UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08073

STATE FARM VARIABLE PRODUCT TRUST

(Exact name of registrant as specified in charter)

Three State Farm Plaza

Bloomington, IL 61791-0001

(Address of principal executive offices) (Zip code)

Alan Goldberg
K&L Gates LLP
Michael L. Tipsord	Three First National Plaza
One State Farm Plaza	70 West Madison St., Suite 3100
Bloomington, Illinois 61710-0001	Chicago, Illinois 60602

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-888-702-2307

Date of fiscal year end: 12/31/2012

Date of reporting period: 06/30/2012

ITEM 1.	REPORTS TO STOCKHOLDERS.

1-888-702-2307

State Farm VP Management Corp.

Customer Service Representatives are available

8:00 a.m. until 6:00 p.m. (Central Time)

Monday through Friday (except holidays)

This report and any financial information contained herein are submitted for the general information of the owners of interests in State Farm Life Insurance Company and State Farm Life and Accident Assurance Company Variable Life Separate Accounts or Variable Annuity Separate Accounts (the “Accounts”). This report provides the results of operations for each of the Funds of the State Farm Variable Product Trust. It is possible to invest in these underlying Funds only through the purchase of a State Farm Variable Universal Life Insurance policy or State Farm Variable Deferred Annuity policy. Please read the prospectus and consider the investment objectives, charges and expenses and other information it contains about the Accounts carefully before investing.

Variable Deferred Annuity (VA) policy series 97040 & 97090 in all states except MT, NY, WI; 97090 in MT; A97040 & A97090 in NY, WI.

Variable Universal Life (VUL) policy series 97035, and also 97036 in TX, except MT, NY, WI; 97085 in MT; A97035 in NY & WI.

Before investing, consider the Funds’ investment objectives, risks, charges and expenses. Contact State Farm VP Management Corp. (1-888-702-2307) for a prospectus containing this and other information. Read it carefully.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, are available without charge upon request at 1-800-447-4930 and at “http://www.sec.gov.”

The Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at “http://www.sec.gov.” The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds make the information on Form N-Q available to shareholders upon request without charge at 1-800-447-4930.

Any website referenced in this report is an inactive textual reference only, and information contained in or otherwise accessible through that website does not form a part of, and is not incorporated by reference into, this report.

Distributor: State Farm VP Management Corp.

Message to Variable Product Customers

Dear Policyowners,

Thank you for purchasing a State Farm® Variable Product. Enclosed is the Semi-Annual Report for the 6-month period ended June 30, 2012 for the State Farm Variable Product Trust (“the Trust”). Included are financial statements and a complete list of the portfolio holdings to help you further understand the underlying Fund(s) available through variable deferred annuity and variable universal life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. We encourage your review and consideration of this entire report.

Market Review

During the 6-month period ended June 30, 2012, the financial markets continued to experience significant price volatility.

In the U.S., equity markets climbed higher and generated positive total returns for the 6-month period ended June 30, 2012. Throughout the 6-month period, equity markets were influenced by many positive factors including generally subdued inflation, improving corporate earnings, and modest positive growth in Gross Domestic Product (GDP). In addition, the Federal Reserve maintained an accommodative monetary policy by leaving the Fed Funds Rate unchanged in a target range of 0% to 0.25%, where it remained for the entire 6-month period ended June 30, 2012. However, the market environment was not without its challenges. During April, equity markets began to turn negative and became increasingly volatile as unresolved concerns about sovereign debt issues in several European countries and weaker U.S. economic data, including weaker than expected employment figures, weighed on investor sentiment. Investor negativity accelerated in the month of May as U.S. stock indexes suffered their worst monthly declines since September 2011, erasing a significant portion of the gains that had been made to that point. However, in June, signs of progress emerged in easing Europe’s banking crisis which helped to lift the markets higher and close out the best month of June performance since 1999.

Overall, large cap stocks (as represented by the S&P 500® Index1), mid-cap stocks (as represented by the Russell Midcap® Index2) and small cap stocks (as represented by the Russell 2000 ® Index3) posted total returns of 9.49%, 7.97%, and 8.53%, respectively, for the 6-month period ended June 30, 2012.

International equities markets, as represented by the MSCI EAFE Free® Index and the MSCI All Country World Index (ACWI) ex-U.S. Index, posted positive total returns of 2.96% and 2.77%, respectively, in U.S. dollar terms for the 6-month period ended June 30, 2012. Within the MSCI EAFE Free Index, developed European markets like Greece and Portugal were among the weakest performing markets, declining –18.64% and –17.03%, respectively, in U.S. dollar terms. Meanwhile, Belgium and Singapore were among the relatively better performing countries in the Index for the 6-month period, increasing 19.34% and 14.77%, respectively, in U.S. dollar terms. Stock market performance in emerging market countries was positive during the 6-month period with the MSCI Emerging Markets Index posting a total return of 3.93% in U.S. dollar terms.4

Concerns over the ongoing European debt crisis and signs of slowing U.S. economic growth lifted the demand for the relatively safe haven of U.S. Treasuries, especially later in the reporting period. Over the entire 6-months, the yield on 10-year U.S. Treasuries rose from 1.89%

1

Source: Standard and Poor’s. The S&P 500® Index tracks the common stock performance of 500 large U.S. companies. It is not possible to invest directly in an index. Past performance does not guarantee future results.

2

Source: Bloomberg. The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 31% of the total market capitalization of the Russell 1000 companies. It is not possible to invest directly in an index. Past performance does not guarantee future results.

3

Source: Bloomberg. The Russell 2000 Index tracks the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index. The stocks of small companies are more volatile than the stocks of larger, more established companies. It is not possible to invest directly in an index. Past performance does not guarantee future results.

4

Source: Bloomberg. The Morgan Stanley Capital International Europe, Australasia and Far East Free (EAFE® Free) Index currently measures the performance of stock markets of Europe, Australia, New Zealand, and the Far East. The MSCI All Country World Index (ex-U.S.) (MSCI ACWI ex-U.S. Index) is a free float adjusted market capitalization index that is designed to measure equity market performance in global developed and emerging markets, excluding the United States. As of June 30, 2012, the MSCI ACWI ex-U.S. Index consisted of 44 developed and emerging market country indices. The Morgan Stanley Capital International Emerging Markets Index is a float-adjusted market capitalization index designed to measure equity market performance in global emerging markets. Foreign securities involve risks not normally associated with investing in the U.S. including higher trading and custody costs, less stringent accounting, legal and reporting practices, potential for political and economic instability, and the fluctuation and potential regulation of currency exchange and exchange rates, all of which are magnified in emerging markets. It is not possible to invest directly in an index. Past performance does not guarantee future results.

Message to Variable Product Customers (continued)

on January 1, 2012 to a high of 2.39% on March 19, 2012, before falling 72 basis points to end at 1.67% on June 30, 2012. Short-term yields remained low, with 3-month U.S. Treasury yields climbing 7 basis points from 0.02% on January 1, 2012 to 0.09% on June 30, 2012.5

Among major fixed income indices, the Barclays U.S. Government/Credit Intermediate Index provided a total return of 2.10% for the 6-month period ended June 30, 2012.6

Look for a detailed discussion of factors that impacted the performance of the Funds during the time frame of January 1, 2012 through December 31, 2012 in the State Farm Variable Product Trust Annual Report.7

Sincerely,

Joe R. Monk Jr. Senior Vice President
State Farm Investment Management Corp.

5	Source: The U.S. Department of Treasury. A 10-year U.S. Treasury Bond is a debt obligation issued by the U.S. Treasury that has a term of more than one year, but not more than 10 years. A 3-month U.S. Treasury Bill is a debt obligation issued by the U.S. Treasury that has a term of 92 days or less. U.S. Treasury securities are backed by the full faith and credit of the U.S. government and are guaranteed only as to the prompt payment of principal and interest, and are subject to market risks if sold prior to maturity. Bonds have historically been less volatile than stocks, but are sensitive to changes in interest rates. Past performance does not guarantee future results.

6	Source: Barclays Capital Inc. The Barclays U.S. Government/Credit Intermediate Index contains U.S. Government and corporate bonds with maturities above 1 year and an outstanding par value of at least $250 million. Bonds have historically been less volatile than stocks, but are sensitive to changes in interest rates. It is not possible to invest directly in an index. Past performance does not guarantee future results.

7	Investing involves risk, including potential for loss.

Portfolio Summary

State Farm Variable Product Trust Large Cap Equity Fund

Fund Composition*

(unaudited)

*	Illustrated by sector and based on total net assets as of June 30, 2012. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Variable Product Trust Small/Mid Cap Equity Fund

Fund Composition*

(unaudited)

*	Illustrated by sector and based on total net assets as of June 30, 2012. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Variable Product Trust International Equity Fund

Fund Composition*

(unaudited)

*	Illustrated by country and based on total net assets as of June 30, 2012. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

**	Represents 12 other countries each of which represents less than 2.00% of net assets.

Portfolio Summary (continued)

State Farm Variable Product Trust Large Cap Equity Index Fund

Fund Composition*

(unaudited)

*	Illustrated by sector and based on total net assets as of June 30, 2012. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Variable Product Trust Small Cap Equity Index Fund

Fund Composition*

(unaudited)

*	Illustrated by sector and based on total net assets as of June 30, 2012. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Variable Product Trust International Equity Index Fund

Fund Composition*

(unaudited)

*	Illustrated by country and based on total net assets as of June 30, 2012. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

**	Represents 11 other countries each of which represents less than 2.00% of net assets.

Portfolio Summary (continued)

State Farm Variable Product Trust Stock and Bond Balanced Fund

Fund Composition*

(unaudited)

*	Illustrated by type of security and based on total net assets as of June 30, 2012. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Variable Product Trust Bond Fund

Fund Composition*

(unaudited)

*	Illustrated by type of security and based on total net assets as of June 30, 2012. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Variable Product Trust Money Market Fund

Fund Composition*

(unaudited)

*	Illustrated by type of security and based on total net assets as of June 30, 2012. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

Expense Example (unaudited)1

As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. The Example in the following table is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as stated in the table for each fund.

Actual Expenses

The first line under each Fund name in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value for a Fund by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for the applicable Fund to estimate the expenses you paid on your account for that Fund during this period. If your account has multiple Fund positions, add up the results calculated for each Fund position within your account to estimate the expenses you paid on your total account value.

Hypothetical Example for Comparison Purposes

The second line under each Fund name in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line under each Fund name in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, including those that have transactional costs, such as sales charges (loads), redemptions fees, or exchange fees.

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Annualized Expense Ratio Based on the Period January 1, 2012 to June 30, 2012	Expenses Paid During Period January 1, 2012 to June 30, 2012[2]
Large Cap Equity Fund
Actual	1,000.00	1,089.45	0.70%	3.64
Hypothetical (5% return before expenses)	1,000.00	1,021.38	0.70%	3.52
Small/Mid Cap Equity Fund
Actual	1,000.00	1,077.58	0.90%	4.65
Hypothetical (5% return before expenses)	1,000.00	1,020.39	0.90%	4.52
International Equity Fund
Actual	1,000.00	1,049.82	1.00%	5.10
Hypothetical (5% return before expenses)	1,000.00	1,019.89	1.00%	5.02
Large Cap Equity Index Fund
Actual	1,000.00	1,093.93	0.29%	1.51
Hypothetical (5% return before expenses)	1,000.00	1,023.42	0.29%	1.46
Small Cap Equity Index Fund
Actual	1,000.00	1,082.74	0.50%	2.59
Hypothetical (5% return before expenses)	1,000.00	1,022.38	0.50%	2.51
International Equity Index Fund
Actual	1,000.00	1,032.88	0.68%	3.44
Hypothetical (5% return before expenses)	1,000.00	1,021.48	0.68%	3.42
Stock and Bond Balanced Fund[3]
Actual	1,000.00	1,063.66	0.41%	2.10
Hypothetical (5% return before expenses)	1,000.00	1,022.82	0.41%	2.06

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Annualized Expense Ratio Based on the Period January 1, 2012 to June 30, 2012	Expenses Paid During Period January 1, 2012 to June 30, 2012[2]
Bond Fund
Actual	1,000.00	1,018.50	0.58%	2.91
Hypothetical (5% return before expenses)	1,000.00	1,021.98	0.58%	2.92
Money Market Fund
Actual	1,000.00	1,000.00	0.08%	0.40
Hypothetical (5% return before expenses)	1,000.00	1,024.47	0.08%	0.40

1	This expense example reflects only the underlying Fund fees. As an owner of an interest in an Account, you do not directly own shares of an underlying Fund. Instead, you allocate premiums to a subaccount of the Account and the subaccount invests in a corresponding Fund of the State Farm Variable Product Trust. Your ownership interest in an Account also is subject to contract level fees and expenses that are not included in this expense example.

2	Expenses are equal to the Fund’s annualized expense ratio (provided in the table), multiplied by the average account value over the period multiplied by 182/366 (to reflect the one-half period).

3	Expenses for the Stock and Bond Balanced Fund equal 60% of the Large Cap Equity Index Fund expenses plus 40% of the Bond Fund expenses. The Stock and Bond Balanced Fund targets a 60%/40% investment ratio between the Large Cap Equity Index Fund and the Bond Fund. This ratio may vary slightly from 60%/ 40% throughout the year.

Board Approval of Investment Advisory and Sub-Advisory Agreements

At a meeting of the Board of Trustees (the “Board”) of State Farm Variable Product Trust (“Variable Product Trust”) held on June 15, 2012, all of the Trustees present, including those Trustees present who were not interested persons of Variable Product Trust as defined by Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered whether (i) to approve continuation of the Investment Advisory and Management Services Agreement between State Farm Investment Management Corp. (“SFIMC”) and Variable Product Trust (the “Advisory Agreement”), on behalf of its nine separate series (each a “Fund” and together the “Funds”) (ii) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Variable Product Trust, and BlackRock Fund Advisors (“BlackRock”) with respect to the Large Cap Equity Index Fund, the Small Cap Equity Index Fund and the International Equity Index Fund, (iii) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Variable Product Trust and Westwood Management Corp. (“Westwood”) with respect to the Large Cap Equity Fund, (iv) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Variable Product Trust and Marsico Capital Management, LLC (“Marsico”) with respect to the International Equity Fund, (v) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Variable Product Trust and Northern Cross, LLC (“Northern Cross”) with respect to the International Equity Fund, (vi) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Variable Product Trust and Bridgeway Capital Management, Inc. (“Bridgeway”) with respect to the Small/Mid Cap Equity Fund and the Large Cap Equity Fund, and, (vii) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Variable Product Trust and Rainier Investment Management, Inc. (“Rainier”) with respect to the Small/Mid Cap Equity Fund. Together the sub-advisory agreements between SFIMC and BlackRock, Westwood, Marsico, Northern Cross, Bridgeway and Rainier will be referred to as the “Sub-Advisory Agreements.”

Pursuant to the Sub-Advisory Agreements, SFIMC has hired sub-advisers for six of the Funds. Each sub-adviser is responsible for the day-to-day management of the investments or a portion of the investments of the applicable Fund.

The six sub-advised Funds and their sub-advisers are listed below:

Fund	Sub-Adviser(s)
Large Cap Equity Fund	Westwood and Bridgeway
Small/Mid Cap Equity Fund	Bridgeway and Rainier
International Equity Fund	Marsico and Northern Cross
Large Cap Equity Index Fund	BlackRock
Small Cap Equity Index Fund	BlackRock
International Equity Index Fund	BlackRock

Prior to the June 15, 2012 meeting, independent legal counsel to the Independent Trustees sent BlackRock, Westwood, Marsico, Northern Cross, Bridgeway and Rainier (collectively the “Sub-Advisers”) and SFIMC a request for information to be provided to the Board prior to the Board’s consideration of continuing the Advisory Agreement and the Sub-Advisory Agreements. The Sub-Advisers and SFIMC provided materials to the Board responding to those requests during the first quarter of the year.

At the Board’s request, SFIMC subsequently provided the Board with additional information that the Board believed would be useful to the Board in evaluating whether to approve continuation of the Advisory Agreement and the Sub-Advisory Agreements. Prior to the June 15th meeting, the Board also received a report prepared by Strategic Insight, an independent fund tracking organization (the “Strategic Insight Report”) relating to the performance and expenses of the Funds. In addition, the Board received and reviewed a memorandum from legal counsel to Variable Product Trust and its Independent Trustees regarding their responsibilities (particularly the Independent Trustees’ responsibilities) in considering continuation of the Advisory and Sub-Advisory Agreements.

The Independent Trustees of Variable Product Trust reviewed these materials at meetings held on March 16, 2012 and May 29, 2012, during which SFIMC management responded to specific questions from the Independent Trustees and provided follow-up information. The Board also considered information received throughout the year. The Independent Trustees discussed all of this material extensively among themselves and with their independent legal counsel, and with the other Board members, after which the Board considered various factors described below, no one of which alone was considered dispositive. However, the material factors and conclusions that formed the basis for the Board’s determination to approve the continuation of the agreements are discussed separately below.

Investment Performance

The Board considered each Fund’s investment performance. Among other things, the Board examined the performance of each Fund over various time periods as compared to the performance of one or more benchmark indexes including returns for the appropriate Morningstar Category Average composite, which includes all open-end funds within that category as assigned by Morningstar, Inc., without any modifications.

The Board considered that the performance of the Large Cap Equity Index Fund, the Small Cap Equity Index Fund and the International Equity Index Fund closely tracked the performance of their benchmark indexes, excluding Fund expenses, and concluded that the performance of these three Funds over the periods reviewed was acceptable.

The Board considered the performance of the Large Cap Equity Fund, Small/Mid Cap Equity Fund and the International Equity Fund, including as compared to applicable benchmarks. SFIMC management discussed with the Board that the Large Cap Equity Fund and Small/Mid Cap Equity Fund’s relative performance lagged during the three-, five- or ten-year time periods ending March 31, 2012, but had shown signs of improvement in the most recent one-year or quarterly time periods. SFIMC discussed the underperformance of these Funds over these time frames may have resulted from the market environment generally rewarding investors in low-quality, high-risk securities, an investment strategy generally not followed by these Funds. However, the Board concluded that the performance of these three Funds over the periods reviewed was acceptable.

The Board reviewed the performance of the Bond Fund, the Money Market Fund and the Stock and Bond Balanced Fund. The Strategic Insight Report indicated that the overall recent performance of those Funds was competitive with each Fund’s benchmarks. After extensive discussion of this and other performance information, the Board concluded that the investment performance of these Funds over the periods reviewed was acceptable.

Fees and Expenses

The Board examined the fee structure and expense ratio of each Fund, including in comparison to a peer group of funds with comparable investment objectives, investment strategies, asset size and load structures. SFIMC management explained that to maintain a stable $1.00/share net asset value for the Money Market Fund, SFIMC has continued waiving fees it is entitled to receive from that Fund. SFIMC management also previously had explained the extent of the services provided by the State Farm Life Insurance Companies to the Funds. The State Farm Life Insurance Companies sponsor the separate accounts to which the Funds are sold. The Board also took note that SFIMC did not manage any institutional client, and that it only manages the Funds, and the funds of other State Farm-sponsored mutual funds. In connection with examining the fee structure and expense ratio of each Fund, the Board also considered the amount of profits earned (or losses incurred) by SFIMC in providing advisory services to each Fund, as well as the methodology by which that profit (or loss) was calculated. The Board concluded that the advisory and sub-advisory fees which directly or indirectly are part of each Fund’s fee structure and expense ratio were reasonable.

The Board examined the fees that SFIMC pays to each Sub-Adviser pursuant to the Sub-Advisory Agreements, including the breakpoints in fees that result when a Fund’s assets increase. SFIMC management indicated to the Board its belief that the sub-advisory fees were competitive in the marketplace. After considering this information, the Board concluded that the sub-advisory fees were reasonable.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of the advisory and sub-advisory services provided by SFIMC and the Sub-Advisers to the Funds, as applicable. The Board considered the general reputation, financial resources, and business activities of SFIMC and each Sub-Adviser, as well as the education and experience of the teams responsible for managing the Funds at each organization, and concluded that each organization’s investment management team has a satisfactory, long-term track record. After considering all of this information, the Board concluded that SFIMC and the Sub-Advisers each had more than sufficient resources and expertise to continue to manage or sub-advise the Funds, and that given the past experience of each, these organizations would be able to continue to provide satisfactory services to Variable Product Trust. Finally, the Board considered the view of Variable Product Trust’s Chief Compliance Officer that the compliance policies and procedures of SFIMC and the Sub-Advisers were reasonably designed to prevent and detect violations of the federal securities laws.

Economies of Scale/Other Benefits

Economies of scale for the benefit of Fund shareholders can occur when there are reductions in the levels of the investment advisory fee payable by a Fund as the Fund increases in size (an arrangement commonly known as “breakpoints”) or when a Fund’s fixed costs are spread over a larger asset base. Economies of scale for the benefit of Fund shareholders result in a decrease in a Fund’s expenses per unit, such as per dollar invested. Because SFIMC’s investment advisory fees charged to the Funds within Variable Product Trust currently do not include breakpoints and because SFIMC management currently does not anticipate a significant increase in the amount of assets of any Fund, economies of scale for the benefit of Fund shareholders was not a significant factor in the Board’s decision to approve continuation of the Advisory Agreement or the Sub-Advisory Agreements. SFIMC management does not anticipate significant increases in the Funds’ assets because State Farm currently is not selling new variable insurance policies, the separate accounts of which invest in the Funds. Any potential future growth of Fund assets could result from market appreciation of the Funds’ assets, existing State Farm variable insurance policyholders’ making additional or new contributions into those policies and/or State Farm beginning to market new variable insurance policies that utilize the Funds as underlying investment options.

The Board next discussed whether SFIMC or a Sub-Adviser derives any other direct or indirect benefits from serving as investment adviser or investment sub-adviser to the Funds. SFIMC indicated to the Board that it was not aware of any ancillary or other benefits (other than fees) that these organizations (and each organization’s respective affiliates, if any) receive for providing various services to Variable Product Trust, particularly because these organizations do not execute securities trades on behalf of the Funds through an affiliated broker-dealer. The Board concluded that the lack of any ancillary or so-called “fallout” benefits enables SFIMC and the Sub-Advisers to manage assets of the Funds in a manner that appears to be free of conflicts of interest.

Based on the Board’s deliberations and their evaluation of the information provided by SFIMC and the Sub-Advisers, the Board, including all of the Independent Trustees present at the Board meeting, unanimously approved the:

•	Continuation of the Advisory Agreement for all Funds through June 30, 2013, and

•	Continuation of each Sub-Advisory Agreement through June 30, 2013.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (97.84%)
Consumer Discretionary (16.04%)
Advance Auto Parts Inc.	3,100	$211,482
AutoZone Inc. (a)	800	293,736
Bed Bath & Beyond Inc. (a)	1,600	98,880
Chipotle Mexican Grill Inc. (a)	500	189,975
Comcast Corp. Class A	21,200	677,764
DIRECTV Class A (a)	4,100	200,162
Dollar General Corp. (a)	4,600	250,194
Dollar Tree Inc. (a)	2,600	139,880
Ford Motor Co.	17,900	171,661
General Motors Co. (a)	16,500	325,380
H&R Block Inc.	6,800	108,664
Home Depot Inc., The	4,300	227,857
Limited Brands Inc.	2,400	102,072
Macy’s Inc.	6,100	209,535
McDonald’s Corp.	2,600	230,178
PetSmart Inc.	1,500	102,270
Polaris Industries Inc.	2,400	171,552
PVH Corp.	1,800	140,022
Ross Stores Inc.	3,000	187,410
Sally Beauty Holdings Inc. (a)	8,200	211,068
Starbucks Corp.	3,700	197,284
Tempur-Pedic International Inc. (a)	2,500	58,475
Time Warner Inc.	11,100	427,350
TJX Companies Inc.	6,000	257,580
Tractor Supply Co.	1,600	132,896
Ulta Salon, Cosmetics & Fragrance Inc.	2,400	224,112
Viacom Inc. Class B	4,700	220,994
Walt Disney Co., The	9,400	455,900
Wynn Resorts Ltd.	1,600	165,952

		6,390,285

Consumer Staples (9.82%)
Brown-Forman Corp. Class B	2,800	271,180
Coca-Cola Co., The	3,000	234,570
Coca-Cola Enterprises Inc.	4,800	134,592
Colgate-Palmolive Co.	2,100	218,610
Costco Wholesale Corp.	2,500	237,500
CVS Caremark Corp.	8,800	411,224
Estee Lauder Companies Inc. Class A, The	2,600	140,712
General Mills Inc.	5,300	204,262
Herbalife Ltd.	3,000	144,990
Kimberly-Clark Corp.	2,900	242,933
Monster Beverage Corp. (a)	3,500	249,200
PepsiCo Inc.	6,200	438,092
Procter & Gamble Co., The	2,800	171,500
Wal-Mart Stores Inc.	8,100	564,732
Whole Foods Market Inc.	2,600	247,832

		3,911,929

Energy (11.11%)
Anadarko Petroleum Corp.	6,300	417,060
Apache Corp.	2,300	202,147
Chevron Corp.	5,100	538,050
ConocoPhillips	2,800	156,464
CONSOL Energy Inc.	11,900	359,856

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Denbury Resources Inc. (a)	12,800	$193,408
Diamond Offshore Drilling Inc.	2,100	124,173
EQT Corp.	8,000	429,040
Halliburton Co.	5,100	144,789
HollyFrontier Corp.	5,700	201,951
Marathon Oil Corp.	15,600	398,892
Marathon Petroleum Corp.	5,500	247,060
Occidental Petroleum Corp.	9,000	771,930
Phillips 66 (a)	1,400	46,536
Pioneer Natural Resources Co.	2,200	194,062

		4,425,418

Financials (10.18%)
ACE Ltd.	5,600	415,128
Aflac Inc.	7,900	336,461
American International Group Inc. (a)	12,200	391,498
Ameriprise Financial Inc.	4,500	235,170
Bank of America Corp.	50,800	415,544
CIT Group Inc. (a)	9,600	342,144
Discover Financial Services	7,000	242,060
Huntington Bancshares Inc.	32,900	210,560
JPMorgan Chase & Co.	10,100	360,873
MetLife Inc.	10,700	330,095
Moody’s Corp.	4,500	164,475
Travelers Companies Inc., The	3,300	210,672
Wells Fargo & Co.	12,000	401,280

		4,055,960

Health Care (14.41%)
Abbott Laboratories	13,300	857,451
Agilent Technologies Inc.	5,200	204,048
Allergan Inc.	2,200	203,654
Baxter International Inc.	7,500	398,625
Biogen Idec Inc. (a)	1,900	274,322
Celgene Corp. (a)	2,700	173,232
Covidien PLC	7,800	417,300
DaVita Inc. (a)	2,300	225,883
HCA Holdings Inc.	8,100	246,483
Humana Inc.	2,200	170,368
Johnson & Johnson	8,900	601,284
McKesson Corp.	2,200	206,250
Merck & Co. Inc.	9,600	400,800
Novartis AG ADR	7,100	396,890
Pfizer Inc.	9,000	207,000
St. Jude Medical Inc.	10,000	399,100
Teva Pharmaceutical Industries Ltd. Sponsored ADR	9,000	354,960

		5,737,650

Industrials (10.66%)
Boeing Co., The	6,900	512,670
CSX Corp.	7,400	165,464
Cummins Inc.	1,900	184,129
Fastenal Co.	3,900	157,209
Flowserve Corp.	1,700	195,075

See accompanying notes to financial statements.	11

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
General Dynamics Corp.	3,000	$197,880
Honeywell International Inc.	7,200	402,048
Kirby Corp. (a)	5,800	273,064
Lockheed Martin Corp.	2,500	217,700
Precision Castparts Corp.	1,200	197,388
Textron Inc.	11,500	286,005
Union Pacific Corp.	5,400	644,274
United Continental Holdings Inc. (a)	9,500	231,135
WW Grainger Inc.	1,600	305,984
Xylem Inc.	11,000	276,869

		4,246,894

Information Technology (16.15%)
Accenture PLC Class A	3,500	210,315
Alliance Data Systems Corp. (a)	1,900	256,500
Apple Inc. (a)	1,400	817,600
Cisco Systems Inc.	28,000	480,760
Dell Inc. (a)	12,200	152,744
EMC Corp. (a)	15,700	402,391
Google Inc. Class A (a)	450	261,032
Intel Corp.	18,200	485,030
International Business Machines Corp.	1,900	371,602
Lam Research Corp. (a)	2,800	105,672
MasterCard Inc. Class A	800	344,088
Microsoft Corp.	21,800	666,862
NeuStar Inc. Class A (a)	5,400	180,360
Oracle Corp.	23,600	700,920
TE Connectivity Ltd.	5,800	185,078
Visa Inc. Class A	2,100	259,623
Western Digital Corp. (a)	5,000	152,400
Western Union Co.	12,400	208,816
Xilinx Inc.	5,700	191,349

		6,433,142

Materials (5.27%)
CF Industries Holdings Inc.	1,300	251,862
Cliffs Natural Resources Inc.	3,100	152,799
Crown Holdings Inc. (a)	5,000	172,450
Dow Chemical Co., The	12,800	403,200
Freeport-McMoRan Copper & Gold Inc.	5,000	170,350
Rockwood Holdings Inc.	4,300	190,705
Sherwin-Williams Co., The	2,400	317,640
Southern Copper Corp.	6,800	214,268
Valspar Corp., The	4,300	225,707

		2,098,981

Telecommunication Services (2.24%)
tw telecom inc. (a)	9,800	251,469
Verizon Communications Inc.	5,300	235,532
Vodafone Group PLC Sponsored ADR	14,400	405,792

		892,793

	Shares	Value
Common Stocks (Cont.)
Utilities (1.96%)
American Electric Power Company Inc.	9,700	$387,030
Sempra Energy	5,700	392,616

		779,646

Total Common Stocks
(cost $35,407,670)		38,972,698

Short-term Investments (2.16%)
JPMorgan U.S. Government Money Market Fund	859,030	859,030

Total Short-term Investments
(cost $859,030)		859,030

TOTAL INVESTMENTS (100.00%)
(cost $36,266,700)		39,831,728
LIABILITIES, NET OF OTHER ASSETS (0.00%)		(829)

NET ASSETS (100.00%)		$39,830,899

(a)	Non-income producing security.

ADR - American Depository Receipt

12	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (99.00%)
Consumer Discretionary (17.46%)
Arctic Cat Inc. (a)	6,800	$248,608
Bed Bath & Beyond Inc. (a)	1,990	122,982
Blyth Inc.	6,800	235,008
BorgWarner Inc. (a)	2,040	133,804
Cabela’s Inc. (a)	8,800	332,728
Caribou Coffee Company Inc. (a)	10,900	140,719
Carmike Cinemas Inc. (a)	8,800	128,920
Conn’s Inc. (a)	12,300	182,040
Dick’s Sporting Goods Inc.	3,410	163,680
Dillard’s Inc. Class A	8,170	520,266
Dollar General Corp. (a)	6,820	370,940
DSW Inc. Class A	2,240	121,856
Foot Locker Inc.	10,310	315,280
Fossil Inc. (a)	1,440	110,218
Genesco Inc. (a)	5,000	300,750
GNC Holdings Inc. Class A	5,340	209,328
Group 1 Automotive Inc.	4,880	222,577
Hovnanian Enterprises Inc. Class A (a)	59,009	171,126
LKQ Corp. (a)	9,540	318,636
Macy’s Inc.	1,520	52,212
MGM Resorts International (a)	15,740	175,658
Nordstrom Inc.	5,190	257,891
O’Reilly Automotive Inc. (a)	4,050	339,268
Penske Automotive Group Inc.	9,900	210,276
Saga Communications Inc. Class A (a)	6,400	237,504
Sally Beauty Holdings Inc. (a)	10,540	271,300
Sinclair Broadcast Group Inc. Class A	25,900	234,654
Standard Motor Products Inc.	9,600	135,168
Starwood Hotels & Resorts Worldwide Inc.	3,630	192,535
Tesla Motors Inc. (a)	2,040	63,832
Town Sports International Holdings Inc. (a)	21,700	288,393
Tractor Supply Co.	1,190	98,841
Ulta Salon, Cosmetics & Fragrance Inc.	1,390	129,798
Under Armour Inc. Class A (a)	1,390	131,327
Williams-Sonoma Inc.	3,110	108,757
Wynn Resorts Ltd.	1,170	121,352

		7,398,232

Consumer Staples (4.12%)
Beam Inc.	3,490	218,090
Church & Dwight Co. Inc.	3,600	199,692
Dean Foods Co. (a)	8,660	147,480
Elizabeth Arden Inc. (a)	5,900	228,979
Ingredion Inc.	5,020	248,590
Pantry Inc., The (a)	8,600	126,420
Susser Holdings Corp. (a)	6,400	237,888
Weis Markets Inc.	5,000	222,600
Whole Foods Market Inc.	1,240	118,197

		1,747,936

Energy (6.08%)
Anadarko Petroleum Corp.	2,030	134,386
Cloud Peak Energy Inc. (a)	12,100	204,611

	Shares	Value
Common Stocks (Cont.)
Energy (cont.)
Denbury Resources Inc. (a)	14,540	$219,699
Energy XXI (Bermuda) Ltd.	4,750	148,628
Ensco PLC Class A	5,290	248,471
Helix Energy Solutions Group Inc. (a)	13,500	221,535
Pioneer Drilling Co. (a)	19,900	158,603
Pioneer Natural Resources Co.	3,220	284,036
Plains Exploration & Production Co. (a)	8,850	311,343
Superior Energy Services Inc. (a)	14,010	283,422
Swift Energy Co. (a)	3,100	57,691
Western Refining Inc.	11,300	251,651
Westmoreland Coal Co. (a)	6,400	51,520

		2,575,596

Financials (24.34%)
Affiliated Managers Group Inc. (a)	1,510	165,270
Agree Realty Corp.	3,457	76,503
American Tower Corp.	2,790	195,049
Ameriprise Financial Inc.	4,180	218,447
AmTrust Financial Services Inc.	8,600	255,506
Argo Group International Holdings Ltd.	4,900	143,423
Armour Residential REIT Inc.	28,100	199,791
BancFirst Corp.	2,600	108,966
Bancorp Inc., The (a)	11,100	104,895
BioMed Realty Trust Inc.	10,930	204,172
Calamos Asset Management Inc. Class A	6,700	76,715
Cardinal Financial Corp.	16,400	201,392
CBRE Group Inc. (a)	17,030	278,611
City Holding Co.	5,900	198,771
CNO Financial Group Inc.	28,600	223,080
Doral Financial Corp. (a)	65,300	97,950
East West Bancorp Inc.	18,870	442,690
Employers Holdings Inc.	14,100	254,364
F.N.B. Corp.	17,800	193,486
Fifth Third Bancorp	2,180	29,212
First Industrial Realty Trust Inc. (a)	33,700	425,294
First Republic Bank (a)	4,240	142,464
Gramercy Capital Corp. (a)	46,300	115,750
Interactive Brokers Group Inc. Class A	10,000	147,200
Invesco Ltd.	13,210	298,546
iStar Financial Inc. (a)	24,300	156,735
Jones Lang LaSalle Inc.	4,660	327,924
LaSalle Hotel Properties	4,100	119,474
Merchants Bancshares Inc.	2,200	60,610
MPG Office Trust Inc. (a)	57,200	114,972
National Retail Properties Inc.	8,000	226,320
Nelnet Inc. Class A	7,900	181,700
Northwest Bancshares Inc.	18,200	213,122
Ocwen Financial Corp. (a)	13,900	261,042
One Liberty Properties Inc.	11,963	225,263
Oritani Financial Corp.	9,800	141,022
Primerica Inc.	9,100	243,243
ProAssurance Corp.	2,700	240,543
Raymond James Financial Inc.	7,430	254,403
Renasant Corp.	6,100	95,831

See accompanying notes to financial statements.	13

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Retail Opportunity Investments Corp.	18,400	$221,904
RLI Corp.	3,000	204,600
Sabra Health Care REIT Inc.	5,300	90,683
Signature Bank (a)	5,050	307,898
Symetra Financial Corp.	21,300	268,806
T. Rowe Price Group Inc.	3,100	195,176
Taylor Capital Group Inc. (a)	12,300	201,597
United Community Banks Inc. (a)	13,140	112,610
United Financial Bancorp Inc.	11,700	168,246
United Fire Group Inc.	5,500	117,315
Universal Insurance Holdings Inc.	18,400	62,744
Weingarten Realty Investors	5,021	132,253
Winthrop Realty Trust	13,000	158,080
Wintrust Financial Corp.	5,300	188,150
World Acceptance Corp. (a)	3,400	223,721

		10,313,534

Health Care (8.92%)
Agilent Technologies Inc.	5,260	206,402
Alexion Pharmaceuticals Inc. (a)	2,360	234,348
Celgene Corp. (a)	1,120	71,859
Cerner Corp. (a)	1,800	148,788
Cooper Companies Inc., The	2,430	193,817
Cubist Pharmaceuticals Inc. (a)	3,470	131,548
Edwards Lifesciences Corp. (a)	2,040	210,732
HMS Holdings Corp. (a)	6,760	225,176
Hologic Inc. (a)	4,270	77,031
Illumina Inc. (a)	3,690	149,039
Intuitive Surgical Inc. (a)	340	188,289
Kindred Healthcare Inc. (a)	17,800	174,974
Maxygen Inc. (a)	14,200	84,632
Medicines Co., The (a)	11,800	270,692
Medicis Pharmaceutical Corp. Class A	2,880	98,352
Perrigo Co.	2,220	261,805
Shire PLC ADR	2,600	224,614
Skilled Healthcare Group Inc. Class A (a)	29,600	185,888
SXC Health Solutions Corp. (a)	2,210	219,254
Triple-S Management Corp. Class B (a)	5,300	96,884
U.S. Physical Therapy Inc.	4,600	116,978
Vanda Pharmaceuticals Inc. (a)	13,100	57,640
Watson Pharmaceuticals Inc. (a)	2,030	150,199

		3,778,941

Industrials (15.62%)
Alaska Air Group Inc. (a)	6,800	244,120
AMERCO	2,300	206,931
AMETEK Inc.	1,910	95,328
Arkansas Best Corp.	7,400	93,240
BE Aerospace Inc. (a)	7,520	328,323
CBIZ Inc. (a)	14,900	88,506
Cenveo Inc. (a)	42,500	82,025
Chicago Bridge & Iron Co. N.V. NY Reg. Shares	8,300	315,068
Dycom Industries Inc. (a)	10,300	191,683
Eaton Corp.	5,650	223,910

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Fluor Corp.	4,540	$224,004
GenCorp Inc. (a)	32,700	212,877
Hawaiian Holdings Inc. (a)	38,100	248,031
Joy Global Inc.	3,790	215,007
Layne Christensen Co. (a)	5,700	117,933
Lydall Inc. (a)	15,000	202,800
NCI Building Systems Inc. (a)	15,000	162,450
Precision Castparts Corp.	1,105	181,761
Quality Distribution Inc. (a)	8,100	89,829
RailAmerica Inc. (a)	10,400	251,680
Republic Airways Holdings Inc. (a)	33,100	183,705
Saia Inc. (a)	11,100	242,979
Standex International Corp.	2,900	123,453
Stericycle Inc. (a)	2,120	194,340
Timken Co., The	4,580	209,718
Triumph Group Inc.	6,830	384,324
United Rentals Inc. (a)	19,920	678,077
US Airways Group Inc. (a)	21,800	290,594
Valmont Industries Inc.	1,830	221,375
Verisk Analytics Inc. Class A (a)	2,470	121,672
Wabtec Corp.	2,450	191,125

		6,616,868

Information Technology (11.37%)
Alliance Data Systems Corp. (a)	1,790	241,650
Altera Corp.	3,840	129,946
Amkor Technology Inc. (a)	35,200	171,776
Autodesk Inc. (a)	5,330	186,497
Avago Technologies Ltd.	4,840	173,756
Brightpoint Inc. (a)	18,200	98,462
CACI International Inc. Class A (a)	3,500	192,570
Check Point Software Technologies Ltd. (a)	2,795	138,604
Citrix Systems Inc. (a)	2,110	177,113
Cognizant Technology Solutions Corp. Class A (a)	1,740	104,400
F5 Networks Inc. (a)	1,740	173,234
FleetCor Technologies Inc. (a)	4,120	144,365
Globecomm Systems Inc. (a)	7,400	75,036
Informatica Corp. (a)	3,470	146,989
Insight Enterprises Inc. (a)	10,900	183,447
Intuit Inc.	3,320	197,042
JDS Uniphase Corp. (a)	11,730	129,030
LSI Corp. (a)	18,460	117,590
MercadoLibre Inc.	1,410	106,878
MICROS Systems Inc. (a)	2,730	139,776
NICE Systems Ltd. Sponsored ADR (a)	2,710	99,186
ON Semiconductor Corp. (a)	19,050	135,255
OSI Systems Inc. (a)	5,300	335,702
Photronics Inc. (a)	35,700	217,770
Red Hat Inc. (a)	2,760	155,885
Riverbed Technology Inc. (a)	6,490	104,814
TIBCO Software Inc. (a)	3,640	108,909
Trimble Navigation Ltd. (a)	2,540	116,865
Unisys Corp. (a)	11,600	226,780
VeriFone Systems Inc. (a)	4,650	153,868

14	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Wright Express Corp. (a)	2,170	$133,933

		4,817,128

Materials (4.84%)
Airgas Inc.	3,040	255,390
American Vanguard Corp.	15,600	414,804
Ecolab Inc.	4,110	281,658
Kaiser Aluminum Corp.	3,600	186,624
Myers Industries Inc.	13,000	223,080
Neenah Paper Inc.	7,900	210,851
P. H. Glatfelter Co.	12,100	198,077
Quaker Chemical Corp.	4,900	226,429
Valspar Corp., The	1,050	55,115

		2,052,028

Telecommunication Services (1.33%)
IDT Corp. Class B	11,600	113,796
SBA Communications Corp. Class A (a)	5,910	337,166
Vonage Holdings Corp. (a)	55,100	110,751

		561,713

Utilities (4.92%)
AES Corp., The (a)	29,960	384,387
American States Water Co.	5,400	213,732
American Water Works Co. Inc.	8,530	292,408
Cleco Corp.	5,400	225,882
El Paso Electric Co.	7,300	242,068
ITC Holdings Corp.	1,825	125,761
Laclede Group Inc., The	4,100	163,221
NiSource Inc.	11,280	279,180
NV Energy Inc.	3,580	62,936
Unitil Corp.	3,600	95,400

		2,084,975

Total Common Stocks
(cost $38,547,655)		41,946,951

	Shares	Value
Registered Investment Companies (0.31%)
Financials (0.31%)
Arlington Asset Investment Corp. Class A	6,100	$132,431

Total Registered Investment Companies
(cost $121,132)		132,431

Short-term Investments (1.50%)
JPMorgan U.S. Government Money Market Fund	633,743	633,743

Total Short-term Investments
(cost $633,743)		633,743

TOTAL INVESTMENTS (100.81%)
(cost $39,302,530)		42,713,125
LIABILITIES, NET OF OTHER ASSETS (-0.81%)		(342,719)

NET ASSETS (100.00%)		$42,370,406

(a)	Non-income producing security.

ADR - American Depository Receipt

See accompanying notes to financial statements.	15

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (a) (94.10%)
Argentina (0.79%)
MercadoLibre Inc.	3,766	$285,463

Australia (1.00%)
BHP Billiton PLC	12,702	361,022

Austria (0.34%)
Erste Group Bank AG (b)	6,340	120,405

Belgium (2.54%)
Anheuser-Busch InBev NV	11,553	910,852

Brazil (1.38%)
BR Malls Participacoes SA	22,400	256,510
Itau Unibanco Holding SA ADR	17,080	237,752

		494,262

Canada (1.68%)
Canadian National Railway Co.	4,157	350,768
Imax Corp. (b)	5,294	127,215
Pacific Rubiales Energy Corp.	5,925	125,472

		603,455

China (2.88%)
Baidu Inc. Sponsored ADR (b)	4,185	481,191
China Mobile Ltd.	31,000	340,302
PetroChina Company Ltd. H	166,000	214,847

		1,036,340

Denmark (3.04%)
Novo Nordisk A/S Class B	7,540	1,093,577

France (8.27%)
Accor SA	5,950	186,457
AXA SA	14,732	196,948
Compagnie de Saint-Gobain	3,212	118,681
DANONE SA	4,916	305,512
Essilor International SA	1,155	107,299
JC Decaux SA	6,500	143,342
L’Oreal SA	2,200	257,412
Pernod Ricard SA	6,601	705,859
Schneider Electric SA	8,980	499,141
Unibail-Rodamco SE	2,440	449,472

		2,970,123

Germany (6.07%)
Adidas AG	4,370	313,232
Allianz SE Reg.	2,129	214,145
Bayerische Motoren Werke (BMW) AG	4,459	322,688
Daimler AG Registered Shares	4,439	199,486
Kabel Deutschland Holding AG (b)	6,081	378,967
Linde AG	2,746	427,664
SAP AG	5,464	323,552

		2,179,734

Hong Kong (4.71%)
AIA Group Ltd.	79,600	274,943

	Shares	Value
Common Stocks (Cont.)
Hong Kong (Cont.)
Belle International Holdings Ltd.	87,000	$149,272
Cheung Kong Holdings Ltd.	23,000	283,966
China Unicom (Hong Kong) Ltd.	320,000	401,569
CNOOC Ltd.	88,000	177,418
Hang Lung Properties Ltd.	118,000	403,633

		1,690,801

Ireland (0.99%)
Accenture PLC Class A	5,935	356,634

Israel (1.00%)
Check Point Software Technologies Ltd. (b)	7,246	359,329

Japan (11.44%)
Canon Inc.	13,400	534,801
Fanuc Corp.	6,000	986,286
Honda Motor Co. Ltd.	14,400	502,496
Hoya Corp.	8,500	187,255
Japan Tobacco Inc.	15,800	468,085
Komatsu Ltd.	6,100	145,615
Marubeni Corp.	29,000	193,224
Rakuten Inc.	35,300	364,955
SMC Corp.	800	138,702
Sumitomo Realty & Development Co. Ltd.	9,000	221,367
Toyota Motor Corp.	9,100	367,296

		4,110,082

Malaysia (1.67%)
Genting Berhad	98,400	293,848
Sime Darby Berhad	98,000	306,654

		600,502

Mexico (0.54%)
Wal-mart de Mexico SAB de CV	72,100	192,902

Netherlands (4.79%)
ASML Holding NV	6,046	310,499
LyondellBasell Industries NV Class A	11,031	444,218
Royal Dutch Shell PLC Class A	9,609	324,311
Sensata Technologies Holding NV (b)	6,664	178,462
Yandex NV Class A (b)	10,764	205,056
Ziggo NV (b)	8,066	257,076

		1,719,622

Singapore (1.29%)
DBS Group Holdings Ltd.	17,889	197,596
United Overseas Bank Ltd.	17,974	266,906

		464,502

South Korea (1.32%)
Samsung Electronics Co. Ltd.	447	473,367

16	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Spain (0.80%)
Industria de Diseno Textil SA	2,765	$285,805

Sweden (4.65%)
Atlas Copco AB Class A	20,900	449,784
Elekta AB B Shares	3,032	138,549
Investor AB B Shares	9,000	171,839
Millicom International Cellular SA SDR	5,041	475,749
Sandvik AB	19,616	251,569
Volvo AB B Shares	16,000	182,936

		1,670,426

Switzerland (11.17%)
ABB Ltd. Reg. (b)	14,716	240,286
Compagnie Financiere Richemont SA Class A	5,151	282,840
Holcim Ltd. Reg. (b)	4,123	228,437
Julius Baer Group Ltd. (b)	11,155	404,443
Nestle SA Reg.	16,611	991,309
Novartis AG	2,313	129,323
Roche Holding AG	5,108	882,320
Swatch Group AG, The	697	275,483
Syngenta AG Reg.	1,016	347,802
UBS AG Reg. (b)	19,707	230,615

		4,012,858

Taiwan (1.82%)
Taiwan Semiconductor Manufacturing Company Ltd. Sponsored ADR (b)	46,820	653,607

United Kingdom (17.72%)
Anglo American PLC	9,446	310,446
ARM Holdings PLC	33,776	267,594
BG Group PLC	14,994	306,949
British American Tobacco PLC	10,629	540,378
British Sky Broadcasting Group PLC	39,402	429,557
CRH PLC	4,256	82,111
Diageo PLC	19,271	496,710
Imperial Tobacco Group PLC	9,686	373,185
InterContinental Hotels Group PLC	7,769	187,035
Next PLC	3,759	188,747
Pearson PLC	5,000	99,209
Rio Tinto PLC	3,666	174,222
Rolls-Royce Holdings PLC (b)	35,360	476,573
Rolls-Royce Holdings PLC Class C
Entitlement Shares (b) (c)	2,148,302	3,365
Shire PLC	13,939	401,024
Standard Chartered PLC	39,081	848,956
Tullow Oil PLC	15,538	359,123
Whitbread PLC	10,578	336,328
Xstrata PLC	38,516	484,277

		6,365,789

United States (2.20%)
Freeport-McMoRan Copper & Gold Inc.	2,482	84,562
Perrigo Co.	2,863	337,634

	Shares	Value
Common Stocks (Cont.)
United States (Cont.)
Wynn Resorts Ltd.	3,563	$369,554

		791,750

Total Common Stocks
(cost $32,356,420)		33,803,209

Preferred Stocks (a) (1.80%)
Brazil (1.80%)
Banco Bradesco SA Pfd.	22,868	340,885
Petroleo Brasileiro SA Pfd.	27,600	250,784
Suzano Papel e Celulose SA	27,250	53,862

		645,531

Total Preferred Stocks
(cost $1,243,733)		645,531

Short-term Investments (3.73%)
State Street Institutional U.S. Government Money Market Fund	1,341,276	1,341,276

Total Short-term Investments
(cost $1,341,276)		1,341,276

TOTAL INVESTMENTS (99.63%)
(cost $34,941,429)		35,790,016
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.37%)		133,129

NET ASSETS (100.00%)		$35,923,145

(a)	The Fund used data provided by an independent statistical fair value service to fair value the securities primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange. This method of fair valuing foreign securities was established in the Valuation Procedures adopted by the Board of Trustees.

(b)	Non-income producing security.

(c)	In accordance with the Trust’s Valuation Procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security. The fair value for this security was not determined using the Trust’s independent statistical fair value service.

ADR - American Depository Receipt

SDR - Swedish Depository Receipt

See accompanying notes to financial statements.	17

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2012

(Unaudited)

INTERNATIONAL EQUITY FUND FOREIGN

CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$7,358,805	20.56
British Pound	6,726,811	18.79
United States Dollar	5,812,721	16.24
Japanese Yen	4,110,082	11.48
Swiss Franc	4,012,858	11.21
Hong Kong Dollar	2,245,950	6.28
Swedish Krona	1,670,426	4.67
Danish Krone	1,093,577	3.06
Brazilian Real	902,041	2.52
Malaysian Ringgit	600,502	1.68
South Korean Won	473,367	1.32
Singapore Dollar	464,502	1.30
Mexican Peso	192,902	0.54
Canadian Dollar	125,472	0.35

Total Investments	$35,790,016	100.00%

INTERNATIONAL EQUITY FUND SECTOR CLASSIFICATIONS

Sector	Value	%
Consumer Discretionary	$5,803,812	16.16
Consumer Staples	5,242,204	14.59
Financials	5,120,381	14.25
Industrials	4,522,046	12.59
Information Technology	4,438,348	12.35
Health Care	3,089,726	8.60
Materials	2,998,623	8.35
Energy	1,758,904	4.90
Telecommunication Services	1,474,696	4.11

Total Stocks	34,448,740	95.90
Short-term Investments	1,341,276	3.73
Cash and Other Assets, Net of Liabilities	133,129	0.37

Net Assets	$35,923,145	100.00%

18	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

June 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (99.40%)
Consumer Discretionary (10.89%)
Abercrombie & Fitch Co. Class A	3,199	$109,214
Amazon.com Inc. (a)	13,965	3,188,908
Apollo Group Inc. Class A (a)	4,160	150,550
AutoNation Inc. (a)	1,690	59,623
AutoZone Inc. (a)	1,033	379,287
Bed Bath & Beyond Inc. (a)	9,008	556,694
Best Buy Company Inc.	10,740	225,110
Big Lots Inc. (a)	2,468	100,670
BorgWarner Inc. (a)	4,430	290,564
Cablevision Systems Corp. Class A	8,365	111,171
CarMax Inc. (a)	8,907	231,048
Carnival Corp.	17,656	605,071
CBS Corp. Class B	25,019	820,123
Chipotle Mexican Grill Inc. (a)	1,236	469,618
Coach Inc.	11,103	649,303
Comcast Corp. Class A	104,304	3,334,599
Darden Restaurants Inc.	4,887	247,429
DeVry Inc.	2,192	67,886
DIRECTV Class A (a)	25,379	1,239,003
Discovery Communications Inc. Class A (a)	9,879	533,466
Dollar Tree Inc. (a)	8,988	483,554
DR Horton Inc.	10,573	194,332
Expedia Inc.	3,496	168,053
Family Dollar Stores Inc.	4,523	300,689
Ford Motor Co.	147,996	1,419,282
Fossil Inc. (a)	2,029	155,300
GameStop Corp. Class A	5,271	96,776
Gannett Co. Inc.	9,104	134,102
GAP Inc., The	12,977	355,051
Genuine Parts Co.	6,008	361,982
Goodyear Tire & Rubber Co., The (a)	9,731	114,923
H&R Block Inc.	11,641	186,023
Harley-Davidson Inc.	9,026	412,759
Harman International Industries Inc.	2,803	110,999
Hasbro Inc.	4,614	156,276
Home Depot Inc., The	59,308	3,142,731
International Game Technology	11,204	176,463
Interpublic Group of Companies Inc., The	17,432	189,137
J.C. Penney Company Inc.	5,700	132,867
Johnson Controls Inc.	26,298	728,718
Kohl’s Corp.	9,291	422,648
Leggett & Platt Inc.	5,529	116,828
Lennar Corp.	6,345	196,124
Limited Brands Inc.	9,414	400,377
Lowe’s Companies Inc.	45,594	1,296,693
Macy’s Inc.	15,896	546,028
Marriott International Inc. Class A	10,349	405,681
Mattel Inc.	13,198	428,143
McDonald’s Corp.	39,399	3,487,993
McGraw-Hill Companies Inc., The	10,913	491,085
Netflix Inc. (a)	2,144	146,800
Newell Rubbermaid Inc.	11,004	199,613
News Corp. Class A	81,631	1,819,555
NIKE Inc. Class B	14,202	1,246,652
Nordstrom Inc.	6,246	310,364

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Omnicom Group Inc.	10,544	$512,438
O’Reilly Automotive Inc. (a)	4,886	409,300
Priceline.com Inc. (a)	1,927	1,280,530
Pulte Group Inc. (a)	13,163	140,844
Ralph Lauren Corp.	2,527	353,932
Ross Stores Inc.	8,775	548,174
Scripps Networks Interactive Class A	3,592	204,241
Sears Holdings Corp. (a)	1,535	91,640
Staples Inc.	26,703	348,474
Starbucks Corp.	29,375	1,566,275
Starwood Hotels & Resorts Worldwide Inc.	7,667	406,658
Target Corp.	25,620	1,490,828
Tiffany & Co.	4,931	261,096
Time Warner Cable Inc.	12,148	997,351
Time Warner Inc.	37,194	1,431,969
TJX Companies Inc.	28,709	1,232,477
TripAdvisor Inc. (a)	3,790	169,375
Urban Outfitters Inc. (a)	4,341	119,768
VF Corp.	3,370	449,726
Viacom Inc. Class B	20,451	961,606
Walt Disney Co., The	69,331	3,362,554
Washington Post Co., The	186	69,531
Whirlpool Corp.	3,043	186,110
Wyndham Worldwide Corp.	5,704	300,829
Wynn Resorts Ltd.	3,092	320,702
Yum! Brands Inc.	17,804	1,146,931

		52,267,297

Consumer Staples (11.22%)
Altria Group Inc.	78,843	2,724,026
Archer-Daniels-Midland Co.	25,564	754,649
Avon Products Inc.	16,735	271,274
Beam Inc.	6,112	381,939
Brown-Forman Corp. Class B	3,825	370,451
Campbell Soup Co.	6,825	227,818
Clorox Co., The	5,041	365,271
Coca-Cola Co., The	87,411	6,834,666
Coca-Cola Enterprises Inc.	11,686	327,675
Colgate-Palmolive Co.	18,492	1,925,017
ConAgra Foods Inc.	16,172	419,340
Constellation Brands Inc. (a)	6,294	170,316
Costco Wholesale Corp.	16,752	1,591,440
CVS Caremark Corp.	49,654	2,320,331
Dean Foods Co. (a)	6,949	118,341
Dr. Pepper Snapple Group Inc.	8,258	361,288
Estee Lauder Companies Inc. Class A, The	8,772	474,741
General Mills Inc.	25,201	971,247
H.J. Heinz Co.	12,370	672,681
Hershey Co., The	5,893	424,473
Hormel Foods Corp.	5,424	164,998
J.M. Smucker Co., The	4,402	332,439
Kellogg Co.	9,630	475,048
Kimberly-Clark Corp.	15,230	1,275,817
Kraft Foods Inc. Class A	68,679	2,652,383

See accompanying notes to financial statements.	19

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Kroger Co., The	21,736	$504,058
Lorillard Inc.	5,081	670,438
McCormick & Co. Inc.	5,201	315,441
Mead Johnson Nutrition Co. Class A	7,849	631,923
Molson Coors Brewing Co. Class B	6,028	250,825
Monster Beverage Corp. (a)	5,934	422,501
PepsiCo Inc.	60,598	4,281,855
Philip Morris International Inc.	66,085	5,766,577
Procter & Gamble Co., The	106,170	6,502,913
Reynolds American Inc.	12,844	576,310
Safeway Inc.	9,306	168,904
Sysco Corp.	22,842	680,920
Tyson Foods Inc.	11,098	208,975
Walgreen Co.	33,429	988,830
Wal-Mart Stores Inc.	66,862	4,661,619
Whole Foods Market Inc.	6,343	604,614

		53,844,372

Energy (10.73%)
Alpha Natural Resources Inc. (a)	8,736	76,091
Anadarko Petroleum Corp.	19,282	1,276,468
Apache Corp.	15,135	1,330,215
Baker Hughes Inc.	16,866	693,193
Cabot Oil & Gas Corp.	7,999	315,161
Cameron International Corp. (a)	9,599	409,973
Chesapeake Energy Corp.	25,900	481,740
Chevron Corp.	76,470	8,067,585
ConocoPhillips	48,997	2,737,952
CONSOL Energy Inc.	8,878	268,471
Denbury Resources Inc. (a)	15,195	229,596
Devon Energy Corp.	15,633	906,558
Diamond Offshore Drilling Inc.	2,718	160,715
EOG Resources Inc.	10,410	938,045
EQT Corp.	5,883	315,505
Exxon Mobil Corp.	181,186	15,504,086
FMC Technologies Inc. (a)	9,346	366,644
Halliburton Co.	35,705	1,013,665
Helmerich & Payne Inc.	4,164	181,051
Hess Corp.	11,856	515,143
Kinder Morgan Inc.	19,462	627,066
Marathon Oil Corp.	27,233	696,348
Marathon Petroleum Corp.	13,202	593,034
Murphy Oil Corp.	7,596	382,003
Nabors Industries Ltd. (a)	11,286	162,518
National-Oilwell Varco Inc.	16,563	1,067,320
Newfield Exploration Co. (a)	5,359	157,072
Noble Corp. (a)	9,880	321,396
Noble Energy Inc.	6,928	587,633
Occidental Petroleum Corp.	31,374	2,690,948
Peabody Energy Corp.	10,682	261,923
Phillips 66 (a)	24,227	805,305
Pioneer Natural Resources Co.	4,723	416,616
QEP Resources Inc.	6,895	206,643
Range Resources Corp.	6,352	392,998
Rowan Companies PLC Class A (a)	4,712	152,339
Schlumberger Ltd.	51,593	3,348,902

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Southwestern Energy Co. (a)	13,646	$435,717
Spectra Energy Corp.	25,123	730,074
Sunoco Inc.	4,069	193,278
Tesoro Corp. (a)	5,365	133,910
Valero Energy Corp.	21,621	522,147
Williams Companies Inc., The	24,217	697,934
WPX Energy Inc. (a)	7,853	127,062

		51,498,043

Financials (14.30%)
ACE Ltd.	13,184	977,330
Aflac Inc.	18,041	768,366
Allstate Corp., The	19,039	668,079
American Express Co.	38,797	2,258,373
American International Group Inc. (a)	24,645	790,858
American Tower Corp.	15,231	1,064,799
Ameriprise Financial Inc.	8,471	442,694
Aon PLC	12,722	595,135
Apartment Investment and Management Co.	5,140	138,934
Assurant Inc.	3,259	113,544
AvalonBay Communities Inc.	3,671	519,373
Bank of America Corp.	417,463	3,414,847
Bank of New York Mellon Corp.	46,214	1,014,397
BB&T Corp.	26,942	831,161
Berkshire Hathaway Inc. Class B (a)	68,134	5,677,606
BlackRock Inc.	4,943	839,420
Boston Properties Inc.	5,803	628,871
Capital One Financial Corp.	22,473	1,228,374
CBRE Group Inc. (a)	12,863	210,439
Charles Schwab Corp., The	41,479	536,323
Chubb Corp., The	10,463	761,916
Cincinnati Financial Corp.	6,326	240,831
Citigroup Inc.	113,646	3,115,037
CME Group Inc.	2,559	686,093
Comerica Inc.	7,627	234,225
Discover Financial Services	20,418	706,054
E*TRADE Financial Corp. (a)	9,863	79,299
Equity Residential	11,579	722,066
Federated Investors Inc. Class B	3,360	73,416
Fifth Third Bancorp	35,930	481,462
First Horizon National Corp.	9,808	84,839
Franklin Resources Inc.	5,484	608,669
Genworth Financial Inc. Class A (a)	18,959	107,308
Goldman Sachs Group Inc., The	19,059	1,826,996
Hartford Financial Services Group Inc.	16,897	297,894
HCP Inc.	16,237	716,864
Healthcare Realty Trust Inc.	8,220	479,226
Host Hotels & Resorts Inc.	27,661	437,597
Hudson City Bancorp Inc.	19,740	125,744
Huntington Bancshares Inc.	32,861	210,310
IntercontinentalExchange Inc. (a)	2,838	385,911
Invesco Ltd.	17,438	394,099
JPMorgan Chase & Co.	147,496	5,270,032
KeyCorp	37,257	288,369
Kimco Realty Corp.	15,532	295,574

20	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Legg Mason Inc.	4,813	$126,919
Leucadia National Corp.	7,710	163,992
Lincoln National Corp.	11,059	241,860
Loews Corp.	11,955	489,079
M&T Bank Corp.	4,920	406,244
Marsh & McLennan Companies Inc.	21,259	685,178
MetLife Inc.	41,017	1,265,374
Moody’s Corp.	7,787	284,615
Morgan Stanley	58,919	859,628
NASDAQ OMX Group Inc., The	4,707	106,708
Northern Trust Corp.	9,255	425,915
NYSE Euronext	10,022	256,363
People’s United Financial Inc.	13,504	156,781
Plum Creek Timber Co. Inc.	6,310	250,507
PNC Financial Services Group Inc.	20,409	1,247,194
Principal Financial Group Inc.	11,629	305,029
Progressive Corp., The	23,591	491,401
ProLogis Inc.	17,974	597,276
Prudential Financial Inc.	18,179	880,409
Public Storage	5,489	792,666
Regions Financial Corp.	54,608	368,604
Simon Property Group Inc.	11,744	1,828,071
SLM Corp.	18,899	296,903
State Street Corp.	18,842	841,107
Suntrust Banks Inc.	20,687	501,246
T. Rowe Price Group Inc.	9,913	624,122
Torchmark Corp.	3,849	194,567
Travelers Companies Inc., The	15,074	962,324
Unum Group	11,205	214,352
US Bancorp	73,394	2,360,351
Ventas Inc.	11,110	701,263
Vornado Realty Trust	7,229	607,091
Wells Fargo & Co.	205,874	6,884,427
Weyerhaeuser Co.	20,570	459,945
XL Group PLC	12,278	258,329
Zions Bancorporation	7,363	142,993

		68,627,587

Health Care (11.91%)
Abbott Laboratories	60,984	3,931,638
Aetna Inc.	13,457	521,728
Agilent Technologies Inc.	13,416	526,444
Alexion Pharmaceuticals Inc. (a)	7,435	738,296
Allergan Inc.	11,908	1,102,324
AmerisourceBergen Corp.	9,718	382,403
Amgen Inc.	30,134	2,200,987
Baxter International Inc.	21,334	1,133,902
Becton, Dickinson and Co.	7,854	587,086
Biogen Idec Inc. (a)	9,310	1,344,178
Boston Scientific Corp. (a)	55,613	315,326
Bristol-Myers Squibb Co.	65,300	2,347,535
Cardinal Health Inc.	13,505	567,210
CareFusion Corp. (a)	8,545	219,436
Celgene Corp. (a)	17,133	1,099,253
Cerner Corp. (a)	5,708	471,823

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Cigna Corp.	11,202	$492,888
Coventry Health Care Inc.	5,551	176,466
Covidien PLC	18,698	1,000,343
CR Bard Inc.	3,286	353,048
DaVita Inc. (a)	3,659	359,350
DENTSPLY International Inc.	5,474	206,972
Edwards Lifesciences Corp. (a)	4,440	458,652
Eli Lilly & Co.	39,501	1,694,988
Express Scripts Holding Co. (a)	31,196	1,741,673
Forest Laboratories Inc. (a)	10,320	361,097
Gilead Sciences Inc. (a)	29,296	1,502,299
Hospira Inc. (a)	6,396	223,732
Humana Inc.	6,294	487,407
Intuitive Surgical Inc. (a)	1,538	851,729
Johnson & Johnson	106,402	7,188,519
Laboratory Corp. of America Holdings (a)	3,708	343,398
Life Technologies Corp. (a)	6,911	310,926
McKesson Corp.	9,121	855,094
Medtronic Inc.	40,253	1,558,999
Merck & Co. Inc.	117,745	4,915,854
Mylan Inc. (a)	16,705	356,986
Patterson Companies Inc.	3,431	118,267
PerkinElmer Inc.	4,436	114,449
Perrigo Co.	3,601	424,666
Pfizer Inc.	290,140	6,673,220
Quest Diagnostics Inc.	6,181	370,242
St. Jude Medical Inc.	12,272	489,776
Stryker Corp.	12,581	693,213
Tenet Healthcare Corp. (a)	15,420	80,801
Thermo Fisher Scientific Inc.	14,315	743,092
UnitedHealth Group Inc.	40,198	2,351,583
Varian Medical Systems Inc. (a)	4,317	262,344
Waters Corp. (a)	3,471	275,840
Watson Pharmaceuticals Inc. (a)	4,971	367,804
WellPoint Inc.	12,819	817,724
Zimmer Holdings Inc.	6,825	439,255

		57,152,265

Industrials (10.39%)
3M Co.	26,867	2,407,283
Avery Dennison Corp.	4,156	113,625
Boeing Co., The	29,013	2,155,666
Caterpillar Inc.	25,268	2,145,506
CH Robinson Worldwide Inc.	6,238	365,110
Cintas Corp.	4,217	162,818
Cooper Industries PLC	6,197	422,511
CSX Corp.	40,264	900,303
Cummins Inc.	7,400	717,134
Danaher Corp.	22,329	1,162,894
Deere & Co.	15,411	1,246,288
Dover Corp.	7,166	384,169
Dun & Bradstreet Corp.	1,815	129,174
Eaton Corp.	13,121	519,985
Emerson Electric Co.	28,411	1,323,384

See accompanying notes to financial statements.	21

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Equifax Inc.	4,584	$213,614
Expeditors International of Washington Inc.	8,238	319,222
Fastenal Co.	11,332	456,793
FedEx Corp.	12,166	1,114,527
Flowserve Corp.	2,072	237,762
Fluor Corp.	6,449	318,194
General Dynamics Corp.	13,962	920,934
General Electric Co.	410,495	8,554,716
Goodrich Corp.	4,849	615,338
Honeywell International Inc.	30,178	1,685,140
Illinois Tool Works Inc.	18,496	978,253
Ingersoll-Rand PLC	11,648	491,313
Iron Mountain Inc.	6,685	220,338
Jacobs Engineering Group Inc. (a)	5,048	191,117
Joy Global Inc.	4,137	234,692
L-3 Communications Holdings Inc.	3,806	281,682
Lockheed Martin Corp.	10,306	897,446
Masco Corp.	13,588	188,466
Norfolk Southern Corp.	12,622	905,881
Northrop Grumman Corp.	9,710	619,401
PACCAR Inc.	13,798	540,744
Pall Corp.	4,532	248,399
Parker Hannifin Corp.	5,892	452,977
Pitney Bowes Inc.	7,872	117,844
Precision Castparts Corp.	5,615	923,611
Quanta Services Inc. (a)	8,018	192,993
Raytheon Co.	12,916	730,916
Republic Services Inc.	12,297	325,379
Robert Half International Inc.	5,693	162,649
Rockwell Automation Inc.	5,567	367,756
Rockwell Collins Inc.	5,620	277,347
Roper Industries Inc.	3,760	370,661
RR Donnelley & Sons Co.	6,591	77,576
Ryder System Inc.	2,002	72,092
Snap-on Inc.	2,283	142,117
Southwest Airlines Co.	29,718	274,000
Stanley Black & Decker Inc.	6,628	426,578
Stericycle Inc. (a)	3,241	297,102
Textron Inc.	10,820	269,093
Tyco International Ltd.	17,832	942,421
Union Pacific Corp.	18,452	2,201,508
United Parcel Service Inc. Class B	37,217	2,931,211
United Technologies Corp.	35,343	2,669,457
Waste Management Inc.	18,023	601,968
WW Grainger Inc.	2,384	455,916
Xylem Inc.	7,301	183,768

		49,856,762

Information Technology (19.68%)
Accenture PLC Class A	25,036	1,504,413
Adobe Systems Inc. (a)	19,323	625,486
Advanced Micro Devices Inc. (a)	22,035	126,261
Akamai Technologies Inc. (a)	6,858	217,742
Altera Corp.	12,601	426,418
Amphenol Corp. Class A	6,277	344,733

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Analog Devices Inc.	11,473	$432,188
Apple Inc. (a)	36,230	21,158,320
Applied Materials Inc.	49,504	567,316
Autodesk Inc. (a)	8,766	306,722
Automatic Data Processing Inc.	18,978	1,056,315
BMC Software Inc. (a)	6,290	268,457
Broadcom Corp. Class A (a)	19,193	648,723
CA Inc.	13,712	371,458
Cisco Systems Inc.	207,561	3,563,822
Citrix Systems Inc. (a)	7,154	600,507
Cognizant Technology Solutions Corp. Class A (a)	11,871	712,260
Computer Sciences Corp.	6,018	149,367
Corning Inc.	58,738	759,482
Dell Inc. (a)	57,603	721,190
eBay Inc. (a)	44,554	1,871,714
Electronic Arts Inc. (a)	12,557	155,079
EMC Corp. (a)	81,327	2,084,411
F5 Networks Inc. (a)	3,101	308,736
Fidelity National Information Services Inc.	9,165	312,343
First Solar Inc. (a)	2,324	34,999
Fiserv Inc. (a)	5,288	381,899
FLIR Systems Inc.	6,151	119,944
Google Inc. Class A (a)	9,852	5,714,850
Harris Corp.	4,373	183,010
Hewlett-Packard Co.	76,450	1,537,410
Intel Corp.	194,907	5,194,272
International Business Machines Corp.	44,694	8,741,253
Intuit Inc.	11,379	675,344
Jabil Circuit Inc.	7,239	147,169
JDS Uniphase Corp. (a)	9,156	100,716
Juniper Networks Inc. (a)	20,484	334,094
KLA-Tencor Corp.	6,536	321,898
Lam Research Corp. (a)	7,789	293,957
Lexmark International Inc.	2,857	75,939
Linear Technology Corp.	8,952	280,466
LSI Corp. (a)	22,100	140,777
MasterCard Inc. Class A	4,111	1,768,182
Microchip Technology Inc.	7,498	248,034
Micron Technology Inc. (a)	38,349	241,982
Microsoft Corp.	289,675	8,861,158
Molex Inc.	5,481	131,215
Motorola Solutions Inc.	11,301	543,691
NetApp Inc. (a)	13,910	442,616
NVIDIA Corp. (a)	23,717	327,769
Oracle Corp.	150,360	4,465,692
Paychex Inc.	12,426	390,301
QUALCOMM Inc.	66,410	3,697,709
Red Hat Inc. (a)	7,451	420,832
SAIC Inc.	11,026	133,635
Salesforce.com Inc. (a)	5,342	738,585
SanDisk Corp. (a)	9,476	345,684
Seagate Technology PLC	14,652	362,344
Symantec Corp. (a)	28,095	410,468
TE Connectivity Ltd.	16,673	532,035

22	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Teradata Corp. (a)	6,535	$470,585
Teradyne Inc. (a)	7,289	102,483
Texas Instruments Inc.	44,292	1,270,737
Total System Services Inc.	6,408	153,343
VeriSign Inc. (a)	6,072	264,557
Visa Inc. Class A	19,331	2,389,892
Western Digital Corp. (a)	9,078	276,697
Western Union Co.	23,721	399,462
Xerox Corp.	52,057	409,689
Xilinx Inc.	10,236	343,623
Yahoo! Inc. (a)	47,448	751,102

		94,465,562

Materials (3.39%)
Air Products & Chemicals Inc.	8,127	656,093
Airgas Inc.	2,687	225,735
Alcoa Inc.	40,868	357,595
Allegheny Technologies Inc.	4,227	134,799
Ball Corp.	6,101	250,446
Bemis Company Inc.	4,124	129,246
CF Industries Holdings Inc.	2,558	495,587
Cliffs Natural Resources Inc.	5,533	272,722
Dow Chemical Co., The	46,294	1,458,261
E.I. du Pont de Nemours & Co.	36,293	1,835,337
Eastman Chemical Co.	5,273	265,601
Ecolab Inc.	11,382	780,008
FMC Corp.	5,384	287,936
Freeport-McMoRan Copper & Gold Inc.	36,668	1,249,279
International Flavors & Fragrances Inc.	3,177	174,100
International Paper Co.	17,051	492,944
MeadWestvaco Corp.	6,775	194,781
Monsanto Co.	20,712	1,714,539
Mosaic Co., The	11,500	629,740
Newmont Mining Corp.	19,152	929,064
Nucor Corp.	12,388	469,505
Owens-Illinois Inc. (a)	6,278	120,349
PPG Industries Inc.	5,921	628,337
Praxair Inc.	11,544	1,255,179
Sealed Air Corp.	7,508	115,924
Sherwin-Williams Co., The	3,321	439,534
Sigma-Aldrich Corp.	4,685	346,362
Titanium Metals Corp.	3,334	37,708
United States Steel Corp.	5,676	116,926
Vulcan Materials Co.	5,001	198,589

		16,262,226

Telecommunication Services (3.20%)
AT&T Inc.	227,172	8,100,954
CenturyLink Inc.	23,970	946,575
Crown Castle International Corp. (a)	9,978	585,309
Frontier Communications Corp.	38,966	149,240
MetroPCS Communications Inc. (a)	11,790	71,330
Sprint Nextel Corp. (a)	115,583	376,801
Verizon Communications Inc.	110,064	4,891,244

	Shares	Value
Common Stocks (Cont.)
Telecommunication Services (Cont.)
Windstream Corp.	22,815	$220,393

		15,341,846

Utilities (3.69%)
AES Corp., The (a)	25,151	322,687
AGL Resources Inc.	4,578	177,398
Ameren Corp.	9,310	312,257
American Electric Power Company Inc.	18,638	743,656
CenterPoint Energy Inc.	16,338	337,706
CMS Energy Corp.	10,058	236,363
Consolidated Edison Inc.	11,379	707,660
Dominion Resources Inc.	22,055	1,190,970
DTE Energy Co.	6,536	387,781
Duke Energy Corp.	51,676	1,191,649
Edison International	12,620	583,044
Entergy Corp.	6,786	460,702
Exelon Corp.	32,924	1,238,601
FirstEnergy Corp.	16,165	795,156
Integrys Energy Group Inc.	2,998	170,496
NextEra Energy Inc.	16,101	1,107,910
NiSource Inc.	11,105	274,849
Northeast Utilities	12,224	474,413
NRG Energy Inc. (a)	8,520	147,907
ONEOK Inc.	8,124	343,726
Pepco Holdings Inc.	8,760	171,433
PG&E Corp.	16,348	740,074
Pinnacle West Capital Corp.	4,169	215,704
PPL Corp.	22,284	619,718
Progress Energy Inc.	11,528	693,640
Public Service Enterprise Group Inc.	19,470	632,775
SCANA Corp.	4,465	213,606
Sempra Energy	9,264	638,104
Southern Co.	33,733	1,561,838
TECO Energy Inc.	8,283	149,591
Wisconsin Energy Corp.	9,010	356,526
Xcel Energy Inc.	19,020	540,359

		17,738,299

Total Common Stocks
(cost $462,218,097)		477,054,259

See accompanying notes to financial statements.	23

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2012

(Unaudited)

	Shares	Value
Short-term Investments (0.54%)
State Street Institutional U.S. Government Money Market Fund	2,590,830	$2,590,830

Total Short-term Investments
(cost $2,590,830)		2,590,830

TOTAL INVESTMENTS (99.94%)
(cost $464,808,927)		$479,645,089
CASH (b) AND OTHER ASSETS, NET OF LIABILITIES (0.06%)		292,345

NET ASSETS (100.00%)		$479,937,434

(a)	Non-income producing security.

(b)	At June 30, 2012, cash in the amount of $223,000 has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

24	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

June 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (96.82%)
Consumer Discretionary (13.48%)
1-800-FLOWERS.COM Inc. (a)	5,246	$18,309
Aeropostale Inc. (a)	15,903	283,550
AFC Enterprises Inc. (a)	4,744	109,776
American Axle & Manufacturing Holdings Inc. (a)	13,048	136,874
American Greetings Corp. Class A	6,886	100,673
American Public Education Inc. (a)	3,526	112,832
America’s Car-Mart Inc. (a)	1,583	61,500
Amerigon Inc. (a)	5,705	65,550
Ameristar Casinos Inc.	6,437	114,385
Ann Inc. (a)	9,546	243,328
Arbitron Inc.	5,203	182,105
Arctic Cat Inc. (a)	2,481	90,705
Asbury Automotive Group Inc. (a)	5,476	129,726
Ascent Capital Group LLC Class A (a)	2,777	143,710
Barnes & Noble Inc. (a)	5,508	90,662
Bassett Furniture Industries Inc.	2,136	22,022
Beasley Broadcast Group Inc. Class A (a)	738	4,347
Beazer Homes USA Inc. (a)	19,843	64,490
bebe stores inc.	7,363	43,221
Belo Corp. Class A	18,316	117,955
Benihana Inc.	2,115	34,073
Big 5 Sporting Goods Corp.	3,430	25,931
Biglari Holdings Inc. (a)	239	92,347
BJ’s Restaurants Inc. (a)	4,789	181,982
Black Diamond Inc. (a)	4,058	38,348
Blue Nile Inc. (a)	2,697	80,128
Bluegreen Corp. (a)	2,695	13,367
Blyth Inc.	2,036	70,364
Bob Evans Farms Inc.	5,712	229,622
Body Central Corp. (a)	3,180	28,620
Bon-Ton Stores Inc., The	2,364	18,463
Boyd Gaming Corp. (a)	10,886	78,379
Bravo Brio Restaurant Group Inc. (a)	3,810	67,932
Bridgepoint Education Inc. (a)	3,488	76,038
Brown Shoe Co. Inc.	8,389	108,302
Brunswick Corp.	17,475	388,294
Buckle Inc., The	5,427	214,746
Buffalo Wild Wings Inc. (a)	3,631	314,590
Cabela’s Inc. (a)	9,118	344,752
Caesars Entertainment Corp. (a)	7,187	81,932
CafePress Inc. (a)	898	13,362
Callaway Golf Co.	12,802	75,660
Capella Education Co. (a)	2,668	92,740
Career Education Corp. (a)	10,031	67,107
Caribou Coffee Company Inc. (a)	4,126	53,267
Carmike Cinemas Inc. (a)	3,449	50,528
Carriage Services Inc.	2,915	24,253
Carrols Restaurant Group Inc. (a)	2,999	17,814
Casual Male Retail Group Inc. (a)	8,418	30,557
Cato Corp. Class A	5,373	163,662
Cavco Industries Inc. (a)	1,347	69,074
CEC Entertainment Inc.	3,570	129,841
Central European Media Enterprises Ltd. Class A (a)	7,189	36,520
Cheesecake Factory Inc., The (a)	10,575	337,977

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Cherokee Inc.	1,671	$23,277
Children’s Place Retail Stores Inc., The (a)	4,746	236,493
Churchill Downs Inc.	2,542	149,444
Citi Trends Inc. (a)	2,894	44,683
Coinstar Inc. (a)	6,125	420,542
Collective Brands Inc. (a)	11,917	255,262
Collectors Universe Inc.	1,036	15,208
Columbia Sportswear Co.	2,387	127,991
Conn’s Inc. (a)	3,050	45,140
Cooper Tire & Rubber Co.	12,196	213,918
Core-Mark Holding Co. Inc.	2,241	107,882
Corinthian Colleges Inc. (a)	15,222	43,992
Cost Plus Inc. (a)	3,731	82,082
Cracker Barrel Old Country Store Inc.	3,773	236,944
Crocs Inc. (a)	17,593	284,127
Crown Media Holdings Inc. (a)	6,403	11,205
CSS Industries Inc.	1,882	38,675
Culp Inc.	1,613	16,533
Cumulus Media Inc. Class A (a)	10,907	32,830
Daily Journal Corp. (a)	167	14,325
Dana Holding Corp.	28,894	370,132
Delta Apparel Inc. (a)	1,315	17,963
Denny’s Corp. (a)	18,920	84,005
Destination Maternity Corp.	2,614	56,462
Dial Global Inc. (a)	1,035	3,436
Digital Domain Media Group Inc. (a)	2,034	12,733
Digital Generation Inc. (a)	5,386	66,625
DineEquity Inc. (a)	3,009	134,322
Domino’s Pizza Inc.	11,325	350,056
Dorman Products Inc. (a)	4,775	119,805
Drew Industries Inc. (a)	3,766	104,883
E.W. Scripps Co Class A (a)	5,881	56,516
Education Management Corp. (a)	5,105	35,480
Einstein Noah Restaurant Group Inc.	1,217	21,371
Entercom Communications Corp. Class A (a)	4,788	28,824
Entravision Communications Corp. Class A	9,793	11,850
Ethan Allen Interiors Inc.	4,738	94,428
Exide Technologies (a)	15,049	50,565
Express Inc. (a)	17,488	317,757
Federal-Mogul Corp. (a)	3,527	38,797
Fiesta Restaurant Group Inc. (a)	3,148	41,648
Fifth & Pacific Companies Inc. (a)	21,274	228,270
Finish Line Inc. Class A, The	9,951	208,075
Fisher Communications Inc. (a)	1,742	52,103
Flexsteel Industries Inc.	857	16,951
Francesca’s Holdings Corp. (a)	6,801	183,695
Fred’s Inc. Class A	7,180	109,782
Frisch’s Restaurants Inc.	556	15,757
Fuel Systems Solutions Inc. (a)	2,911	48,585
Gaylord Entertainment Co. (a)	6,093	234,946
Geeknet Inc. (a)	932	18,472
Genesco Inc. (a)	4,789	288,058
G-III Apparel Group Ltd. (a)	3,248	76,945

See accompanying notes to financial statements.	25

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Global Sources Ltd. (a)	3,635	$23,991
Gordmans Stores Inc. (a)	1,647	27,176
Grand Canyon Education Inc. (a)	7,794	163,206
Group 1 Automotive Inc.	4,485	204,561
Harte-Hanks Inc.	8,723	79,728
Haverty Furniture Companies Inc.	3,706	41,396
Helen of Troy Ltd. (a)	6,187	209,677
hhgregg Inc. (a)	3,100	35,061
Hibbett Sports Inc. (a)	5,169	298,303
Hillenbrand Inc.	10,857	199,552
Hooker Furniture Corp.	2,028	23,910
Hot Topic Inc.	8,143	78,906
Hovnanian Enterprises Inc. Class A (a)	19,538	56,660
HSN Inc.	7,423	299,518
Iconix Brand Group Inc. (a)	13,849	241,942
Ignite Restaurant Group Inc. (a)	1,275	23,090
International Speedway Corp. Class A	5,447	142,602
Interval Leisure Group Inc.	7,630	145,046
iRobot Corp. (a)	5,369	118,923
Isle of Capri Casinos Inc. (a)	4,213	25,994
Jack in the Box Inc. (a)	8,624	240,437
JAKKS Pacific Inc.	5,159	82,596
Jamba Inc. (a)	12,973	25,427
Johnson Outdoors Inc. Class A (a)	1,092	22,495
Jones Group Inc., The	16,064	153,572
Jos. A. Bank Clothiers Inc. (a)	5,442	231,067
Journal Communications Inc. Class A (a)	8,510	43,912
K12 Inc. (a)	5,220	121,626
KB Home	15,097	147,951
Kenneth Cole Productions Inc. (a)	1,612	24,261
Kirkland’s Inc. (a)	2,838	31,928
Knology Inc. (a)	6,105	120,085
Krispy Kreme Doughnuts Inc. (a)	11,709	74,821
K-Swiss Inc. Class A (a)	5,166	15,911
La-Z-Boy Inc. (a)	10,134	124,547
Leapfrog Enterprises Inc. (a)	9,879	101,359
Libbey Inc. (a)	4,009	61,618
Life Time Fitness Inc. (a)	8,384	389,940
Lifetime Brands Inc.	1,868	23,294
Lin TV Corp. (a)	5,821	17,579
Lincoln Educational Services Corp.	4,458	28,977
Lions Gate Entertainment Corp. (a)	16,584	244,448
Lithia Motors Inc. Class A	4,268	98,377
Live Nation Entertainment Inc. (a)	27,370	251,257
Luby’s Inc. (a)	4,009	26,860
Lumber Liquidators Holdings Inc. (a)	5,386	181,993
M.D.C. Holdings Inc.	7,489	244,666
M/I Homes Inc. (a)	3,716	64,361
Mac-Gray Corp.	2,361	33,266
Maidenform Brands Inc. (a)	4,544	90,516
Marcus Corp.	3,998	55,012
Marine Products Corp.	1,947	11,838
MarineMax Inc. (a)	4,084	38,839
Marriott Vacations Worldwide Corp. (a)	5,186	160,662
Martha Stewart Living Omnimedia Inc.	5,063	17,214

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Matthews International Corp.	5,541	$180,027
Mattress Firm Holding Corp. (a)	2,149	65,136
McClatchy Co. Class A, The (a)	11,283	24,823
MDC Partners Inc. Class A	4,916	55,747
Men’s Wearhouse Inc., The	9,967	280,471
Meredith Corp.	7,095	226,614
Meritage Homes Corp. (a)	5,540	188,028
Modine Manufacturing Co. (a)	9,062	62,800
Monarch Casino & Resort Inc. (a)	1,635	14,944
Monro Muffler Brake Inc.	6,043	200,869
Morgans Hotel Group Co. (a)	4,322	20,313
Movado Group Inc.	3,449	86,294
MTR Gaming Group Inc. (a)	4,358	20,700
Multimedia Games Holding Company Inc. (a)	5,371	75,194
Nathan’s Famous Inc. (a)	479	14,130
National American University Holdings Inc.	1,801	7,744
National CineMedia Inc.	10,959	166,248
New York & Co. Inc. (a)	5,088	17,706
New York Times Co. Class A, The (a)	26,618	207,620
Nexstar Broadcasting Group Inc. Class A (a)	2,095	14,120
NutriSystem Inc.	5,650	65,314
Office Depot Inc. (a)	55,517	119,917
OfficeMax Inc. (a)	16,938	85,706
Orbitz Worldwide Inc. (a)	4,308	15,724
Orchard Supply Hardware Stores Corp. Class A (a)	342	5,687
Orient-Express Hotels Ltd. Class A (a)	18,918	158,344
Outdoor Channel Holdings Inc.	2,913	21,294
Overstock.com Inc. (a)	2,300	15,893
Oxford Industries Inc.	2,740	122,478
Papa John’s International Inc. (a)	3,517	167,304
Peet’s Coffee & Tea Inc. (a)	2,593	155,684
Penske Automotive Group Inc.	8,316	176,632
Pep Boys-Manny, Moe & Jack, The	10,327	102,237
Perfumania Holdings Inc. (a)	946	7,842
Perry Ellis International Inc. (a)	2,362	49,012
PetMed Express Inc.	4,025	48,944
PF Chang’s China Bistro Inc.	4,167	214,475
Pier 1 Imports Inc.	19,014	312,400
Pinnacle Entertainment Inc. (a)	12,230	117,653
Pool Corp.	9,307	376,561
Premier Exhibitions Inc. (a)	4,829	13,038
Quiksilver Inc. (a)	25,228	58,781
R.G. Barry Corp.	1,689	22,954
RadioShack Corp.	19,436	74,634
ReachLocal Inc. (a)	1,912	21,032
Reading International Inc. Class A (a)	3,080	16,663
Red Lion Hotels Corp. (a)	2,646	22,888
Red Robin Gourmet Burgers Inc. (a)	2,867	87,472
Regis Corp.	11,243	201,924
Rent-A-Center Inc.	11,606	391,586
Rentrak Corp. (a)	1,904	39,318
Ruby Tuesday Inc. (a)	12,539	85,391

26	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Rue21 Inc. (a)	3,027	$76,401
Ruth’s Hospitality Group Inc. (a)	6,995	46,167
Ryland Group Inc.	8,733	223,390
Saga Communications Inc. Class A (a)	710	26,348
Saks Inc. (a)	21,553	229,539
Salem Communications Corp. Class A	1,922	10,513
Scholastic Corp.	5,099	143,588
Scientific Games Corp. Class A (a)	11,115	95,033
Sealy Corp. (a)	10,019	18,535
Select Comfort Corp. (a)	11,109	232,400
Shiloh Industries Inc.	1,011	11,626
Shoe Carnival Inc.	2,788	59,914
Shuffle Master Inc. (a)	10,744	148,267
Shutterfly Inc. (a)	7,001	214,861
Sinclair Broadcast Group Inc. Class A	9,801	88,797
Six Flags Entertainment Corp.	7,774	421,195
Skechers U.S.A. Inc. (a)	7,406	150,860
Skullcandy Inc. (a)	3,166	44,799
Smith & Wesson Holding Corp. (a)	12,711	105,628
Sonic Automotive Inc.	7,884	107,774
Sonic Corp. (a)	11,794	118,176
Sotheby’s	13,248	441,953
Spartan Motors Inc.	6,455	33,824
Speedway Motorsports Inc.	2,277	38,504
Stage Stores Inc.	6,042	110,689
Standard Motor Products Inc.	3,823	53,828
Standard Pacific Corp. (a)	21,251	131,544
Stein Mart Inc. (a)	5,263	41,841
Steiner Leisure Ltd. (a)	2,980	138,302
Steinway Musical Instruments Inc. (a)	1,341	32,854
Steven Madden Ltd. (a)	7,678	243,777
Stewart Enterprises Inc.	14,543	103,837
Stoneridge Inc. (a)	5,507	37,503
Strayer Education Inc.	2,324	253,362
Sturm, Ruger & Company Inc.	3,755	150,763
Superior Industries International Inc.	4,565	74,729
Systemax Inc. (a)	2,095	24,763
Talbots Inc. (a)	13,646	34,388
Teavana Holdings Inc. (a)	1,722	23,299
Tenneco Inc. (a)	11,877	318,541
Texas Roadhouse Inc. Class A	12,203	224,901
Tilly’s Inc. Class A (a)	1,793	28,778
Tower International Inc. (a)	1,123	11,792
Town Sports International Holdings Inc. (a)	4,523	60,111
True Religion Apparel Inc.	5,048	146,291
Tuesday Morning Corp. (a)	8,089	34,702
Tumi Holdings Inc. (a)	4,213	73,728
Unifi Inc. (a)	2,758	31,248
Universal Electronics Inc. (a)	2,874	37,851
Universal Technical Institute Inc.	4,332	58,525
US Auto Parts Network Inc. (a)	2,888	12,072
Vail Resorts Inc.	7,042	352,663
Valassis Communications Inc. (a)	8,398	182,656
Value Line Inc.	145	1,724
Vera Bradley Inc. (a)	3,940	83,055

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Vitacost.com Inc. (a)	4,223	$24,916
Vitamin Shoppe Inc. (a)	5,756	316,177
VOXX International Corp. (a)	3,512	32,732
Warnaco Group Inc., The (a)	8,027	341,790
West Marine Inc. (a)	2,888	33,934
Wet Seal Inc. Class A (a)	17,361	54,861
Weyco Group Inc.	1,376	31,896
Winmark Corp.	429	25,118
Winnebago Industries Inc. (a)	5,719	58,277
WMS Industries Inc. (a)	10,749	214,443
Wolverine World Wide Inc.	9,526	369,418
World Wrestling Entertainment Inc.	5,230	40,899
Zagg Inc. (a)	5,006	54,620
Zumiez Inc. (a)	4,285	169,691

		31,003,387

Consumer Staples (3.62%)
Alico Inc.	653	19,943
Alliance One International Inc. (a)	17,016	58,875
Andersons Inc., The	3,639	155,240
Annie’s Inc. (a)	976	40,855
Arden Group Inc. Class A	217	18,925
B&G Foods Inc. Class A	9,474	252,008
Boston Beer Co. Inc. (a)	1,529	185,009
Calavo Growers Inc.	2,351	60,139
Cal-Maine Foods Inc.	2,827	110,536
Casey’s General Stores Inc.	7,437	438,709
Central European Distribution Corp. (a)	13,046	37,312
Central Garden & Pet Co. (a)	7,667	83,494
Chefs’ Warehouse Inc., The (a)	2,152	38,844
Chiquita Brands International Inc. (a)	9,183	45,915
Coca-Cola Bottling Co. Consolidated	910	58,495
Craft Brew Alliance Inc. (a)	2,098	17,162
Darling International Inc. (a)	23,006	379,369
Diamond Foods Inc.	4,326	77,176
Dole Food Company Inc. (a)	6,968	61,179
Elizabeth Arden Inc. (a)	4,926	191,178
Farmer Brothers Co. (a)	1,392	11,080
Female Health Co., The	3,747	21,995
Fresh Del Monte Produce Inc.	7,444	174,711
Griffin Land & Nurseries Inc.	530	14,835
Hain Celestial Group Inc., The (a)	7,208	396,728
Harbinger Group Inc. (a)	7,861	61,237
Harris Teeter Supermarkets Inc.	8,595	352,309
Ingles Markets Inc.	2,454	39,338
Inter Parfums Inc.	3,176	54,850
Inventure Foods Inc. (a)	2,514	15,838
J&J Snack Foods Corp.	2,891	170,858
John B. Sanfilippo & Son Inc. (a)	1,525	27,221
Lancaster Colony Corp.	3,619	257,709
Lifeway Foods Inc.	853	8,846
Limoneira Co.	1,542	25,011
Medifast Inc. (a)	2,780	54,710
Nash Finch Co.	2,350	50,478
National Beverage Corp. (a)	2,143	32,016
Nature’s Sunshine Products Inc.	2,220	33,522

See accompanying notes to financial statements.	27

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Nutraceutical International Corp. (a)	1,722	$26,260
Oil-Dri Corporation of America	981	21,484
Omega Protein Corp. (a)	3,984	29,322
Orchids Paper Products Co.	1,071	18,935
Pantry Inc., The (a)	4,620	67,914
Pilgrim’s Pride Corp. (a)	11,742	83,955
Post Holdings Inc. (a)	5,382	165,496
Prestige Brands Holdings Inc. (a)	9,878	156,171
PriceSmart Inc.	3,556	240,066
Revlon Inc. Class A (a)	2,215	31,519
Rite Aid Corp. (a)	128,920	180,488
Roundy’s Inc.	3,931	40,136
Sanderson Farms Inc.	4,492	205,823
Schiff Nutrition International Inc. (a)	2,609	46,832
Seneca Foods Corp. Class A (a)	1,833	49,308
Smart Balance Inc. (a)	11,570	108,642
Snyders-Lance Inc.	8,672	218,795
Spartan Stores Inc.	4,265	77,324
Spectrum Brands Holdings Inc. (a)	4,471	145,620
Star Scientific Inc. (a)	28,490	129,914
SUPERVALU Inc.	41,479	214,861
Susser Holdings Corp. (a)	2,189	81,365
Synutra International Inc. (a)	3,452	18,641
Tootsie Roll Industries Inc.	4,678	111,617
TreeHouse Foods Inc. (a)	7,027	437,712
United Natural Foods Inc. (a)	9,548	523,803
Universal Corp.	4,548	210,709
USANA Health Sciences Inc. (a)	1,193	49,056
Vector Group Ltd.	10,340	175,987
Village Super Market Inc. Class A	1,640	53,431
WD-40 Co.	3,111	154,959
Weis Markets Inc.	2,150	95,718
Westway Group Inc. (a)	2,136	12,795

		8,318,313

Energy (5.85%)
Abraxas Petroleum Corp. (a)	16,149	51,515
Adams Resources & Energy Inc.	409	17,145
Alon USA Energy Inc.	2,127	17,994
Amyris Inc. (a)	5,861	25,964
Apco Oil and Gas International Inc.	1,774	32,021
Approach Resources Inc. (a)	5,659	144,531
Arch Coal Inc.	41,509	285,997
ATP Oil & Gas Corp. (a)	8,679	29,335
Basic Energy Services Inc. (a)	6,056	62,498
Berry Petroleum Co.	10,242	406,198
Bill Barrett Corp. (a)	9,416	201,691
Bolt Technology Corp.	1,644	24,676
Bonanza Creek Energy Inc. (a)	1,945	32,345
BPZ Resources Inc. (a)	20,701	52,374
Bristow Group Inc.	6,982	283,958
C&J Energy Services Inc. (a)	8,718	161,283
Cal Dive International Inc. (a)	18,645	54,070
Callon Petroleum Co. (a)	7,740	32,972
Carrizo Oil & Gas Inc. (a)	7,747	182,132
Ceres Inc. (a)	1,149	10,398

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Clayton Williams Energy Inc. (a)	1,141	$55,202
Clean Energy Fuels Corp. (a)	12,940	200,570
Cloud Peak Energy Inc. (a)	11,941	201,922
Comstock Resources Inc. (a)	9,421	154,693
Contango Oil & Gas Co. (a)	2,491	147,467
CREDO Petroleum Corp. (a)	1,317	19,057
Crimson Exploration Inc. (a)	4,240	19,462
Crosstex Energy Inc.	8,008	112,112
CVR Energy Inc. (a)	3,230	85,853
Dawson Geophysical Co. (a)	1,536	36,588
Delek US Holdings Inc.	3,329	58,557
Dril-Quip Inc. (a)	7,859	515,472
Endeavour International Corp. (a)	7,430	62,412
Energy Partners Ltd. (a)	5,504	93,018
Energy XXI (Bermuda) Ltd.	15,428	482,742
Evolution Petroleum Corp. (a)	3,186	26,571
Exterran Holdings Inc. (a)	12,683	161,708
Forbes Energy Services Ltd. (a)	2,712	12,746
Forest Oil Corp. (a)	23,015	168,700
Forum Energy Technologies Inc. (a)	4,330	85,258
Frontline Ltd.	10,198	46,503
FX Energy Inc. (a)	10,466	62,273
GasLog Ltd. (a)	4,580	46,487
Gastar Exploration Ltd. (a)	11,141	21,502
GeoResources Inc. (a)	4,148	151,858
Gevo Inc. (a)	4,026	20,009
Global Geophysical Services Inc. (a)	3,849	23,556
Goodrich Petroleum Corp. (a)	5,100	70,686
Green Plains Renewable Energy Inc. (a)	4,867	30,370
Gulf Island Fabrication Inc.	2,850	80,398
GulfMark Offshore Inc. Class A (a)	5,246	178,574
Gulfport Energy Corp. (a)	10,882	224,496
Halcon Resources Corp. (a)	13,752	129,819
Hallador Energy Co.	1,138	9,650
Harvest Natural Resources Inc. (a)	7,249	61,979
Heckmann Corp. (a)	26,167	88,444
Helix Energy Solutions Group Inc. (a)	20,670	339,195
Hercules Offshore Inc. (a)	31,009	109,772
Hornbeck Offshore Services Inc. (a)	6,916	268,202
ION Geophysical Corp. (a)	25,825	170,187
Isramco Inc. (a)	219	24,090
Key Energy Services Inc. (a)	29,540	224,504
KiOR Inc. Class A (a)	5,114	45,770
Knightsbridge Tankers Ltd.	4,799	39,064
Kodiak Oil & Gas Corp. (a)	51,583	423,496
Lufkin Industries Inc.	6,574	357,100
Magnum Hunter Resources Corp. (a)	28,879	120,714
Magnum Hunter Resources Corp. Warrants (a) (b)	2,188	0
Matador Resources Co. (a)	2,690	28,891
Matrix Service Co. (a)	5,023	57,011
McMoRan Exploration Co. (a)	19,847	251,461
Midstates Petroleum Company Inc. (a)	4,664	45,287
Miller Energy Resources Inc. (a)	5,918	29,590
Mitcham Industries Inc. (a)	2,452	41,610

28	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Natural Gas Services Group (a)	2,365	$35,049
Newpark Resources Inc. (a)	17,530	103,427
Nordic American Tankers Ltd.	10,398	141,101
Northern Oil and Gas Inc. (a)	12,441	198,310
Oasis Petroleum Inc. (a)	15,624	377,788
Overseas Shipholding Group Inc.	4,811	53,450
OYO Geospace Corp. (a)	1,244	111,948
Panhandle Oil & Gas Inc.	1,401	42,226
Parker Drilling Co. (a)	23,040	103,910
Patriot Coal Corp. (a)	17,652	21,535
PDC Energy Inc. (a)	5,857	143,614
Penn Virginia Corp.	8,896	65,297
Petroquest Energy Inc. (a)	10,977	54,885
PHI Inc. (a)	2,556	71,082
Pioneer Drilling Co. (a)	12,118	96,580
Quicksilver Resources Inc. (a)	22,878	123,999
Renewable Energy Group Inc. (a)	1,400	10,402
Rentech Inc. (a)	42,853	88,277
Resolute Energy Corp. (a)	9,431	90,255
REX American Resources Corp. (a)	1,102	21,511
Rex Energy Corp. (a)	8,453	94,758
RigNet Inc. (a)	2,350	40,866
Rosetta Resources Inc. (a)	10,349	379,187
Sanchez Energy Corp. (a)	2,266	47,133
Saratoga Resources Inc. (a)	3,416	20,086
Scorpio Tankers Inc. (a)	7,298	46,634
SemGroup Corp. Class A (a)	8,195	261,666
Ship Finance International Ltd.	8,865	138,560
Solazyme Inc. (a)	6,388	88,793
Stone Energy Corp. (a)	9,690	245,545
Swift Energy Co. (a)	8,387	156,082
Synergy Resources Corp. (a)	7,420	22,854
Targa Resources Corp.	5,668	242,024
Teekay Tankers Ltd. Class A	12,371	56,412
Tesco Corp. (a)	5,885	70,620
TETRA Technologies Inc. (a)	15,185	108,269
TGC Industries Inc. (a)	2,825	27,431
Triangle Petroleum Corp. (a)	8,696	48,524
Union Drilling Inc. (a)	2,948	13,207
Uranerz Energy Corp. (a)	12,345	17,900
Uranium Energy Corp. (a)	16,620	38,060
VAALCO Energy Inc. (a)	11,315	97,648
Vantage Drilling Co. (a)	37,403	56,104
Venoco Inc. (a)	5,797	58,028
Voyager Oil & Gas Inc. (a)	9,947	17,507
W&T Offshore Inc.	6,752	103,306
Warren Resources Inc. (a)	13,830	33,192
Western Refining Inc.	11,235	250,203
Westmoreland Coal Co. (a)	2,200	17,710
Willbros Group Inc. (a)	7,666	49,522
ZaZa Energy Corp. (a)	4,781	21,615

		13,455,847

Financials (19.88%)
1st Source Corp.	2,995	67,687
1st United Bancorp Inc. (a)	5,921	36,769

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Acadia Realty Trust	8,614	$199,673
Access National Corp.	1,374	17,999
AG Mortgage Investment Trust Inc.	3,114	66,920
Agree Realty Corp.	2,318	51,297
Alexander’s Inc.	408	175,893
Alliance Financial Corp.	962	33,035
Alterra Capital Holdings Ltd.	16,743	390,949
American Assets Trust Inc.	6,498	157,576
American Capital Mortgage
Investment Corp.	7,113	169,858
American Equity Investment Life
Holding Co.	11,702	128,839
American National Bankshares Inc.	1,469	34,610
American Realty Capital Trust Inc.	30,973	338,225
American Safety Insurance Holdings Ltd. (a)	1,849	34,669
Ameris Bancorp (a)	4,600	57,960
Amerisafe Inc. (a)	3,532	91,655
Ames National Corp.	1,650	37,934
AmTrust Financial Services Inc.	4,761	141,449
Anworth Mortgage Asset Corp.	27,099	191,048
Apollo Commercial Real Estate Finance Inc.	3,831	61,564
Apollo Residential Mortgage Inc.	4,763	91,831
Ares Commercial Real Estate Corp.	1,503	26,272
Argo Group International Holdings Ltd.	5,018	146,877
Armour Residential REIT Inc.	35,058	249,262
Arrow Financial Corp.	2,058	49,742
Artio Global Investors Inc.	6,265	21,928
Ashford Hospitality Trust Inc.	10,497	88,490
Associated Estates Realty Corp.	8,356	124,922
Astoria Financial Corp.	17,035	166,943
AV Homes Inc. (a)	1,955	28,504
Baldwin & Lyons Inc.	1,753	40,740
BancFirst Corp.	1,321	55,363
Banco Latinoamericano de Comercio Exterior SA	5,564	119,237
Bancorp Inc., The (a)	5,711	53,969
BancorpSouth Inc.	18,481	268,344
Bank Mutual Corp.	8,954	39,487
Bank of Kentucky Financial Corp., The	1,145	30,503
Bank of Marin Bancorp	1,081	40,008
Bank of the Ozarks Inc.	5,727	172,268
BankFinancial Corp.	4,171	31,408
Banner Corp.	3,579	78,416
Bar Harbor Bankshares	686	24,696
BBCN Bancorp Inc. (a)	15,259	166,171
Beneficial Mutual Bancorp Inc. (a)	6,473	55,862
Berkshire Bancorp Inc. (a)	723	6,362
Berkshire Hills Bancorp Inc.	4,345	95,590
BGC Partners Inc. Class A	19,238	112,927
BofI Holding Inc. (a)	1,950	38,532
Boston Private Financial Holdings Inc.	15,297	136,602
Bridge Bancorp Inc.	1,675	39,513
Bridge Capital Holdings (a)	1,820	29,393

See accompanying notes to financial statements.	29

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Brookline Bancorp Inc.	13,665	$120,935
Bryn Mawr Bank Corp.	2,295	48,356
BSB Bancorp Inc. (a)	1,574	20,068
C&F Financial Corp.	613	24,618
Calamos Asset Management Inc. Class A	3,720	42,594
California First National Bancorp	425	6,668
Camden National Corp.	1,518	55,589
Campus Crest Communities Inc.	6,166	64,065
Cape Bancorp Inc. (a)	2,200	18,282
Capital Bank Corp. (a)	3,045	6,943
Capital City Bank Group Inc.	2,290	16,877
CapLease Inc.	13,381	55,531
Capstead Mortgage Corp.	18,504	257,391
Cardinal Financial Corp.	5,662	69,529
Cascade Bancorp (a)	1,276	7,567
Cash America International Inc.	5,762	253,758
Cathay General Bancorp	15,409	254,403
Cedar Realty Trust Inc.	11,843	59,807
Center Bancorp Inc.	2,388	26,865
Centerstate Banks Inc.	6,016	43,014
Central Pacific Financial Corp. (a)	4,184	59,078
Century Bancorp Inc. Class A	681	20,246
Charter Financial Corp.	1,379	13,376
Chatham Lodging Trust	2,775	39,627
Chemical Financial Corp.	5,410	116,315
Chesapeake Lodging Trust	6,349	109,330
CIFC Corp. (a)	1,412	10,406
Citizens & Northern Corp.	2,438	46,444
Citizens Inc. (a)	7,623	74,324
Citizens Republic Bancorp Inc. (a)	7,803	133,665
City Holding Co.	2,927	98,611
Clifton Savings Bancorp Inc.	1,833	19,082
CNB Financial Corp.	2,504	40,840
CNO Financial Group Inc.	41,555	324,129
CoBiz Financial Inc.	6,911	43,263
Cohen & Steers Inc.	3,603	124,340
Colonial Properties Trust	17,228	381,428
Colony Financial Inc.	6,573	113,713
Columbia Banking System Inc.	7,779	146,401
Community Bank System Inc.	7,749	210,153
Community Trust Bancorp Inc.	2,761	92,466
Consolidated-Tomoka Land Co.	845	24,319
Coresite Realty Corp.	4,027	103,977
Cousins Properties Inc.	17,916	138,849
Cowen Group Inc. Class A (a)	16,896	44,943
Crawford & Co. Class B	5,343	21,853
Credit Acceptance Corp. (a)	1,549	130,782
Crescent Financial Bancshares Inc. (a)	430	1,944
CreXus Investment Corp.	13,271	134,966
CubeSmart	24,151	281,842
CVB Financial Corp.	17,230	200,730
CYS Investments Inc.	22,985	316,503
DCT Industrial Trust Inc.	48,480	305,424
DFC Global Corp. (a)	8,613	158,738
Diamond Hill Investment Group	530	41,494

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
DiamondRock Hospitality Co.	32,886	$335,437
Dime Community Bancshares	6,147	81,694
Donegal Group Inc.	1,462	19,415
Doral Financial Corp. (a)	25,294	37,941
Duff & Phelps Corp. Class A	6,109	88,580
DuPont Fabros Technology Inc.	12,021	343,320
Dynex Capital Inc.	10,827	112,384
Eagle Bancorp Inc. (a)	3,249	51,172
Eastern Insurance Holdings Inc.	1,179	20,043
EastGroup Properties Inc.	5,602	298,587
Edelman Financial Group Inc.	3,977	34,600
Education Realty Trust Inc.	18,583	205,900
eHealth Inc. (a)	3,860	62,185
EMC Insurance Group Inc.	864	17,453
Employers Holdings Inc.	6,285	113,381
Encore Bancshares Inc. (a)	1,844	38,042
Enstar Group Ltd. (a)	1,637	161,965
Enterprise Bancorp Inc.	1,167	19,127
Enterprise Financial Services Corp.	3,468	38,009
Entertainment Properties Trust	9,194	377,965
Epoch Holding Corp.	3,113	70,914
Equity One Inc.	10,762	228,154
ESB Financial Corp.	2,222	29,330
ESSA Bancorp Inc.	1,985	21,438
EverBank Financial Corp. (a)	4,266	46,371
Evercore Partners Inc. Class A	5,580	130,516
Excel Trust Inc.	6,652	79,558
EZCORP Inc. Class A (a)	9,399	220,501
F.N.B. Corp.	27,338	297,164
Farmers National Banc Corp.	3,293	20,515
FBL Financial Group Inc.	2,015	56,440
FBR & Co. (a)	8,177	22,650
Federal Agricultural Mortgage Corp. Class C	1,948	51,096
FelCor Lodging Trust Inc. (a)	24,482	115,065
Fidelity Southern Corp.	1,722	14,878
Financial Engines Inc. (a)	9,041	193,929
Financial Institutions Inc.	2,676	45,171
First American Financial Corp.	20,746	351,852
First Bancorp (North Carolina)	2,966	26,368
First BanCorp (Puerto Rico) (a)	13,388	53,016
First Bancorp Inc.	1,755	29,835
First Busey Corp.	14,644	70,731
First California Financial Group Inc. (a)	4,367	30,045
First Cash Financial Services Inc. (a)	5,627	226,037
First Commonwealth Financial Corp.	20,690	139,244
First Community Bancshares Inc.	3,147	45,411
First Connecticut Bancorp Inc.	3,499	47,236
First Defiance Financial Corp.	1,878	32,151
First Federal Bancshares of Arkansas Inc. (a)	565	4,576
First Financial Bancorp	11,486	183,546
First Financial Bankshares Inc.	6,178	213,512
First Financial Corp. Indiana	2,194	63,626
First Financial Holdings Inc.	3,308	35,462
First Financial Northwest Inc. (a)	2,856	23,191

30	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
First Industrial Realty Trust Inc. (a)	17,360	$219,083
First Interstate BancSystem Inc.	3,149	44,842
First Marblehead Corp., The (a)	12,100	14,157
First Merchants Corp.	5,592	69,676
First Midwest Bancorp Inc.	14,651	160,868
First of Long Island Corp., The	1,532	44,382
First PacTrust Bancorp Inc.	2,078	24,645
First Potomac Realty Trust	10,031	118,065
FirstMerit Corp.	21,477	354,800
Flagstone Reinsurance Holdings SA.	10,380	83,144
Flushing Financial Corp.	6,037	82,284
FNB United Corp. (a)	1,876	24,369
Forestar Group Inc. (a)	6,761	86,608
Fortegra Financial Corp. (a)	1,451	11,608
Fox Chase Bancorp	2,444	35,291
Franklin Financial Corp. (a)	2,812	46,257
Franklin Street Properties Corp.	14,225	150,500
FX Alliance Inc. (a)	1,163	18,271
FXCM Inc. Class A	4,028	47,369
Gain Capital Holdings Inc.	2,789	13,917
GAMCO Investors Inc.	1,287	57,130
German American Bancorp Inc.	2,523	51,722
Getty Realty Corp.	5,091	97,493
GFI Group Inc.	14,025	49,929
Glacier Bancorp Inc.	14,103	218,455
Gladstone Commercial Corp.	2,260	37,652
Glimcher Realty Trust	27,352	279,537
Global Indemnity PLC (a)	2,295	46,474
Government Properties Income Trust	7,373	166,777
Gramercy Capital Corp. (a)	8,702	21,755
Great Southern Bancorp Inc.	2,006	55,325
Green Dot Corp. Class A (a)	4,688	103,699
Greene Bancshares Inc. (a)	1,616	2,683
Greenhill & Co. Inc.	5,673	202,242
Greenlight Capital Re Ltd. Class A (a)	5,479	139,276
GSV Capital Corp. (a)	3,784	35,191
Guaranty Bancorp (a)	14,093	29,736
Gyrodyne Company of America Inc. (a)	228	26,063
Hallmark Financial Services Inc. (a)	2,731	21,302
Hampton Roads Bankshares Inc. Rights (a) (b)	1,877	2,874
Hancock Holding Co.	14,939	454,743
Hanmi Financial Corp. (a)	6,155	64,504
Healthcare Realty Trust Inc.	15,303	364,824
Heartland Financial USA Inc.	2,843	68,232
Heritage Commerce Corp. (a)	4,256	27,664
Heritage Financial Corp.	3,081	45,137
Heritage Financial Group Inc.	1,607	20,682
Heritage Oaks Bancorp (a)	3,662	20,397
Hersha Hospitality Trust	33,731	178,100
HFF Inc. Class A (a)	6,388	89,049
Highwoods Properties Inc.	13,939	469,047
Hilltop Holdings Inc. (a)	7,743	79,830
Hingham Institution for Savings	206	12,457
Home Bancorp Inc. (a)	1,273	21,806
Home Bancshares Inc.	4,322	132,167

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Home Federal Bancorp Inc.	3,072	$32,256
Home Loan Servicing Solutions Ltd.	2,743	36,756
Homeowners Choice Inc.	1,416	24,922
HomeStreet Inc. (a)	861	27,543
Horace Mann Educators Corp.	7,771	135,837
Horizon Bancorp	686	18,042
Horizon Technology Finance Corp.	1,190	19,623
Hudson Pacific Properties Inc.	7,041	122,584
Hudson Valley Holding Corp.	3,048	55,169
IBERIABANK Corp.	5,786	291,904
ICG Group Inc. (a)	7,272	67,266
Independence Holding Co.	1,542	15,189
Independent Bank Corp.	4,244	123,967
Infinity Property & Casualty Corp.	2,332	134,486
Inland Real Estate Corp.	15,103	126,563
International Bancshares Corp.	10,443	203,847
INTL FCStone Inc. (a)	2,693	52,110
Invesco Mortgage Capital	22,717	416,630
Investment Technology Group Inc. (a)	7,603	69,948
Investors Bancorp Inc. (a)	8,656	130,619
Investors Real Estate Trust	16,797	132,696
Investors Title Co.	209	11,898
iStar Financial Inc. (a)	16,527	106,599
JMP Group Inc.	3,106	19,195
Kaiser Federal Financial Group Inc.	1,679	24,816
Kansas City Life Insurance Co.	857	30,158
KBW Inc.	6,777	111,482
Kearny Financial Corp.	2,931	28,401
Kennedy-Wilson Holdings Inc.	6,821	95,562
Kite Realty Group Trust	11,038	55,080
Knight Capital Group Inc. Class A (a)	19,334	230,848
Ladenburg Thalmann Financial Services Inc. (a)	20,324	31,299
Lakeland Bancorp Inc.	5,241	55,135
Lakeland Financial Corp.	3,218	86,339
LaSalle Hotel Properties	16,773	488,765
Lexington Realty Trust	23,314	197,470
LTC Properties Inc.	6,017	218,297
Maiden Holdings Ltd.	9,891	85,854
MainSource Financial Group Inc.	4,009	47,426
Manning & Napier Inc.	2,730	38,848
MarketAxess Holdings Inc.	7,123	189,757
Marlin Business Services Corp.	1,721	28,207
MB Financial Inc.	10,706	230,607
Meadowbrook Insurance Group Inc.	9,938	87,355
Medical Properties Trust Inc.	26,693	256,787
Mercantile Bank Corp. (a)	1,643	30,313
Merchants Bancshares Inc.	1,049	28,900
Meridian Interstate Bancorp Inc. (a)	1,774	24,694
Metro Bancorp Inc. (a)	2,736	32,914
MetroCorp Bancshares Inc. (a)	3,033	32,362
MGIC Investment Corp. (a)	37,132	106,940
MicroFinancial Inc.	1,562	12,652
Middleburg Financial Corp.	969	16,473
MidSouth Bancorp Inc.	1,642	23,119
MidWestOne Financial Group Inc.	1,249	26,854

See accompanying notes to financial statements.	31

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Mission West Properties Inc.	3,603	$31,058
Monmouth Real Estate Investment Corp. Class A	7,955	93,233
Montpelier Re Holdings Ltd.	9,853	209,770
NASB Financial Inc. (a)	737	14,629
National Bankshares Inc.	1,394	41,987
National Financial Partners Corp. (a)	7,903	105,900
National Health Investors Inc.	4,824	245,638
National Interstate Corp.	1,260	33,503
National Penn Bancshares Inc.	24,148	231,096
National Western Life Insurance Co.	428	60,742
Nationstar Mortgage Holdings Inc. (a)	3,752	80,743
Navigators Group Inc., The (a)	1,977	98,949
NBT Bancorp Inc.	6,617	142,861
Nelnet Inc. Class A	4,739	108,997
Netspend Holdings Inc. (a)	6,073	55,811
New York Mortgage Trust Inc.	3,494	24,668
NewStar Financial Inc. (a)	5,193	67,301
Nicholas Financial Inc.	2,069	26,525
Northfield Bancorp Inc.	3,102	44,079
Northrim BanCorp Inc.	1,205	25,895
NorthStar Realty Finance Corp.	26,311	137,343
Northwest Bancshares Inc.	19,067	223,275
OceanFirst Financial Corp.	2,796	40,151
Ocwen Financial Corp. (a)	21,036	395,056
Old National Bancorp	18,556	222,858
Omega Healthcare Investors Inc.	20,782	467,595
OmniAmerican Bancorp Inc. (a)	2,228	47,746
One Liberty Properties Inc.	2,319	43,667
OneBeacon Insurance Group Ltd. Class A	4,461	58,082
Oppenheimer Holdings Inc. Class A	2,030	31,912
Oriental Financial Group Inc.	7,984	88,463
Oritani Financial Corp.	8,927	128,460
Pacific Capital Bancorp (a)	837	38,276
Pacific Continental Corp.	3,584	31,790
Pacific Mercantile Bancorp (a)	1,982	13,696
PacWest Bancorp	5,944	140,694
Park National Corp.	2,265	157,984
Park Sterling Corp. (a)	6,682	31,472
Parkway Properties Inc.	3,313	37,901
Peapack-Gladstone Financial Corp.	1,647	25,545
Pebblebrook Hotel Trust	10,298	240,046
Penns Woods Bancorp Inc.	792	31,530
Pennsylvania Real Estate Investment Trust	10,980	164,480
PennyMac Mortgage Investment Trust	3,639	71,797
Peoples Bancorp Inc.	2,112	46,422
Peoples Federal Bancshares Inc. (a)	1,110	18,537
PHH Corp. (a)	11,087	193,801
Phoenix Companies Inc., The (a)	23,005	42,559
PICO Holdings Inc. (a)	4,440	99,500
Pinnacle Financial Partners Inc. (a)	6,778	132,239
Piper Jaffray Companies Inc. (a)	3,197	74,906
Platinum Underwriters Holdings Ltd.	6,788	258,623
Potlatch Corp.	7,925	253,125
Preferred Bank (a)	2,241	29,940

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Presidential Life Corp.	4,264	$41,915
Primerica Inc.	9,144	244,419
PrivateBancorp Inc.	11,831	174,626
Prosperity Bancshares Inc.	9,295	390,669
Provident Financial Holdings Inc.	1,771	20,420
Provident Financial Services Inc.	11,779	180,808
Provident New York Bancorp	6,927	52,576
PS Business Parks Inc.	3,630	245,824
Pzena Investment Management Inc. Class A	1,958	8,674
Radian Group Inc.	25,928	85,303
RAIT Financial Trust	9,727	44,939
Ramco-Gershenson Properties Trust	9,037	113,595
Redwood Trust Inc.	15,501	193,452
Regional Management Corp. (a)	925	15,216
Renasant Corp.	4,951	77,780
Republic Bancorp Inc. Class A	1,945	43,276
Resource America Inc. Class A	2,181	13,915
Resource Capital Corp.	16,773	89,400
Retail Opportunity Investments Corp.	9,834	118,598
RLI Corp.	4,130	281,666
RLJ Lodging Trust	20,754	376,270
Rockville Financial Inc.	5,778	66,851
Roma Financial Corp.	1,613	13,743
Rouse Properties Inc. (a)	4,282	58,021
S&T Bancorp Inc.	5,667	104,669
Sabra Health Care REIT Inc.	7,307	125,023
Safeguard Scientifics Inc. (a)	4,056	62,787
Safety Insurance Group Inc.	2,498	101,519
Sandy Spring Bancorp Inc.	4,746	85,428
Saul Centers Inc.	1,492	63,962
SCBT Financial Corp.	2,961	104,375
SeaBright Holdings Inc.	3,752	33,355
Seacoast Banking Corporation of Florida (a)	14,735	22,250
Select Income REIT (a)	1,773	42,126
Selective Insurance Group Inc.	10,683	185,991
SI Financial Group Inc.	1,982	22,793
Sierra Bancorp	2,418	23,938
Simmons First National Corp.	3,389	78,794
Southside Bancshares Inc.	3,429	77,084
Southwest Bancorp Inc. (a)	3,828	36,021
Sovran Self Storage Inc.	5,692	285,112
STAG Industrial Inc.	4,724	68,876
Starwood Property Trust Inc.	22,828	486,465
State Auto Financial Corp.	2,850	40,042
State Bank Financial Corp. (a)	6,238	94,568
StellarOne Corp.	4,467	55,748
Sterling Bancorp NY	6,133	61,207
Sterling Financial Corp. (a)	5,244	99,059
Stewart Information Services Corp.	3,543	54,385
Stifel Financial Corp. (a)	10,497	324,357
Strategic Hotels & Resorts Inc. (a)	35,617	230,086
Suffolk Bancorp (a)	1,923	24,941
Summit Hotel Properties Inc.	5,971	49,977
Sun Bancorp Inc. (a)	7,731	20,874

32	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Sun Communities Inc.	5,231	$231,419
Sunstone Hotel Investors Inc. (a)	23,338	256,485
Susquehanna Bancshares Inc.	36,746	378,484
SWS Group Inc. (a)	5,828	31,063
SY Bancorp Inc.	2,398	57,432
Symetra Financial Corp.	15,090	190,436
Taylor Capital Group Inc. (a)	3,195	52,366
TCP Capital Corp.	1,084	15,675
Tejon Ranch Co. (a)	2,613	74,784
Terreno Realty Corp.	2,640	39,890
Territorial Bancorp Inc.	2,179	49,616
Texas Capital Bancshares Inc. (a)	7,430	300,098
Thomas Properties Group Inc.	6,130	33,347
Tompkins Financial Corp.	1,826	68,804
Tower Group Inc.	6,867	143,314
TowneBank	5,157	72,198
Tree.com Inc. (a)	1,141	13,053
Trico Bancshares	3,127	48,156
Trustco Bank Corp. NY	18,573	101,409
Trustmark Corp.	12,691	310,676
Two Harbors Investment Corp.	42,234	437,544
UMB Financial Corp.	6,321	323,825
UMH Properties Inc.	2,662	28,563
Umpqua Holdings Corp.	22,015	289,717
Union First Market Bankshares Corp.	3,988	57,627
United Bankshares Inc.	7,972	206,315
United Community Banks Inc. (a)	8,086	69,297
United Financial Bancorp Inc.	3,068	44,118
United Fire Group Inc.	3,989	85,085
Universal Health Realty Income Trust	2,311	95,976
Universal Insurance Holdings Inc.	3,962	13,510
Univest Corp. of Pennsylvania	3,319	54,863
Urstadt Biddle Properties Inc.	4,491	88,787
ViewPoint Financial Group Inc.	6,684	104,538
Virginia Commerce Bancorp (a)	5,237	44,148
Virtus Investment Partners Inc. (a)	1,201	97,281
Walker & Dunlop Inc. (a)	2,248	28,887
Walter Investment Management Corp.	5,597	131,194
Washington Banking Co.	2,986	41,505
Washington Real Estate Investment Trust	13,018	370,362
Washington Trust Bancorp Inc.	2,874	70,068
Waterstone Financial Inc. (a)	1,182	4,492
Webster Financial Corp.	14,128	306,012
WesBanco Inc.	4,614	98,094
West Bancorporation	3,097	29,452
West Coast Bancorp (a)	3,704	72,784
Westamerica Bancorporation	5,491	259,120
Western Alliance Bancorp (a)	13,691	128,148
Western Asset Mortgage Capital Corp. (a)	1,589	30,970
Westfield Financial Inc.	5,300	38,690
Westwood Holdings Group Inc.	1,303	48,550
Whitestone REIT Class B	2,121	29,291
Wilshire Bancorp Inc. (a)	12,121	66,423

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Winthrop Realty Trust	5,858	$71,233
Wintrust Financial Corp.	7,110	252,405
WisdomTree Investments Inc. (a)	11,380	74,767
World Acceptance Corp. (a)	2,175	143,115
WSFS Financial Corp.	1,467	59,289
Zillow Inc. (a)	627	24,221

		45,712,009

Health Care (13.15%)
Abaxis Inc. (a)	4,266	157,842
Abiomed Inc. (a)	6,543	149,311
Acadia Healthcare Company Inc. (a)	4,466	78,334
Accretive Health Inc. (a)	11,021	120,790
Accuray Inc. (a)	13,938	95,336
Achillion Pharmaceuticals Inc. (a)	10,410	64,542
Acorda Therapeutics Inc. (a)	7,838	184,663
Acura Pharmaceuticals Inc. (a)	2,223	6,980
Aegerion Pharmaceuticals Inc. (a)	4,188	62,150
Affymax Inc. (a)	7,078	91,165
Affymetrix Inc. (a)	13,755	64,511
Agenus Inc. (a)	4,394	23,025
Air Methods Corp. (a)	2,507	246,313
Akorn Inc. (a)	11,148	175,804
Align Technology Inc. (a)	14,051	470,146
Alkermes PLC (a)	23,913	405,804
Allos Therapeutics Inc. (a)	15,127	27,077
Almost Family Inc. (a)	1,584	35,387
Alnylam Pharmaceuticals Inc. (a)	9,054	105,660
Alphatec Holdings Inc. (a)	10,345	19,035
AMAG Pharmaceuticals Inc. (a)	4,177	64,326
Amedisys Inc. (a)	5,885	73,268
Amicus Therapeutics Inc. (a)	5,829	32,060
AMN Healthcare Services Inc. (a)	7,978	47,310
Ampio Pharmaceuticals Inc. (a)	4,256	21,620
Amsurg Corp. (a)	6,169	184,947
Anacor Pharmaceuticals Inc. (a)	2,752	17,860
Analogic Corp.	2,409	149,358
Angiodynamics Inc. (a)	4,853	58,285
Anika Therapeutics Inc. (a)	2,283	31,026
Antares Pharma Inc. (a)	17,905	65,174
Arena Pharmaceuticals Inc. (a)	38,588	385,108
ArQule Inc. (a)	11,602	68,800
Array Biopharma Inc. (a)	17,719	61,485
ArthroCare Corp. (a)	5,411	158,434
Assisted Living Concepts Inc. Class A	3,735	53,112
Astex Pharmaceuticals Inc. (a)	17,998	37,616
athenahealth Inc. (a)	7,012	555,140
AtriCure Inc. (a)	2,780	26,716
Atrion Corp.	313	64,159
Auxilium Pharmaceuticals Inc. (a)	9,469	254,621
AVANIR Pharmaceuticals Inc. Class A (a)	26,557	104,103
Aveo Pharmaceuticals Inc. (a)	7,596	92,367
BG Medicine Inc. (a)	2,071	14,456

See accompanying notes to financial statements.	33

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
BioCryst Pharmaceuticals Inc. (a)	9,574	$38,105
BioDelivery Sciences International Inc. (a)	4,080	18,278
Bio-Reference Laboratories Inc. (a)	4,808	126,354
BioScrip Inc. (a)	8,573	63,697
BioSpecifics Technologies Corp. (a)	938	17,616
BioTime Inc. (a)	5,945	27,347
Cadence Pharmaceuticals Inc. (a)	11,678	41,690
Cambrex Corp. (a)	5,903	55,547
Cantel Medical Corp.	4,145	112,951
Capital Senior Living Corp. (a)	5,484	58,130
Cardiovascular Systems Inc. (a)	3,252	31,837
Celldex Therapeutics Inc. (a)	11,518	59,778
Cempra Inc. (a)	823	7,703
Centene Corp. (a)	10,072	303,772
Cepheid Inc. (a)	12,836	574,411
Cerus Corp. (a)	10,419	34,591
Chemed Corp.	3,768	227,738
ChemoCentryx Inc. (a)	1,006	15,090
Chindex International Inc. (a)	2,284	22,383
Clovis Oncology Inc. (a)	2,668	57,842
Codexis Inc. (a)	4,890	18,289
Computer Programs & Systems Inc.	2,172	124,282
Conceptus Inc. (a)	6,142	121,734
Conmed Corp.	5,526	152,904
Corcept Therapeutics Inc. (a)	8,759	39,328
Cornerstone Therapeutics Inc. (a)	1,538	9,736
Coronado Biosciences Inc. (a)	2,521	12,731
Corvel Corp. (a)	1,186	58,114
Cross Country Healthcare Inc. (a)	5,551	24,258
CryoLife Inc. (a)	5,588	29,225
Cubist Pharmaceuticals Inc. (a)	12,382	469,402
Cumberland Pharmaceuticals Inc. (a)	2,185	14,115
Curis Inc. (a)	15,491	83,651
Cyberonics Inc. (a)	5,401	242,721
Cynosure Inc. Class A (a)	1,916	40,523
Cytori Therapeutics Inc. (a)	10,497	28,342
Dendreon Corp. (a)	30,117	222,866
DepoMed Inc. (a)	10,918	62,123
Derma Sciences Inc. (a)	1,750	16,660
Dexcom Inc. (a)	13,410	173,794
Discovery Laboratories Inc. (a)	8,390	19,465
DUSA Pharmaceuticals Inc. (a)	4,643	24,236
Dyax Corp. (a)	19,506	41,548
Dynavax Technologies Corp. (a)	34,109	147,351
Emergent Biosolutions Inc. (a)	5,049	76,492
Emeritus Corp. (a)	5,993	100,862
Endocyte Inc. (a)	5,793	47,618
Endologix Inc. (a)	10,826	167,153
Ensign Group Inc., The	3,384	95,666
EnteroMedics Inc. (a)	4,809	16,591
Enzon Pharmaceuticals Inc. (a)	8,217	56,451
ePocrates Inc. (a)	3,518	28,214
eResearch Technology Inc. (a)	9,670	77,263
Exact Sciences Corp. (a)	11,198	120,043
Exactech Inc. (a)	1,714	28,744

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
ExamWorks Group Inc. (a)	5,703	$75,451
Exelixis Inc. (a)	29,080	160,812
Five Star Quality Care Inc. (a)	8,264	25,370
Fluidigm Corp. (a)	3,975	59,784
Furiex Pharmaceuticals Inc. (a)	1,486	31,132
Genomic Health Inc. (a)	3,167	105,778
Gentiva Health Services Inc. (a)	6,001	41,587
Geron Corp. (a)	25,579	43,996
Greatbatch Inc. (a)	4,618	104,875
Greenway Medical Technologies Inc. (a)	1,612	26,292
GTx Inc. (a)	5,128	18,102
Haemonetics Corp. (a)	4,941	366,178
Halozyme Therapeutics Inc. (a)	17,552	155,511
Hanger Inc. (a)	6,664	170,865
Hansen Medical Inc. (a)	10,976	24,916
Harvard Bioscience Inc. (a)	4,555	17,172
Healthsouth Corp. (a)	18,680	434,497
HealthStream Inc. (a)	3,823	99,398
Healthways Inc. (a)	6,616	52,796
HeartWare International Inc. (a)	2,765	245,532
Hi-Tech Pharmacal Co. Inc. (a)	2,104	68,170
HMS Holdings Corp. (a)	16,810	559,941
Horizon Pharma Inc. (a)	4,093	29,183
ICU Medical Inc. (a)	2,446	130,567
Idenix Pharmaceuticals Inc. (a)	14,620	150,586
ImmunoCellular Therapeutics Ltd. (a)	7,736	29,010
ImmunoGen Inc. (a)	15,125	253,798
Immunomedics Inc. (a)	12,906	46,074
Impax Laboratories Inc. (a)	13,100	265,537
Infinity Pharmaceuticals Inc. (a)	3,760	50,986
Insulet Corp. (a)	9,344	199,681
Integra LifeSciences Holdings Corp. (a)	3,809	141,619
IntegraMed America Inc. (a)	1,663	23,033
InterMune Inc. (a)	12,788	152,817
Invacare Corp.	6,212	95,851
IPC The Hospitalist Co. (a)	3,240	146,837
IRIS International Inc. (a)	3,212	36,296
Ironwood Pharmaceuticals Inc. (a)	14,664	202,070
Isis Pharmaceuticals Inc. (a)	19,589	235,068
Jazz Pharmaceuticals PLC (a)	8,126	365,751
Keryx Biopharmaceuticals Inc. (a)	14,450	26,010
Kindred Healthcare Inc. (a)	10,334	101,583
Landauer Inc.	1,854	106,290
Lannett Company Inc. (a)	3,038	12,881
Lexicon Pharmaceuticals Inc. (a)	38,690	87,052
LHC Group Inc. (a)	3,118	52,881
Ligand Pharmaceuticals Inc. Class B (a)	3,472	58,816
Luminex Corp. (a)	8,149	199,569
Magellan Health Services Inc. (a)	5,349	242,470
MAKO Surgical Corp. (a)	7,079	181,293
MannKind Corp. (a)	21,984	50,343
MAP Pharmaceuticals Inc. (a)	4,883	73,147
Masimo Corp. (a)	9,795	219,212
Maxygen Inc. (a)	5,555	33,108

34	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
MedAssets Inc. (a)	11,375	$152,994
Medicines Co., The (a)	10,786	247,431
Medicis Pharmaceutical Corp. Class A	11,267	384,768
Medidata Solutions Inc. (a)	4,347	142,016
Mediware Information Systems Inc. (a)	627	9,154
MEDTOX Scientific Inc. (a)	1,500	40,440
Merge Healthcare Inc. (a)	11,578	33,113
Meridian Bioscience Inc.	8,070	165,112
Merit Medical Systems Inc. (a)	8,212	113,408
Merrimack Pharmaceuticals Inc. (a)	2,856	20,792
Metropolitan Health Networks Inc. (a)	8,640	82,685
MModal Inc. (a)	7,681	99,699
Molina Healthcare Inc. (a)	5,860	137,476
Momenta Pharmaceuticals Inc. (a)	9,164	123,897
MWI Veterinary Supply Inc. (a)	2,490	255,897
National Healthcare Corp.	2,045	92,495
National Research Corp.	482	25,233
Natus Medical Inc. (a)	5,674	65,932
Navidea Biopharmaceuticals Inc. (a)	18,637	69,330
Nektar Therapeutics (a)	22,398	180,752
Neogen Corp. (a)	4,605	212,751
Neurocrine Biosciences Inc. (a)	12,935	102,316
NewLink Genetics Corp. (a)	2,470	37,001
Novavax Inc. (a)	22,647	35,329
NPS Pharmaceuticals Inc. (a)	16,845	145,035
NuVasive Inc. (a)	8,449	214,267
NxStage Medical Inc. (a)	9,620	161,231
Obagi Medical Products Inc. (a)	3,701	56,514
Omeros Corp. (a)	4,367	43,670
Omnicell Inc. (a)	6,555	95,965
OncoGenex Pharmaceutical Inc. (a)	2,802	37,659
Oncothyreon Inc. (a)	11,198	52,407
Opko Health Inc. (a)	21,116	97,134
Optimer Pharmaceuticals Inc. (a)	9,210	142,939
OraSure Technologies Inc. (a)	9,428	105,971
Orexigen Therapeutics Inc. (a)	11,823	65,499
Orthofix International NV (a)	3,659	150,934
Osiris Therapeutics Inc. (a)	3,376	37,035
Owens & Minor Inc.	12,426	380,608
Pacific Biosciences of California Inc. (a)	6,702	14,543
Pacira Pharmaceuticals Inc. (a)	3,601	57,760
Pain Therapeutics Inc. (a)	7,184	33,693
Palomar Medical Technologies Inc. (a)	3,767	32,020
Par Pharmaceutical Companies Inc. (a)	7,193	259,955
Parexel International Corp. (a)	11,709	330,545
PDI Inc. (a)	1,809	14,906
PDL BioPharma Inc.	27,414	181,755
Pernix Therapeutics Holdings Inc. (a)	1,692	12,335
Pharmacyclics Inc. (a)	10,649	581,542
PharMerica Corp. (a)	5,725	62,517
PhotoMedex Inc. (a)	2,541	30,873
Pozen Inc. (a)	5,217	32,554
Progenics Pharmaceuticals Inc. (a)	5,912	57,819
Providence Service Corp. (a)	2,615	35,852
PSS World Medical Inc. (a)	9,842	206,584

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Quality Systems Inc.	7,737	$212,845
Questcor Pharmaceuticals Inc. (a)	10,522	560,191
Quidel Corp. (a)	5,471	85,785
Raptor Pharmaceutical Corp. (a)	9,544	53,351
Repligen Corp. (a)	5,903	25,383
Repros Therapeutics Inc. (a)	2,880	26,150
Rigel Pharmaceuticals Inc. (a)	13,978	129,995
Rochester Medical Corp. (a)	1,976	21,262
Rockwell Medical Inc. (a)	4,054	37,743
RTI Biologics Inc. (a)	10,988	41,315
Sagent Pharmaceuticals Inc. (a)	1,815	32,815
Sangamo BioSciences Inc. (a)	10,441	57,634
Santarus Inc. (a)	10,725	76,040
SciClone Pharmaceuticals Inc. (a)	11,092	77,755
Seattle Genetics Inc. (a)	18,611	472,533
Select Medical Holdings Corp. (a)	6,920	69,961
Sequenom Inc. (a)	22,646	91,943
SIGA Technologies Inc. (a)	6,754	19,384
Skilled Healthcare Group Inc. Class A (a)	3,788	23,789
Solta Medical Inc. (a)	11,987	35,122
Spectranetics Corp. (a)	6,721	76,754
Spectrum Pharmaceuticals Inc. (a)	11,660	181,430
STAAR Surgical Co. (a)	7,158	55,618
STERIS Corp.	11,300	354,481
Sucampo Pharmaceuticals Inc. Class A (a)	2,186	15,368
Sun Healthcare Group Inc. (a)	5,010	41,934
Sunesis Pharmaceuticals Inc. (a)	5,387	15,461
Sunrise Senior Living Inc. (a)	11,398	83,091
Supernus Pharmaceuticals Inc. (a)	611	5,719
SurModics Inc. (a)	3,008	52,038
Symmetry Medical Inc. (a)	7,068	60,643
Synageva BioPharma Corp. (a)	1,782	72,278
Synergy Pharmaceuticals Inc. (a)	7,981	37,910
Synta Pharmaceuticals Corp. (a)	7,249	39,652
Targacept Inc. (a)	5,426	23,332
Team Health Holdings Inc. (a)	5,543	133,531
Theravance Inc. (a)	11,902	264,462
Threshold Pharmaceuticals Inc. (a)	8,802	65,135
Tornier NV (a)	2,940	65,915
Transcept Pharmaceuticals Inc. (a)	2,460	15,252
Triple-S Management Corp. Class B (a)	3,847	70,323
Trius Therapeutics Inc. (a)	4,773	27,492
U.S. Physical Therapy Inc.	2,330	59,252
Unilife Corp. (a)	14,465	48,892
Universal American Corp. (a)	7,306	76,932
Utah Medical Products Inc.	608	20,386
Vanda Pharmaceuticals Inc. (a)	5,657	24,891
Vanguard Health Systems Inc. (a)	6,214	55,242
Vascular Solutions Inc. (a)	3,214	40,368
Ventrus Biosciences Inc. (a)	2,442	10,427
Verastem Inc. (a)	1,230	12,546
Vical Inc. (a)	15,183	54,659
ViroPharma Inc. (a)	13,681	324,240
VIVUS Inc. (a)	19,517	557,015

See accompanying notes to financial statements.	35

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Vocera Communications Inc. (a)	1,305	$34,961
Volcano Corp. (a)	10,422	298,590
WellCare Health Plans Inc. (a)	8,430	446,790
West Pharmaceutical Services Inc.	6,622	334,345
Wright Medical Group Inc. (a)	7,685	164,075
Xenoport Inc. (a)	6,845	41,344
XOMA Corp. (a)	13,197	39,591
Young Innovations Inc.	1,088	37,525
Zeltiq Aesthetics Inc. (a)	3,279	18,362
ZIOPHARM Oncology Inc. (a)	13,029	77,517
Zogenix Inc. (a)	7,017	17,407

		30,246,469

Industrials (14.70%)
A.T. Cross Co. Class A (a)	1,864	18,398
A123 Systems Inc. (a)	20,954	26,402
Aaon Inc.	3,655	68,897
AAR Corp.	7,887	106,317
ABM Industries Inc.	10,504	205,458
Acacia Research Corp. (a)	9,718	361,898
ACCO Brands Corp. (a)	22,116	228,679
Accuride Corp. (a)	9,215	55,290
Aceto Corp.	5,257	47,471
Acorn Energy Inc.	3,483	28,979
Actuant Corp. Class A	13,356	362,749
Acuity Brands Inc.	8,283	421,688
Advisory Board Co., The (a)	6,711	332,798
Aegion Corp. (a)	7,678	137,359
Aerovironment Inc. (a)	3,389	89,165
Air Transport Services Group Inc. (a)	10,502	54,610
Aircastle Ltd.	11,481	138,346
Alamo Group Inc.	1,344	42,161
Alaska Air Group Inc. (a)	13,906	499,225
Albany International Corp. Class A	5,395	100,940
Allegiant Travel Co. (a)	2,926	203,884
Altra Holdings Inc.	5,262	83,034
AMERCO	1,691	152,139
Ameresco Inc. Class A (a)	3,929	46,873
American Railcar Industries Inc. (a)	1,869	50,650
American Reprographics Co. (a)	7,297	36,704
American Science & Engineering Inc.	1,760	99,352
American Superconductor Corp. (a)	7,812	36,716
American Woodmark Corp. (a)	1,866	31,909
Ampco-Pittsburgh Corp.	1,640	30,061
AO Smith Corp.	7,612	372,151
API Technologies Corp. (a)	6,103	22,459
Apogee Enterprises Inc.	5,535	88,947
Applied Industrial Technologies Inc.	8,252	304,086
Argan Inc.	1,896	26,506
Arkansas Best Corp.	4,942	62,269
Asset Acceptance Capital Corp. (a)	2,940	19,992
ASTA Funding Inc.	2,060	19,302
Astec Industries Inc. (a)	3,911	119,989
Astronics Corp. (a)	2,070	58,457
Atlas Air Worldwide Holdings Inc. (a)	5,166	224,773
Avis Budget Group Inc. (a)	20,767	315,658

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
AZZ Inc.	2,471	$151,373
Barnes Group Inc.	10,608	257,668
Barrett Business Services Inc.	1,362	28,793
Beacon Roofing Supply Inc. (a)	9,165	231,141
Belden Inc.	8,914	297,282
Blount International Inc. (a)	9,556	139,995
BlueLinx Holdings Inc. (a)	4,202	9,875
Brady Corp.	9,579	263,518
Briggs & Stratton Corp.	9,572	167,414
Brink’s Co., The	9,235	214,067
Builders FirstSource Inc. (a)	8,620	40,859
CAI International Inc. (a)	2,501	49,720
Capstone Turbine Corp. (a)	58,324	58,907
Cascade Corp.	1,811	85,208
Casella Waste Systems Inc. Class A (a)	4,988	29,180
CBIZ Inc. (a)	7,759	46,088
CDI Corp.	2,673	43,837
CECO Environmental Corp.	1,345	10,626
Celadon Group Inc.	3,933	64,423
Cenveo Inc. (a)	10,830	20,902
Ceradyne Inc.	4,761	122,120
Chart Industries Inc. (a)	5,850	402,246
CIRCOR International Inc.	3,399	115,872
Clarcor Inc.	9,816	472,739
Coleman Cable Inc.	1,772	15,399
Columbus McKinnon Corp. (a)	3,764	56,799
Comfort Systems USA Inc.	7,398	74,128
Commercial Vehicle Group Inc. (a)	4,857	41,867
CompX International Inc.	143	1,802
Consolidated Graphics Inc. (a)	1,563	45,405
Corporate Executive Board Co., The	6,569	268,541
Courier Corp.	2,073	27,467
CPI Aerostructures Inc. (a)	1,089	11,979
CRA International Inc. (a)	2,132	31,319
Cubic Corp.	3,108	149,433
Curtiss-Wright Corp.	9,169	284,697
Deluxe Corp.	9,989	249,126
DigitalGlobe Inc. (a)	7,074	107,242
Dolan Co., The (a)	5,960	40,111
Dollar Thrifty Automotive Group Inc. (a)	5,490	444,470
Douglas Dynamics Inc.	4,321	61,574
DXP Enterprises Inc. (a)	1,723	71,487
Dycom Industries Inc. (a)	6,621	123,217
Dynamic Materials Corp.	2,626	45,509
Eastern Co., The	1,124	18,153
Echo Global Logistics Inc. (a)	2,881	54,912
Edgen Group Inc. (a)	2,916	21,928
EMCOR Group Inc.	13,048	362,995
Encore Capital Group Inc. (a)	4,289	127,040
Encore Wire Corp.	3,661	98,042
Energy Recovery Inc. (a)	9,016	21,638
EnergySolutions Inc. (a)	15,623	26,403
EnerNOC Inc. (a)	4,759	34,455
EnerSys (a)	9,379	328,922
Ennis Inc.	5,111	78,607
Enphase Energy Inc. (a)	1,485	9,237

36	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
EnPro Industries Inc. (a)	4,043	$151,087
ESCO Technologies Inc.	5,225	190,399
Esterline Technologies Corp. (a)	5,995	373,788
Exponent Inc. (a)	2,620	138,415
Federal Signal Corp. (a)	12,160	71,014
Flow International Corp. (a)	9,426	29,692
Forward Air Corp.	5,687	183,520
Franklin Covey Co. (a)	2,613	26,757
Franklin Electric Co. Inc.	4,576	233,971
Freightcar America Inc.	2,342	53,796
FTI Consulting Inc. (a)	8,212	236,095
FuelCell Energy Inc. (a)	29,343	29,636
Furmanite Corp. (a)	7,246	35,216
G&K Services Inc. Class A	3,678	114,717
Genco Shipping & Trading Ltd. (a)	6,279	19,151
GenCorp Inc. (a)	11,657	75,887
Generac Holdings Inc. (a)	4,836	116,354
Genesee & Wyoming Inc. Class A (a)	7,912	418,070
Geo Group Inc., The (a)	12,009	272,844
GeoEye Inc. (a)	3,002	46,471
Gibraltar Industries Inc. (a)	5,987	62,145
Global Power Equipment Group Inc.	3,362	73,426
Gorman-Rupp Co., The	2,954	88,029
GP Strategies Corp. (a)	2,857	52,769
Graham Corp.	2,004	37,314
Granite Construction Inc.	7,554	197,235
Great Lakes Dredge & Dock Co.	11,572	82,393
Greenbrier Companies Inc. (a)	4,472	78,618
Griffon Corp.	9,053	77,675
H&E Equipment Services Inc. (a)	5,628	84,589
Hardinge Inc.	2,187	19,902
Hawaiian Holdings Inc. (a)	9,871	64,260
Healthcare Services Group Inc.	13,123	254,324
Heartland Express Inc.	9,428	134,915
Heico Corp.	10,301	407,096
Heidrick & Struggles International Inc.	3,472	60,760
Heritage-Crystal Clean Inc. (a)	1,488	24,329
Herman Miller Inc.	11,380	210,758
Hexcel Corp. (a)	19,475	502,260
Hill International Inc. (a)	4,808	15,386
HNI Corp.	8,904	229,278
Houston Wire & Cable Co.	3,485	38,091
Hub Group Inc. (a)	7,243	262,197
Hudson Global Inc. (a)	6,513	27,159
Hurco Companies Inc. (a)	1,264	25,899
Huron Consulting Group Inc. (a)	4,479	141,760
ICF International Inc. (a)	3,891	92,761
II-VI Inc. (a)	10,273	171,251
Innerworkings Inc. (a)	6,199	83,872
Insperity Inc.	4,444	120,210
Insteel Industries Inc.	3,359	37,453
Interface Inc.	11,427	155,750
Interline Brands Inc. (a)	6,234	156,286
International Shipholding Corp.	1,107	20,878
Intersections Inc.	1,861	29,497
Jetblue Airways Corp. (a)	45,851	243,010

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
John Bean Technologies Corp.	5,694	$77,268
Kadant Inc. (a)	2,291	53,724
Kaman Corp.	5,155	159,496
Kaydon Corp.	6,248	133,645
Kelly Services Inc. Class A	5,196	67,080
Keyw Holding Corp., The (a)	3,656	36,706
Kforce Inc. (a)	5,633	75,820
Kimball International Inc. Class B	6,382	49,141
Knight Transportation Inc.	11,360	181,646
Knoll Inc.	9,378	125,853
Korn/Ferry International (a)	9,340	134,029
Kratos Defense & Security Solutions Inc. (a)	7,849	45,838
L.B. Foster Co. Class A	1,754	50,182
Layne Christensen Co. (a)	3,877	80,215
Lindsay Corp.	2,488	161,471
LMI Aerospace Inc. (a)	1,803	31,336
LSI Industries Inc.	3,913	27,861
Lydall Inc. (a)	3,408	46,076
Marten Transport Ltd.	3,039	64,609
MasTec Inc. (a)	11,399	171,441
McGrath Rentcorp	4,838	128,207
Meritor Inc. (a)	18,863	98,465
Metalico Inc. (a)	7,772	17,098
Met-Pro Corp.	2,805	25,834
Michael Baker Corp. (a)	1,691	44,118
Middleby Corp. (a)	3,659	364,473
Miller Industries Inc.	2,236	35,619
Mine Safety Appliances Co.	5,397	217,175
Mistras Group Inc. (a)	3,055	80,285
Mobile Mini Inc. (a)	7,457	107,381
Moog Inc. Class A (a)	8,843	365,658
Mueller Industries Inc.	5,331	227,047
Mueller Water Products Inc.	30,628	105,973
Multi-Color Corp.	2,616	58,180
MYR Group Inc. (a)	4,012	68,445
NACCO Industries Inc. Class A	1,083	125,899
National Presto Industries Inc.	949	66,212
Navigant Consulting Inc. (a)	10,192	128,827
NCI Building Systems Inc. (a)	3,595	38,934
NL Industries Inc.	1,349	16,822
NN Inc. (a)	3,401	34,724
Nortek Inc. (a)	1,497	74,910
Northwest Pipe Co. (a)	1,822	44,202
Odyssey Marine Exploration Inc. (a)	14,286	53,430
Old Dominion Freight Line Inc. (a)	9,283	401,861
Omega Flex Inc. (a)	508	6,050
On Assignment Inc. (a)	8,390	133,904
Orbital Sciences Corp. (a)	11,518	148,813
Orion Marine Group Inc. (a)	5,274	36,707
Pacer International Inc. (a)	6,915	37,479
Park-Ohio Holdings Corp. (a)	1,696	32,275
Patrick Industries Inc. (a)	783	9,983
Patriot Transportation Holding Inc. (a)	1,213	28,542
Pendrell Corp. (a)	29,622	33,177
PGT Inc. (a)	3,475	10,529

See accompanying notes to financial statements.	37

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Pike Electric Corp. (a)	3,441	$26,565
PMFG Inc. (a)	4,170	32,568
Portfolio Recovery Associates Inc. (a)	3,352	305,904
Powell Industries Inc. (a)	1,744	65,156
Preformed Line Products Co.	463	26,812
Primoris Services Corp.	5,845	70,140
Proto Labs Inc. (a)	962	27,667
Quad Graphics Inc.	4,918	70,721
Quality Distribution Inc. (a)	4,154	46,068
Quanex Building Products Corp.	7,254	129,702
RailAmerica Inc. (a)	3,727	90,193
Rand Logistics Inc. (a)	3,224	27,404
Raven Industries Inc.	3,545	246,697
RBC Bearings Inc. (a)	4,333	204,951
Republic Airways Holdings Inc. (a)	9,468	52,547
Resources Connection Inc.	8,362	102,853
Rexnord Corp. (a)	5,592	112,064
Roadrunner Transportation Systems Inc. (a)	2,490	42,056
Robbins & Myers Inc.	7,543	315,448
RPX Corp. (a)	4,105	58,907
Rush Enterprises Inc. Class A (a)	6,492	106,144
Saia Inc. (a)	3,094	67,728
Sauer-Danfoss Inc.	2,292	80,060
Schawk Inc.	2,270	28,829
Seaboard Corp. (a)	59	125,846
SeaCube Container Leasing Ltd.	2,204	37,622
SIFCO Industries Inc.	457	10,502
Simpson Manufacturing Co. Inc.	7,847	231,565
SkyWest Inc.	9,941	64,915
Spirit Airlines Inc. (a)	8,136	158,327
Standard Parking Corp. (a)	3,082	66,325
Standex International Corp.	2,466	104,978
Steelcase Inc.	15,020	135,631
Sterling Construction Company Inc. (a)	3,275	33,470
Sun Hydraulics Corp.	4,035	98,010
Swift Transportation Co. (a)	15,506	146,532
Swisher Hygiene Inc. (a)	21,772	55,083
Sykes Enterprises Inc. (a)	7,579	120,961
Sypris Solutions Inc.	2,022	14,093
TAL International Group Inc.	5,718	191,496
Taser International Inc. (a)	10,849	56,849
Team Inc. (a)	3,892	121,353
Teledyne Technologies Inc. (a)	7,186	443,017
Tennant Co.	3,702	147,895
Tetra Tech Inc. (a)	12,390	323,131
Textainer Group Holdings Ltd.	2,405	88,744
Thermon Group Holdings Inc. (a)	2,872	59,479
Titan International Inc.	8,260	202,618
Titan Machinery Inc. (a)	3,302	100,282
TMS International Corp. Class A (a)	2,565	25,573
TRC Companies Inc. (a)	3,281	19,948
Trex Co. Inc. (a)	2,755	82,898
TriMas Corp. (a)	6,290	126,429
TrueBlue Inc. (a)	7,895	122,215
Tutor Perini Corp. (a)	6,969	88,297

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Twin Disc Inc.	1,621	$29,972
UniFirst Corp.	2,827	180,221
United Stationers Inc.	7,978	215,007
Universal Forest Products Inc.	3,854	150,229
Universal Truckload Services Inc.	1,061	16,048
US Airways Group Inc. (a)	31,769	423,481
US Ecology Inc.	3,615	64,130
USG Corp. (a)	14,500	276,225
Viad Corp.	3,964	79,280
Vicor Corp.	3,848	26,705
VSE Corp.	815	19,389
Wabash National Corp. (a)	13,389	88,635
WageWorks Inc. (a)	1,251	18,840
Watsco Inc.	5,750	424,350
Watts Water Technologies Inc.	5,772	192,438
Werner Enterprises Inc.	8,618	205,884
Wesco Aircraft Holdings Inc. (a)	3,503	44,593
Willis Lease Finance Corp. (a)	986	12,148
Woodward Inc.	13,509	532,795
XPO Logistics Inc. (a)	3,438	57,758
Zipcar Inc. (a)	5,215	61,170

		33,812,154

Information Technology (17.16%)
3D Systems Corp. (a)	8,459	288,790
Accelrys Inc. (a)	10,845	87,736
ACI Worldwide Inc. (a)	7,771	343,556
Active Network Inc., The (a)	7,562	116,379
Actuate Corp. (a)	9,589	66,452
Acxiom Corp. (a)	15,072	227,738
Adtran Inc.	12,481	376,801
Advanced Energy Industries Inc. (a)	7,828	105,052
Advent Software Inc. (a)	6,189	167,784
Aeroflex Holding Corp. (a)	3,783	22,887
Agilysys Inc. (a)	2,977	25,811
Alpha & Omega Semiconductor Ltd. (a)	3,320	30,378
Ambient Corp. (a)	492	2,691
American Software Inc. Class A	4,662	37,063
Amkor Technology Inc. (a)	15,746	76,840
ANADIGICS Inc. (a)	13,981	25,306
Anaren Inc. (a)	2,865	56,154
Ancestry.com Inc. (a)	5,659	155,792
Angie’s List Inc. (a)	6,941	109,945
Anixter International Inc.	5,513	292,465
Applied Micro Circuits Corp. (a)	12,028	68,800
Arris Group Inc. (a)	22,065	306,924
Aruba Networks Inc. (a)	21,874	329,204
Aspen Technology Inc. (a)	18,288	423,367
ATMI Inc. (a)	6,230	128,151
Audience Inc. (a)	1,180	22,750
AuthenTec Inc. (a)	8,654	37,472
AVG Technologies NV (a)	1,557	20,257
Aviat Networks Inc. (a)	11,945	33,446
Avid Technology Inc. (a)	5,781	42,953

38	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Aware Inc.	2,151	$13,874
Axcelis Technologies Inc. (a)	21,118	25,342
AXT Inc. (a)	6,254	24,703
Badger Meter Inc.	2,842	106,717
Bankrate Inc. (a)	9,024	165,951
Bazaarvoice Inc. (a)	1,894	34,471
Bel Fuse Inc.	2,082	36,664
Benchmark Electronics Inc. (a)	11,269	157,203
Black Box Corp.	3,466	99,474
Blackbaud Inc.	8,825	226,538
Blucora Inc. (a)	7,840	96,589
Bottomline Technologies Inc. (a)	6,859	123,805
Brightcove Inc. (a)	1,118	17,050
Brightpoint Inc. (a)	13,497	73,019
BroadSoft Inc. (a)	5,381	155,834
Brooks Automation Inc.	12,955	122,295
Cabot Microelectronics Corp.	4,602	134,424
CACI International Inc. Class A (a)	5,213	286,819
CalAmp Corp. (a)	5,587	40,953
Calix Inc. (a)	7,703	63,319
Callidus Software Inc. (a)	6,781	33,769
Carbonite Inc. (a)	2,194	19,614
Cardtronics Inc. (a)	8,635	260,863
Cass Information Systems Inc.	1,821	73,295
Cavium Inc. (a)	9,727	272,356
CEVA Inc. (a)	4,598	80,971
Checkpoint Systems Inc. (a)	7,901	68,818
Ciber Inc. (a)	14,185	61,137
Ciena Corp. (a)	19,395	317,496
Cirrus Logic Inc. (a)	12,631	377,414
Cognex Corp.	8,377	265,132
Coherent Inc. (a)	4,629	200,436
Cohu Inc.	4,700	47,752
Commvault Systems Inc. (a)	8,736	433,044
Computer Task Group Inc. (a)	2,999	44,955
comScore Inc. (a)	6,905	113,656
Comtech Telecommunications Corp.	3,730	106,603
Comverse Technology Inc. (a)	42,709	248,566
Constant Contact Inc. (a)	5,952	106,422
Convergys Corp.	22,805	336,830
Cornerstone OnDemand Inc. (a)	6,565	156,313
CoStar Group Inc. (a)	5,198	422,078
Cray Inc. (a)	7,252	87,604
CSG Systems International Inc. (a)	6,597	113,996
CTS Corp.	6,752	63,604
Cymer Inc. (a)	6,048	356,530
Daktronics Inc.	7,091	48,999
Datalink Corp. (a)	2,925	27,934
DealerTrack Holdings Inc. (a)	8,299	249,883
Deltek Inc. (a)	4,234	49,072
Demand Media Inc. (a)	5,814	65,117
Demandware Inc. (a)	1,273	30,157
Dice Holdings Inc. (a)	9,015	84,651
Digi International Inc. (a)	5,100	52,224
Digimarc Corp.	1,385	35,539
Digital River Inc. (a)	7,216	119,930

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Diodes Inc. (a)	6,933	$130,132
DSP Group Inc. (a)	4,259	27,002
DTS Inc. (a)	3,243	84,577
EarthLink Inc.	20,902	155,511
EasyLink Services International Corp. Class A (a)	6,184	44,772
Ebix Inc.	5,577	111,261
Echelon Corp. (a)	7,412	25,794
Electro Rent Corp.	3,686	59,824
Electro Scientific Industries Inc.	4,439	52,469
Electronics for Imaging Inc. (a)	9,065	147,306
Ellie Mae Inc. (a)	4,225	76,050
Emulex Corp. (a)	17,068	122,890
Entegris Inc. (a)	26,840	229,214
Entropic Communications Inc. (a)	17,230	97,177
Envestnet Inc. (a)	4,074	48,888
Envivio Inc. (a)	1,484	9,512
EPAM Systems Inc. (a)	952	16,174
EPIQ Systems Inc.	6,145	75,276
ePlus Inc. (a)	802	25,945
Euronet Worldwide Inc. (a)	9,925	169,916
ExactTarget Inc. (a)	1,904	41,621
Exar Corp. (a)	7,237	59,054
Exlservice Holdings Inc. (a)	4,559	112,334
Extreme Networks Inc. (a)	18,403	63,306
Fabrinet (a)	4,319	54,203
Fair Isaac Corp.	6,721	284,164
FalconStor Software Inc. (a)	5,940	15,503
FARO Technologies Inc. (a)	3,312	139,369
FEI Co. (a)	7,433	355,595
Finisar Corp. (a)	17,869	267,320
First Solar Inc. (a)	11,771	177,271
Formfactor Inc. (a)	9,901	64,059
Forrester Research Inc.	2,748	93,047
FSI International Inc. (a)	7,854	28,196
Gerber Scientific Inc. Escrow Shares (a) (b)	4,900	0
Global Cash Access Holdings Inc. (a)	10,313	74,357
Globecomm Systems Inc. (a)	4,418	44,799
Glu Mobile Inc. (a)	10,614	58,908
GSI Group Inc. (a)	5,698	65,299
GSI Technology Inc. (a)	3,956	18,751
GT Advanced Technologies Inc. (a)	23,153	122,248
Guidance Software Inc. (a)	2,878	27,370
Guidewire Software Inc. (a)	3,783	106,378
Hackett Group Inc., The (a)	4,796	26,714
Harmonic Inc. (a)	22,976	97,878
Heartland Payment Systems Inc.	7,589	228,277
Higher One Holdings Inc. (a)	6,289	76,852
Hittite Microwave Corp. (a)	6,157	314,746
iGate Corp. (a)	6,283	106,937
Imation Corp. (a)	5,881	34,757
Immersion Corp. (a)	5,670	31,922
Imperva Inc. (a)	1,904	54,873
Infinera Corp. (a)	21,439	146,643
Infoblox Inc. (a)	1,506	34,533

See accompanying notes to financial statements.	39

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Innodata Isogen Inc. (a)	4,216	$28,837
Inphi Corp. (a)	4,578	43,399
Insight Enterprises Inc. (a)	8,679	146,068
Integrated Device Technology Inc. (a)	27,955	157,107
Integrated Silicon Solution Inc. (a)	5,266	53,134
Interactive Intelligence Group (a)	2,869	80,934
InterDigital Inc.	8,697	256,648
Intermec Inc. (a)	11,713	72,621
Intermolecular Inc. (a)	2,673	20,716
Internap Network Services Corp. (a)	10,363	67,463
International Rectifier Corp. (a)	13,487	269,605
Intersil Corp. Class A	24,834	264,482
Intevac Inc. (a)	4,476	33,660
Intralinks Holdings Inc. (a)	7,108	31,133
InvenSense Inc. (a)	7,126	80,524
iPass Inc. (a)	9,777	23,269
Ixia (a)	8,240	99,045
IXYS Corp. (a)	4,728	52,812
j2 Global Inc.	9,054	239,207
JDA Software Group Inc. (a)	8,318	246,961
Jive Software Inc. (a)	3,173	66,601
Kemet Corp. (a)	8,671	52,113
Kenexa Corp. (a)	5,350	155,310
Key Tronic Corp. (a)	2,038	16,793
Keynote Systems Inc.	3,071	45,604
KIT Digital Inc. (a)	9,397	40,313
Kopin Corp. (a)	13,196	45,394
KVH Industries Inc. (a)	2,791	34,888
Lattice Semiconductor Corp. (a)	23,302	87,849
LeCroy Corp. (a)	3,313	47,243
Limelight Networks Inc. (a)	12,018	35,213
Lionbridge Technologies Inc. (a)	11,367	35,806
Liquidity Services Inc. (a)	4,609	235,935
Littelfuse Inc.	4,240	241,214
LivePerson Inc. (a)	10,774	205,352
LogMeIn Inc. (a)	4,315	131,694
Loral Space & Communications Inc.	2,152	144,937
LTX-Credence Corp. (a)	9,569	64,112
M/A-COM Technology Solutions Holdings Inc. (a)	1,169	21,626
Manhattan Associates Inc. (a)	3,972	181,560
ManTech International Corp. Class A	4,526	106,225
Marchex Inc. Class B	4,166	15,039
Market Leader Inc. (a)	4,155	21,107
Mattersight Corp. (a)	1,888	15,066
Mattson Technology Inc. (a)	11,212	19,621
MAXIMUS Inc.	6,665	344,914
MaxLinear Inc. Class A (a)	4,222	20,941
Maxwell Technologies Inc. (a)	5,748	37,707
Measurement Specialties Inc. (a)	2,966	96,425
MeetMe Inc. (a)	3,644	8,563
MEMC Electronic Materials Inc. (a)	45,051	97,761
Mentor Graphics Corp. (a)	18,252	273,780
Mercury Computer Systems Inc. (a)	6,049	78,214
Mesa Laboratories Inc.	493	22,920
Methode Electronics Inc.	7,239	61,604

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Micrel Inc.	9,657	$92,031
Microsemi Corp. (a)	17,360	320,986
MicroStrategy Inc. (a)	1,666	216,347
Millennial Media Inc. (a)	2,232	29,440
Mindspeed Technologies Inc. (a)	7,300	17,958
MIPS Technologies Inc. (a)	9,465	63,132
MKS Instruments Inc.	10,278	297,343
ModusLink Global Solutions Inc. (a)	7,759	23,199
MoneyGram International Inc. (a)	4,167	60,838
Monolithic Power Systems Inc. (a)	5,968	118,584
Monotype Imaging Holdings Inc. (a)	7,145	119,822
Monster Worldwide Inc. (a)	23,693	201,390
MoSys Inc. (a)	6,766	21,922
Move Inc. (a)	7,707	70,211
MTS Systems Corp.	3,147	121,317
Multi-Fineline Electronix Inc. (a)	1,776	43,761
Nanometrics Inc. (a)	4,600	70,656
Neonode Inc. (a)	4,379	26,931
NeoPhotonics Corp. (a)	3,683	18,194
Netgear Inc. (a)	7,428	256,340
NetScout Systems Inc. (a)	7,145	154,261
Newport Corp. (a)	7,477	89,874
NIC Inc.	12,586	159,842
NumereX Corp. Class A (a)	1,878	17,465
NVE Corp. (a)	965	51,869
Oclaro Inc. (a)	9,802	29,798
OCZ Technology Group Inc. (a)	13,197	69,944
Omnivision Technologies Inc. (a)	10,246	136,887
OpenTable Inc. (a)	4,428	199,304
Oplink Communications Inc. (a)	3,767	50,968
OPNET Technologies Inc.	2,923	77,723
OSI Systems Inc. (a)	3,884	246,013
Parametric Technology Corp. (a)	23,381	490,066
Park Electrochemical Corp.	4,066	105,228
ParkerVision Inc. (a)	14,777	35,169
PC Connection Inc.	1,806	19,180
PC-Tel Inc.	3,397	21,979
PDF Solutions Inc. (a)	4,742	46,804
Pegasystems Inc.	3,364	110,945
Perficient Inc. (a)	6,224	69,896
Pericom Semiconductor Corp. (a)	4,703	42,327
Pervasive Software Inc. (a)	2,420	18,126
Photronics Inc. (a)	11,820	72,102
Plantronics Inc.	8,320	277,888
Plexus Corp. (a)	6,814	192,155
PLX Technology Inc. (a)	8,883	56,407
Power Integrations Inc.	5,538	206,567
Power-One Inc. (a)	13,273	59,994
PRGX Global Inc. (a)	4,079	32,428
Procera Networks Inc. (a)	3,782	91,940
Progress Software Corp. (a)	12,280	256,284
Proofpoint Inc. (a)	1,223	20,730
PROS Holdings Inc. (a)	4,279	71,973
QAD Inc. Class A (a)	1,075	15,286
QAD Inc. Class B (a)	268	3,647

40	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
QLIK Technologies Inc. (a)	16,695	$369,293
QLogic Corp. (a)	19,020	260,384
Quantum Corp. (a)	45,833	93,041
Quest Software Inc. (a)	10,973	305,598
QuickLogic Corp. (a)	7,433	18,657
QuinStreet Inc. (a)	6,366	58,949
Radisys Corp. (a)	4,431	27,827
Rambus Inc. (a)	21,549	123,691
RealD Inc. (a)	8,586	128,447
Realnetworks Inc.	4,335	37,454
RealPage Inc. (a)	6,995	162,004
Responsys Inc. (a)	6,958	84,331
RF Micro Devices Inc. (a)	54,405	231,221
Richardson Electronics Ltd.	2,746	33,858
Rofin-Sinar Technologies Inc. (a)	5,583	105,686
Rogers Corp. (a)	3,179	125,920
Rosetta Stone Inc. (a)	2,132	29,507
Rubicon Technology Inc. (a)	3,392	34,598
Rudolph Technologies Inc. (a)	6,177	53,863
Saba Software Inc. (a)	5,743	53,295
Sanmina-SCI Corp. (a)	15,948	130,614
Sapiens International Corp. NV (a)	2,465	8,874
Sapient Corp.	24,052	242,204
ScanSource Inc. (a)	5,383	164,935
SciQuest Inc. (a)	3,476	62,429
SeaChange International Inc. (a)	5,573	45,866
Semtech Corp. (a)	12,803	311,369
ServiceSource International Inc. (a)	9,686	134,151
ShoreTel Inc. (a)	9,621	42,140
Sigma Designs Inc. (a)	6,418	40,947
Silicon Graphics International Corp. (a)	6,358	40,818
Silicon Image Inc. (a)	16,273	67,370
Sonus Networks Inc. (a)	41,821	89,915
Sourcefire Inc. (a)	5,786	297,400
Spansion Inc. Class A (a)	9,437	103,618
Spark Networks Inc. (a)	2,108	10,877
SPS Commerce Inc. (a)	2,077	63,099
SRS Labs Inc. (a)	2,206	19,854
SS&C Technologies Holdings Inc. (a)	6,607	165,175
Stamps.com Inc. (a)	2,782	68,632
Standard Microsystems Corp. (a)	4,516	166,595
STEC Inc. (a)	6,898	53,804
STR Holdings Inc. (a)	5,981	27,273
Stratasys Inc. (a)	4,168	206,524
SunPower Corp. (a)	7,708	37,075
Super Micro Computer Inc. (a)	5,684	90,148
Supertex Inc. (a)	1,993	37,568
Support.com Inc. (a)	9,165	29,236
Sycamore Networks Inc. (a)	4,055	58,879
Symmetricom Inc. (a)	8,249	49,412
Synacor Inc. (a)	1,328	18,194
Synaptics Inc. (a)	6,588	188,614
Synchronoss Technologies Inc. (a)	5,410	99,923
SYNNEX Corp. (a)	5,148	177,555
Syntel Inc.	3,018	183,193
Take-Two Interactive Software Inc. (a)	15,280	144,549

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Tangoe Inc. (a)	5,822	$124,067
TechTarget (a)	3,046	15,352
TeleNav Inc. (a)	3,153	19,328
TeleTech Holdings Inc. (a)	4,548	72,768
Tellabs Inc.	71,341	237,566
Telular Corp.	3,224	29,790
TESSCO Technologies Inc.	1,052	23,197
Tessera Technologies Inc.	10,138	155,821
TiVo Inc. (a)	24,394	201,738
TNS Inc. (a)	4,871	87,386
Travelzoo Inc. (a)	1,402	31,853
TriQuint Semiconductor Inc. (a)	32,951	181,230
TTM Technologies Inc. (a)	10,377	97,648
Tyler Technologies Inc. (a)	5,890	237,662
Ubiquiti Networks Inc. (a)	2,063	29,398
Ultimate Software Group Inc. (a)	5,208	464,137
Ultra Clean Holdings Inc. (a)	4,683	30,112
Ultratech Inc. (a)	5,127	161,500
Unisys Corp. (a)	8,575	167,641
United Online Inc.	17,826	75,226
Universal Display Corp. (a)	7,777	279,505
Unwired Planet Inc. (a)	16,803	38,647
ValueClick Inc. (a)	15,776	258,569
VASCO Data Security International Inc. (a)	5,553	45,424
Veeco Instruments Inc. (a)	7,615	261,651
Verint Systems Inc. (a)	4,259	125,683
ViaSat Inc. (a)	7,335	277,043
Viasystems Group Inc. (a)	726	12,342
Virnetx Holding Corp. (a)	8,219	289,720
Virtusa Corp. (a)	3,617	48,287
Vishay Precision Group Inc. (a)	2,445	34,108
VistaPrint NV (a)	7,222	233,271
Vocus Inc. (a)	4,039	75,125
Volterra Semiconductor Corp. (a)	4,963	116,382
Web.com Group Inc. (a)	6,863	125,730
WebMD Health Corp. (a)	9,879	202,618
Websense Inc. (a)	7,278	136,317
Westell Technologies Inc. Class A (a)	9,947	23,674
Wright Express Corp. (a)	7,600	469,072
XO Group Inc. (a)	5,219	46,293
Yelp Inc. (a)	1,658	37,686
Zix Corp. (a)	12,120	31,506
Zygo Corp. (a)	3,192	57,014

		39,457,802

Materials (4.56%)
A. Schulman Inc.	5,792	114,971
ADA-ES Inc. (a)	1,747	44,321
AEP Industries Inc. (a)	820	35,711
AK Steel Holding Corp.	21,623	126,927
AM Castle & Co. (a)	3,296	35,004
AMCOL International Corp.	4,929	139,540
American Vanguard Corp.	5,442	144,703

See accompanying notes to financial statements.	41

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
Arabian American Development Co. (a)	3,885	$37,646
Balchem Corp.	5,717	186,431
Boise Inc.	19,658	129,350
Buckeye Technologies Inc.	7,686	218,974
Calgon Carbon Corp. (a)	11,120	158,126
Century Aluminum Co. (a)	10,076	73,857
Chase Corp.	1,231	16,249
Chemtura Corp. (a)	19,287	279,662
Clearwater Paper Corp. (a)	4,578	156,201
Coeur d’Alene Mines Corp. (a)	17,594	308,951
Deltic Timber Corp.	2,125	129,582
Eagle Materials Inc.	8,860	330,832
Ferro Corp. (a)	16,937	81,298
Flotek Industries Inc. (a)	9,671	90,327
FutureFuel Corp.	3,814	40,085
General Moly Inc. (a)	13,217	41,501
Georgia Gulf Corp.	6,701	172,015
Globe Specialty Metals Inc.	12,010	161,294
Gold Reserve Inc. (a)	10,114	35,298
Gold Resource Corp.	5,847	151,964
Golden Minerals Co. (a)	5,478	24,706
Golden Star Resources Ltd. (a)	50,008	58,009
Graphic Packaging Holding Co. (a)	32,680	179,740
GSE Holding Inc. (a)	1,566	16,553
Handy & Harman Ltd. (a)	1,024	13,804
Hawkins Inc.	1,782	68,037
Haynes International Inc.	2,402	122,358
HB Fuller Co.	9,756	299,509
Headwaters Inc. (a)	12,046	62,037
Hecla Mining Co.	55,853	265,302
Horsehead Holding Corp. (a)	8,497	84,630
Innophos Holdings Inc.	4,267	240,915
Innospec Inc. (a)	4,536	134,311
Kaiser Aluminum Corp.	3,763	195,074
Kapstone Paper and Packaging Corp. (a)	7,902	125,247
KMG Chemicals Inc.	1,525	29,402
Koppers Holdings Inc.	4,058	137,972
Kraton Performance Polymers Inc. (a)	6,313	138,318
Landec Corp. (a)	4,959	42,449
Louisiana-Pacific Corp. (a)	26,907	292,748
LSB Industries Inc. (a)	3,673	113,532
Materion Corp.	3,992	91,936
McEwen Mining Inc. (a)	38,520	115,945
Metals USA Holdings Corp. (a)	2,317	36,863
Midway Gold Corp. (a)	22,215	30,879
Minerals Technologies Inc.	3,471	221,380
Myers Industries Inc.	6,544	112,295
Neenah Paper Inc.	3,106	82,899
Noranda Aluminum Holding Corp.	6,525	51,939
Olin Corp.	15,670	327,346
Olympic Steel Inc.	1,796	29,490
OM Group Inc. (a)	6,333	120,327
Omnova Solutions Inc. (a)	9,040	68,162
P. H. Glatfelter Co.	8,372	137,050

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
Paramount Gold and Silver Corp. (a)	25,618	$61,483
PolyOne Corp.	17,584	240,549
Quaker Chemical Corp.	2,537	117,235
Resolute Forest Products (a)	15,741	182,281
Revett Minerals Inc. (a)	4,971	16,355
RTI International Metals Inc. (a)	5,931	134,219
Schnitzer Steel Industries Inc. Class A	4,929	138,111
Schweitzer-Mauduit International Inc.	3,064	208,781
Sensient Technologies Corp.	9,758	358,411
Spartech Corp. (a)	5,994	30,989
Stepan Co.	1,641	154,549
Stillwater Mining Co. (a)	22,656	193,482
SunCoke Energy Inc. (a)	13,696	200,646
Texas Industries Inc.	4,423	172,541
TPC Group Inc. (a)	2,535	93,668
Tredegar Corp.	4,670	67,995
UFP Technologies Inc. (a)	1,027	17,356
United States Antimony Corp. (a)	10,357	41,842
United States Lime & Minerals Inc. (a)	367	17,128
Universal Stainless & Alloy Products Inc. (a)	1,378	56,636
US Silica Holdings Inc. (a)	2,289	25,774
Vista Gold Corp. (a)	11,848	34,478
Wausau Paper Corp.	8,767	85,303
Worthington Industries Inc.	10,201	208,814
Zep Inc.	4,391	60,287
Zoltek Companies Inc. (a)	5,437	49,098

		10,479,995

Telecommunication Services (0.86%)
8x8 Inc. (a)	13,842	58,136
AboveNet Inc. (a)	4,603	386,652
Atlantic Tele-Network Inc.	1,779	60,006
Boingo Wireless Inc. (a)	3,057	35,522
Cbeyond Inc. (a)	5,480	37,100
Cincinnati Bell Inc. (a)	38,308	142,506
Cogent Communications Group Inc. (a)	9,158	176,292
Consolidated Communications Holdings Inc.	5,897	87,276
FairPoint Communications Inc. (a)	4,099	25,209
General Communication Inc. Class A (a)	7,266	60,380
Hawaiian Telcom Holdco Inc. (a)	1,970	38,435
HickoryTech Corp.	2,778	30,864
IDT Corp. Class B	3,014	29,567
inContact Inc. (a)	6,163	30,877
Iridium Communications Inc. (a)	9,653	86,491
Leap Wireless International Inc. (a)	10,608	68,209
Lumos Networks Corp.	2,970	28,066
magicJack VocalTec Ltd. (a)	2,954	56,126
Neutral Tandem Inc. (a)	5,580	73,544
NTELOS Holdings Corp.	2,964	55,871
Orbcomm Inc. (a)	6,837	22,289
Premiere Global Services Inc. (a)	9,970	83,648

42	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Telecommunication Services (Cont.)
Primus Telecommunications Group Inc.	2,338	$36,403
Shenandoah Telecommunications Co.	4,670	63,559
SureWest Communications	2,833	59,691
Towerstream Corp. (a)	9,325	38,699
USA Mobility Inc.	4,375	56,263
Vonage Holdings Corp. (a)	26,232	52,725

		1,980,406

Utilities (3.56%)
Allete Inc.	7,448	311,326
American DG Energy Inc. (a)	4,299	9,759
American States Water Co.	3,689	146,011
Artesian Resources Corp. Class A	1,455	31,341
Atlantic Power Corp.	22,231	284,779
Avista Corp.	11,468	306,196
Black Hills Corp.	8,628	277,563
Cadiz Inc. (a)	2,612	18,833
California Water Service Group	8,195	151,362
CH Energy Group Inc.	2,954	194,048
Chesapeake Utilities Corp.	1,884	82,368
Cleco Corp.	11,907	498,070
Connecticut Water Service Inc.	1,678	48,628
Consolidated Water Co. Ltd.	2,984	24,737
Delta Natural Gas Company Inc.	1,226	26,641
El Paso Electric Co.	7,887	261,533
Empire District Electric Co., The	8,228	173,611
Genie Energy Ltd. Class B	2,974	23,108
GenOn Energy Inc. (a)	150,618	257,557
Idacorp Inc.	9,781	411,584
Laclede Group Inc., The	4,402	175,244
MGE Energy Inc.	4,516	213,607
Middlesex Water Co.	3,052	57,988
New Jersey Resources Corp.	8,119	354,070
Northwest Natural Gas Co.	5,238	249,329
NorthWestern Corp.	7,123	261,414
Ormat Technologies Inc.	3,495	74,758
Otter Tail Corp.	7,069	161,668
Piedmont Natural Gas
Company Inc.	14,006	450,853
PNM Resources Inc.	15,560	304,042
Portland General Electric Co.	14,758	393,448
SJW Corp.	2,778	66,700
South Jersey Industries Inc.	5,936	302,558
Southwest Gas Corp.	9,004	393,025
UIL Holdings Corp.	9,920	355,731
Unitil Corp.	2,710	71,815
UNS Energy Corp.	7,880	302,671
WGL Holdings Inc.	10,074	400,442
York Water Co.	2,539	45,421

		8,173,839

Total Common Stocks
(cost $214,480,495)		222,640,221

	Shares	Value
Registered Investment Companies (0.96%)
Financials (0.96%)
Apollo Investment Corp.	39,684	$304,773
Arlington Asset Investment Corp. Class A	1,640	35,604
BlackRock Kelso Capital Corp.	13,444	131,213
Capital Southwest Corp.	586	60,264
Fidus Investment Corp.	1,829	27,746
Fifth Street Finance Corp.	16,211	161,786
Firsthand Technology Value Fund Inc. (a)	1,673	29,545
Gladstone Capital Corp.	4,172	32,917
Gladstone Investment Corp.	4,492	33,196
Golub Capital BDC LLC Inc.	2,820	42,554
Harris & Harris Group Inc. (a)	6,221	23,640
Hercules Technology Growth Capital Inc.	9,752	110,588
Kohlberg Capital Corp.	4,295	31,182
Main Street Capital Corp.	4,714	114,079
MCG Capital Corp.	15,067	69,308
Medallion Financial Corp.	3,596	38,190
Medley Capital Corp.	3,417	41,141
MVC Capital Inc.	4,740	61,383
New Mountain Finance Corp.	1,678	23,811
NGP Capital Resources Co.	4,191	29,672
PennantPark Investment Corp.	11,059	114,461
Prospect Capital Corp.	23,905	272,278
Solar Capital Ltd.	7,190	160,049
Solar Senior Capital Ltd.	1,844	31,164
THL Credit Inc.	2,343	31,560
TICC Capital Corp.	7,423	72,003
Triangle Capital Corp.	5,368	122,282

		2,206,389

Total Registered Investment Companies
(cost $2,713,923)		2,206,389

Short-term Investments (1.84%)
State Street Institutional U.S. Government Money Market Fund	4,238,665	4,238,665

Total Short-term Investments
(cost $4,238,665)		4,238,665

TOTAL INVESTMENTS (99.62%)
(cost $221,433,083)		229,085,275
CASH (c) AND OTHER ASSETS, NET OF LIABILITIES (0.38%)		870,185

NET ASSETS (100.00%)		$229,955,460

(a)	Non-income producing security.

(b)	In accordance with the Trust’s Valuation Procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security.

(c)	At June 30, 2012, cash in the amount of $447,000 has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

See accompanying notes to financial statements.	43

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (a) (97.95%)
Australia (8.62%)
AGL Energy Ltd.	14,770	$224,456
Alumina Ltd.	60,921	49,967
Amcor Ltd.	28,750	209,878
AMP Ltd.	70,184	279,284
APA Group	14,482	74,343
Asciano Ltd.	23,966	107,646
ASX Ltd.	4,376	134,325
Australia & New Zealand Banking Group Ltd.	65,580	1,493,919
Bendigo and Adelaide Bank Ltd.	9,012	68,869
BGP Holdings PLC (b) (c)	253,848	0
BHP Billiton Ltd.	79,296	2,582,853
BlueScope Steel Ltd. (b)	36,774	11,433
Boral Ltd.	18,123	55,234
Brambles Ltd.	38,264	242,682
Caltex Australia Ltd.	3,404	47,543
Campbell Brothers Ltd.	1,656	92,838
Centro Retail Australia	27,729	56,280
CFS Retail Property Trust	46,988	93,783
Coca-Cola Amatil Ltd.	14,269	196,090
Cochlear Ltd.	1,394	94,671
Commonwealth Bank of Australia	38,942	2,132,644
Computershare Ltd.	11,101	84,852
Crown Ltd.	10,218	89,352
CSL Ltd.	12,590	510,672
Dexus Property Group	105,701	101,146
Echo Entertainment Group Ltd.	16,372	72,184
Fairfax Media Ltd.	53,524	30,703
Fortescue Metals Group Ltd.	33,039	168,817
Goodman Group	36,166	136,940
GPT Group	37,760	127,725
Harvey Norman Holdings Ltd.	13,901	27,951
Iluka Resources Ltd.	10,050	118,613
Incitec Pivot Ltd.	40,008	118,197
Insurance Australia Group Ltd.	51,613	185,116
James Hardie Industries SE CDI	10,517	86,712
Leighton Holdings Ltd.	3,854	64,914
Lend Lease Corp. Ltd.	13,545	100,735
Lynas Corporation Ltd. (b)	39,615	35,060
Macquarie Group Ltd.	8,400	226,833
Metcash Ltd.	19,717	68,307
Mirvac Group	86,117	113,156
National Australia Bank Ltd.	54,790	1,334,552
Newcrest Mining Ltd.	18,826	438,101
Orica Ltd.	9,114	232,150
Origin Energy Ltd.	26,638	335,478
OZ Minerals Ltd.	7,869	64,201
Qantas Airways Ltd. (b)	27,618	30,682
QBE Insurance Group Ltd.	28,009	387,105
QR National Ltd.	43,061	150,840
Ramsay Health Care Ltd.	3,312	76,955
Rio Tinto Ltd.	10,819	635,150
Santos Ltd.	23,293	256,538
Sims Metal Management Ltd.	3,988	39,497
Sonic Healthcare Ltd.	9,500	124,251
SP Ausnet	44,826	46,978

	Shares	Value
Common Stocks (Cont.)
Australia (Cont.)
Stockland	58,239	$184,845
Suncorp Group Ltd.	32,305	269,943
Sydney Airport	9,385	27,970
Tabcorp Holding Ltd.	17,309	52,197
Tatts Group Ltd.	31,888	85,929
Telstra Corp. Ltd.	107,959	409,048
Toll Holdings Ltd.	16,834	69,216
Transurban Group	32,703	191,018
Wesfarmers Ltd.	24,918	767,016
Westfield Group	54,252	531,202
Westfield Retail Trust	72,191	211,750
Westpac Banking Corp.	75,025	1,638,262
Whitehaven Coal Ltd.	10,997	47,277
Woodside Petroleum Ltd.	15,863	508,346
Woolworths Ltd.	30,135	829,561
WorleyParsons Ltd.	4,831	125,445

		20,818,226

Austria (0.27%)
Andritz AG	1,662	85,468
Erste Group Bank AG (b)	5,027	95,470
Immoeast Interim Shares (b) (c)	11,178	0
Immofinanz AG (b)	24,135	76,795
Immofinanz AG Interim Shares (b) (c)	9,273	0
Oesterreichische Elektrizitaetswirtschafts AG (Verbund) Class A	1,708	39,125
OMV AG	3,383	106,394
Raiffeisen Bank International AG	1,232	40,336
Telekom Austria AG	8,376	82,327
Vienna Insurance Group AG Wiener Versicherung Gruppe	960	38,807
VoestAlpine AG	2,771	73,596

		638,318

Belgium (1.10%)
Ageas	54,576	108,381
Anheuser-Busch InBev NV	19,839	1,564,131
Belgacom SA	3,718	105,729
Colruyt SA	1,901	84,810
Delhaize Group	2,557	93,668
Groupe Bruxelles Lambert SA	2,042	138,610
KBC GROEP NV	3,936	83,236
Mobistar SA	634	21,713
Solvay SA	1,470	145,135
Telenet Group Holding NV	1,231	53,866
UCB SA	2,681	135,432
Umicore SA	2,837	131,169

		2,665,880

Denmark (1.12%)
A P Moller-Maersk A/S Class A	14	87,142
A P Moller-Maersk A/S Class B	33	216,398
Carlsberg A/S Class B	2,633	207,830
Coloplast A/S Class B	574	103,210

44	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Denmark (Cont.)
Danske Bank A/S (b)	15,925	$221,428
DSV A/S	4,804	95,254
Novo Nordisk A/S Class B	10,066	1,459,940
Novozymes A/S B Shares	5,914	153,358
TDC A/S	11,803	82,027
Tryg A/S	621	34,909
William Demant Holding A/S (b)	588	52,854

		2,714,350

Finland (0.71%)
Elisa OYJ	3,370	67,862
Fortum OYJ	11,009	209,065
Kesko OYJ	1,687	44,101
Kone Corp. OYJ Class B	3,861	233,178
Metso OYJ	3,222	111,092
Neste Oil OYJ	3,247	36,538
Nokia OYJ	92,933	189,582
Nokian Renkaat OYJ	2,726	103,553
Orion OYJ Class B	2,451	46,424
Pohjola Bank PLC	3,269	38,148
Sampo OYJ A Shares	10,433	270,682
Stora Enso OYJ R Shares	14,302	88,052
UPM-Kymmene OYJ	13,109	148,296
Wartsila OYJ Class B	4,038	132,293

		1,718,866

France (8.79%)
Accor SA	3,604	112,942
Aeroports de Paris (ADP)	814	61,568
Air Liquide SA	7,723	882,959
Alcatel-Lucent (b)	58,442	96,189
Alstom SA	5,082	160,787
Arkema	1,425	93,435
AtoS	1,332	79,658
AXA SA	42,918	573,758
BNP Paribas SA	23,850	919,529
Bouygues SA	4,596	123,327
Bureau Veritas SA	1,306	116,182
Cap Gemini SA	3,734	137,432
Carrefour SA	14,395	265,809
Casino Guichard Perrachon SA	1,331	116,993
Christian Dior SA	1,370	188,412
Cie Generale des Etablissements Michelin Class B	4,422	289,315
CNP Assurances (b)	3,536	43,189
Compagnie de Saint-Gobain	9,893	365,538
Compagnie Generale de Geophysique-Veritas (b)	3,086	79,818
Credit Agricole SA (b)	23,821	105,109
DANONE SA	14,114	877,136
Dassault Systemes SA	1,493	140,076
Edenred	4,034	114,361
Electricite de France	6,025	134,054
Essilor International SA	5,004	464,870
Eurazeo	823	31,692

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
European Aeronautic Defence and Space Co. NV	10,094	$358,243
Eutelsat Communications	3,177	97,730
Fonciere des Regions	674	48,460
France Telecom SA	46,048	605,457
GDF Suez	30,770	733,797
Gecina SA	482	42,969
Gemalto NV	1,844	132,442
Groupe Eurotunnel SA	13,119	106,635
ICADE	551	41,672
Iliad SA	511	73,995
Imerys SA	864	44,047
JC Decaux SA	1,551	34,204
Klepierre	2,449	80,483
Lafarge SA	4,771	213,064
Lagardere SCA	2,975	83,043
Legrand SA	5,748	195,089
L’Oreal SA	5,935	694,429
LVMH Moet Hennessy Louis Vuitton SA	6,282	956,056
Natixis	21,249	57,237
Pernod Ricard SA	5,142	549,845
Peugeot SA (b)	5,847	57,663
PPR SA	1,888	269,099
Publicis Groupe	3,546	162,171
Remy Cointreau SA	482	52,955
Renault SA	4,765	190,278
Rexel SA	2,275	38,859
Safran SA	5,447	202,282
Sanofi	29,587	2,239,759
Schneider Electric SA	12,704	706,135
SCOR SE	4,104	99,491
SES FDR	6,663	157,538
Societe BIC SA	703	72,620
Societe Generale (b)	16,843	394,961
Sodexo	2,341	182,277
STMicroelectronics NV	15,749	85,701
Suez Environnement Co.	6,744	72,515
Technip SA	2,451	255,433
Thales SA	2,017	66,639
Total SA	52,059	2,343,117
Unibail-Rodamco SE	2,277	419,446
Vallourec SA	2,373	96,964
Veolia Environnement	8,754	110,853
Vinci SA	11,161	521,610
Vivendi	31,659	588,252
Wendel	766	56,722
Zodiac Aerospace	772	78,532

		21,244,907

Germany (7.36%)
Adidas AG	5,191	372,080
Allianz SE Reg.	11,231	1,129,668
Axel Springer AG	996	42,794
BASF SE	22,499	1,564,454
Bayer AG	20,430	1,472,171

See accompanying notes to financial statements.	45

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Germany (Cont.)
Bayerische Motoren Werke (BMW) AG	8,199	$593,344
Beiersdorf AG	2,541	164,727
Brenntag AG	1,117	123,615
Celesio AG	1,992	32,606
Commerzbank AG (b)	89,233	151,557
Continental AG	1,928	160,720
Daimler AG Registered Shares	22,155	995,632
Deutsche Bank AG Reg.	23,018	830,794
Deutsche Boerse AG	4,849	261,608
Deutsche Lufthansa AG Reg.	5,802	67,076
Deutsche Post AG	21,014	371,810
Deutsche Telekom AG	69,554	762,272
E.On AG	44,586	963,464
Fraport AG	916	49,321
Fresenius Medical Care AG & Co. KGaA	5,176	365,571
Fresenius SE & Co. KGaA	2,980	308,542
GEA Group AG	4,266	113,701
Hannover Rueckversicherung AG Reg.	1,534	91,378
HeidelbergCement AG	3,472	166,688
Henkel AG & Co. KGaA	3,207	177,962
Hochtief AG (b)	904	43,821
Hugo Boss AG	442	43,790
Infineon Technologies AG	26,511	179,432
K+S AG Reg.	4,203	192,417
Kabel Deutschland Holding AG (b)	2,230	138,973
Lanxess AG	2,098	132,771
Linde AG	4,202	654,422
MAN AG	1,106	113,117
Merck KGaA	1,628	162,582
Metro AG	3,295	96,082
Muenchener Rueckversicherungs Gesellschaft AG Reg.	4,448	627,631
QIAGEN NV (b)	5,683	95,159
RWE AG	12,133	496,173
Salzgitter AG	1,012	41,659
SAP AG	22,517	1,333,353
Siemens AG Reg.	20,159	1,693,901
Suedzucker AG	1,615	57,293
ThyssenKrupp AG	9,562	155,762
United Internet AG Reg.	2,768	47,585
Volkswagen AG	733	110,766
Wacker Chemie AG	394	27,142

		17,777,386

Greece (0.05%)
Coca-Cola Hellenic Bottling Co. SA (b)	4,646	82,275
OPAP SA	5,630	35,239

		117,514

Hong Kong (2.96%)
AIA Group Ltd.	249,754	862,665
ASM Pacific Technology Ltd.	4,500	57,521
Bank of East Asia Ltd.	35,025	126,238

	Shares	Value
Common Stocks (Cont.)
Hong Kong (Cont.)
BOC Hong Kong
Holdings Ltd.	91,000	$280,139
Cathay Pacific Airways Ltd.	29,000	47,016
Cheung Kong Holdings Ltd.	34,000	419,774
Cheung Kong Infrastructure
Holdings Ltd.	12,000	72,646
CLP Holdings Ltd.	44,783	380,604
First Pacific Company Ltd.	52,000	54,072
Foxconn International Holdings Ltd. (b)	53,000	19,362
Galaxy Entertainment Group Ltd. (b)	34,000	85,450
Hang Lung Group Ltd.	21,000	129,846
Hang Lung Properties Ltd.	57,000	194,975
Hang Seng Bank Ltd.	18,674	256,730
Henderson Land Development Co. Ltd.	22,926	127,455
Hong Kong & China Gas Co. Ltd.	128,547	273,072
Hong Kong Exchanges & Clearing Ltd.	25,400	365,475
Hopewell Holdings Ltd.	14,500	41,510
Hutchison Whampoa Ltd.	52,210	452,864
Hysan Development Co. Ltd.	16,000	60,989
Kerry Properties Ltd.	18,000	77,457
Li & Fung Ltd.	142,000	274,576
Lifestyle International Holdings Ltd.	14,000	30,849
Link REIT, The	55,500	227,487
MGM China Holdings Ltd.	19,200	29,440
MTR Corporation Ltd.	36,500	125,299
New World Development Co. Ltd.	89,700	105,698
NWS Holdings Ltd.	34,500	50,459
Orient Overseas International Ltd.	5,100	25,013
PCCW Ltd.	101,000	37,249
Power Assets Holdings Ltd.	34,000	255,142
Sands China Ltd.	60,800	195,595
Shangri-La Asia Ltd.	38,960	74,835
Sino Land Co. Ltd.	72,600	110,241
SJM Holdings Ltd.	44,000	82,215
Sun Hung Kai Properties Ltd.	38,000	451,780
Swire Pacific Ltd. Class A	17,000	197,724
Wharf Holdings Ltd.	37,953	211,055
Wheelock and Co. Ltd.	22,000	83,596
Wing Hang Bank Ltd.	4,500	43,757
Wynn Macau Ltd.	39,200	92,706
Yue Yuen Industrial Holdings Ltd.	18,500	58,165

		7,148,741

Ireland (0.30%)
CRH PLC (Dublin)	17,850	341,972
Elan Corp. PLC (b)	12,110	177,600
Kerry Group PLC Class A (Dublin)	3,471	152,166
Kerry Group PLC Class A (London)	163	7,138
Ryanair Holdings PLC (b)	10,018	50,802

		729,678

Israel (0.57%)
Bank Hapoalim B.M.	25,304	78,040
Bank Leumi Le-Israel (b)	30,149	73,656

46	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Israel (Cont.)
Bezeq The Israeli Telecommunication Corporation Ltd.	43,805	$46,607
Delek Group Ltd.	101	15,038
Elbit Systems Ltd.	535	18,422
Israel Chemicals Ltd.	11,310	125,138
Israel Corporation Ltd., The	58	32,800
Israel Discount Bank Class A (b)	1	1
Mizrahi Tefahot Bank Ltd. (b)	2,895	22,587
NICE Systems Ltd. (b)	1,480	54,195
Teva Pharmaceutical Industries Ltd.	23,283	917,757

		1,384,241

Italy (2.12%)
Assicurazioni Generali SpA	29,074	394,209
Atlantia SpA	8,275	105,618
Autogrill SpA	2,603	23,617
Banca Monte Dei Paschi di Siena SpA (b)	146,134	36,432
Banco Popolare Societa Cooperativa (b)	41,594	55,847
Enel Green Power SpA	41,261	65,384
Enel SpA	163,603	528,250
Eni SpA	59,251	1,258,796
EXOR SpA	1,697	36,482
Fiat Industrial SpA	20,363	200,434
Fiat SpA (b)	20,822	104,980
Finmeccanica SpA (b)	10,285	41,586
Intesa Sanpaolo	250,937	357,145
Intesa Sanpaolo RSP	23,945	27,263
Luxottica Group SpA	2,830	98,819
Mediaset SpA	17,616	30,852
Mediobanca SpA	12,206	53,829
Pirelli & C. SpA	5,997	63,249
Prysmian SpA	4,884	72,850
Saipem SpA	6,534	290,987
Snam SpA	38,911	174,326
Telecom Italia RNC SpA	151,926	123,116
Telecom Italia SpA	232,036	229,284
Tenaris SA	11,627	204,471
Terna - Rete Elettrica Nationale SpA	30,335	109,617
UBI Banca - Unione di Banche Italiane ScpA	20,407	66,674
UniCredit SpA (b)	99,511	377,306

		5,131,423

Japan (21.49%)
ABC-Mart Inc.	600	22,449
Advantest Corp.	3,480	54,401
Aeon Co. Ltd.	14,700	183,207
Aeon Credit Service Co. Ltd.	2,100	38,954
Aeon Mall Co. Ltd.	1,900	40,486
Air Water Inc.	4,000	48,499
Aisin Seiki Co. Ltd.	4,700	157,111
Ajinomoto Co. Inc.	16,000	222,682
Alfresa Holdings Corp.	1,000	53,122
All Nippon Airways Co. Ltd.	20,000	56,661

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Amada Co. Ltd.	9,000	$53,251
Aozora Bank Ltd.	14,000	33,339
Asahi Glass Co. Ltd.	25,000	168,655
Asahi Group Holdings Ltd.	9,500	204,101
Asahi Kasei Corp.	31,000	168,039
ASICS Corp.	4,000	50,742
Astellas Pharma Inc.	10,951	477,888
Bank of Kyoto Ltd., The	8,000	60,614
Bank of Yokohama Ltd., The	31,000	146,572
Benesse Holdings Inc.	1,700	76,115
Bridgestone Corp.	16,100	369,722
Brother Industries Ltd.	5,600	64,115
Canon Inc.	28,000	1,117,494
Casio Computer Co. Ltd.	5,900	38,686
Central Japan Railway Co.	37	291,407
Chiba Bank Ltd., The	19,000	114,126
Chiyoda Corp.	4,000	49,009
Chubu Electric Power Co. Inc.	15,400	249,721
Chugai Pharmaceutical Co. Ltd.	5,600	106,161
Chugoku Bank Ltd., The	4,000	52,128
Chugoku Electric Power Company Inc., The	7,300	120,397
Citizen Holdings Co. Ltd.	5,900	34,602
Coca-Cola West Co. Ltd.	1,400	24,411
Cosmo Oil Co. Ltd.	15,000	38,179
Credit Saison Co. Ltd.	3,800	84,489
Dai Nippon Printing Co. Ltd.	14,000	109,675
Daicel Chemical Industries Ltd.	7,000	43,061
Daido Steel Co. Ltd.	7,000	43,621
Daihatsu Motor Co. Ltd.	5,000	87,536
Dai-ichi Life Insurance Company Ltd.	203	235,102
Daiichi Sankyo Co. Ltd.	16,713	281,812
Daikin Industries Ltd.	5,900	166,158
Dainippon Sumitomo Pharma Co. Ltd.	3,700	37,804
Daito Trust Construction Co. Ltd.	1,800	170,626
Daiwa House Industry Co. Ltd.	13,000	184,404
Daiwa Securities Group Inc.	40,000	150,749
DeNA Co. Ltd.	2,500	65,804
Denki Kagaku Kogyo KK	11,000	38,453
Denso Corp.	12,000	410,052
Dentsu Inc.	4,500	133,383
East Japan Railway Co.	8,400	527,446
Eisai Co. Ltd.	6,200	271,504
Electric Power Development Co. Ltd.	2,980	78,312
FamilyMart Co. Ltd.	1,500	68,653
Fanuc Corp.	4,700	772,591
Fast Retailing Co. Ltd.	1,300	260,119
Fuji Electric Co. Ltd.	13,000	31,712
Fuji Heavy Industries Ltd.	14,000	113,429
FUJIFILM Holdings Corp.	11,400	215,986
Fujitsu Ltd.	46,000	220,143
Fukuoka Financial Group Inc.	18,000	70,289
Furukawa Electric Co. Ltd.	15,000	35,479
Gree Inc. (b)	2,300	45,753
GS Yuasa Corp.	9,000	41,148
Gunma Bank Ltd.	10,000	47,314

See accompanying notes to financial statements.	47

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Hachijuni Bank Ltd., The	10,000	$51,981
Hakuhodo DY Holdings Inc.	590	39,153
Hamamatsu Photonics K.K.	1,700	57,674
Hankyu Hanshin Holdings Inc.	27,000	136,350
Hino Motors Ltd.	6,000	43,427
Hirose Electric Co. Ltd.	800	79,193
Hisamitsu Pharmaceutical Co. Inc.	1,500	73,822
Hitachi Chemical Co. Ltd.	2,500	39,386
Hitachi Construction Machinery Co. Ltd.	2,400	45,327
Hitachi High-Technologies Corp.	1,400	34,474
Hitachi Ltd.	112,000	690,574
Hitachi Metals Ltd.	4,000	47,736
Hokkaido Electric Power Co. Inc.	4,400	56,866
Hokuriku Electric Power Co.	4,100	63,845
Honda Motor Co. Ltd.	40,300	1,406,290
Hoya Corp.	10,800	237,924
Ibiden Co. Ltd.	3,000	54,343
Idemitsu Kosan Co. Ltd.	500	44,851
IHI Corp.	33,000	70,587
INPEX Corp.	54	303,291
Isetan Mitsukoshi Holdings Ltd.	9,080	96,469
Isuzu Motors Ltd.	30,000	160,691
Itochu Corp.	37,100	389,945
Itochu Techno-Solutions Corp.	600	28,958
Iyo Bank Ltd., The	6,000	47,915
J. Front Retailing Co. Ltd.	11,400	57,303
Japan Petroleum Exploration Co.	700	26,652
Japan Prime Realty Investment Corp.	16	45,036
Japan Real Estate Investment Corp.	13	119,194
Japan Retail Fund Investment Corp.	46	72,968
Japan Steel Works Ltd., The	8,000	44,170
Japan Tobacco Inc.	22,200	657,689
JFE Holdings Inc.	11,300	189,129
JGC Corp.	5,000	144,957
Joyo Bank Ltd., The	16,000	72,804
JS Group Corp.	6,500	137,177
JSR Corp.	4,500	78,082
JTEKT Corp.	5,100	52,804
Jupiter Telecommunications Co. Ltd.	48	49,011
JX Holdings Inc.	55,700	287,078
Kajima Corp.	20,000	58,719
Kamigumi Co. Ltd.	6,000	47,731
Kaneka Corp.	7,000	38,713
Kansai Electric Power Company Inc., The	18,500	221,861
Kansai Paint Co. Ltd.	5,000	53,579
Kao Corp.	13,000	358,519
Kawasaki Heavy Industries Ltd.	36,000	98,728
Kawasaki Kisen Kaisha Ltd. (b)	16,000	31,782
KDDI Corp.	67	432,211
Keikyu Corp.	12,000	109,181
Keio Corp.	14,000	101,472
Keisei Electric Railway Co. Ltd.	7,000	59,133
Keyence Corp.	1,064	263,205
Kikkoman Corp.	4,000	49,445
Kinden Corp.	3,000	19,648

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Kintetsu Corp.	39,000	$155,492
Kirin Holdings Co. Ltd.	21,000	247,507
Kobe Steel Ltd.	63,000	75,786
Koito Manufacturing Company Ltd.	2,000	28,024
Komatsu Ltd.	22,700	541,879
Konami Corp.	2,400	54,381
Konica Minolta Holdings Inc.	12,000	94,535
Kubota Corp.	27,000	249,518
Kuraray Co. Ltd.	8,700	112,747
Kurita Water Industries Ltd.	2,800	64,767
Kyocera Corp.	3,800	328,852
Kyowa Hakko Kirin Co. Ltd.	6,000	61,795
Kyushu Electric Power Co. Inc.	10,000	118,633
Lawson Inc.	1,500	104,897
Mabuchi Motor Co. Ltd.	600	23,917
Makita Corp.	2,700	94,715
Marubeni Corp.	41,000	273,179
Marui Group Co. Ltd.	5,600	42,831
Maruichi Steel Tube Ltd.	1,100	23,677
Mazda Motor Corp. (b)	65,000	88,514
McDonald’s Holdings Company Ltd. (Japan)	1,600	45,034
MEDIPAL HOLDINGS CORP.	3,300	46,745
MEIJI Holdings Company Ltd.	1,419	65,161
Miraca Holdings Inc.	1,400	58,126
Mitsubishi Chemical Holdings Corp.	33,500	147,678
Mitsubishi Corp.	34,800	703,457
Mitsubishi Electric Corp.	48,000	401,590
Mitsubishi Estate Co. Ltd.	31,000	556,165
Mitsubishi Gas Chemical Co. Inc.	9,000	51,162
Mitsubishi Heavy Industries Ltd.	74,000	300,822
Mitsubishi Logistics Corp.	3,000	31,721
Mitsubishi Materials Corp.	28,000	81,197
Mitsubishi Motors Corp. (b)	99,000	99,830
Mitsubishi Tanabe Pharma Corp.	5,500	79,088
Mitsubishi UFJ Financial Group Inc.	314,160	1,505,101
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,420	59,066
Mitsui & Co. Ltd.	42,900	637,487
Mitsui Chemicals Inc.	20,000	50,084
Mitsui Fudosan Co. Ltd.	21,000	407,460
Mitsui OSK Lines Ltd.	25,000	90,122
Mitsui Sumitomo Insurance Group Holdings Inc.	12,900	225,689
Mizuho Financial Group Inc.	565,200	954,760
Murata Manufacturing Co. Ltd.	5,000	263,003
Nabtesco Corp.	2,400	53,530
Namco Bandai Holdings Inc.	4,900	67,197
NEC Corp. (b)	64,000	99,583
Nexon Co. Ltd. (b)	2,300	45,026
NGK Insulators Ltd.	6,000	66,441
NGK Spark Plug Co. Ltd.	4,000	52,834
NHK Spring Co. Ltd.	3,400	36,716
Nidec Corp.	2,700	205,291
Nikon Corp.	8,500	258,746
Nintendo Co. Ltd.	2,600	303,631
Nippon Building Fund Inc.	15	145,030

48	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Nippon Electric Glass Co. Ltd.	10,000	$59,725
Nippon Express Co. Ltd.	20,000	82,588
Nippon Meat Packers Inc.	4,000	52,946
Nippon Paper Group Inc.	2,500	39,688
Nippon Steel Corp.	126,000	285,789
Nippon Telegraph & Telephone Corp.	10,700	498,946
Nippon Yusen Kabushiki Kaish	38,000	100,504
Nishi-Nippon City Bank Ltd., The	17,000	41,274
Nissan Motor Co. Ltd.	61,100	580,189
Nisshin Seifun Group Inc.	4,500	52,683
Nisshin Steel Co. Ltd.	18,000	25,265
Nissin Foods Holdings Co. Ltd.	1,400	53,238
Nitori Holdings Co. Ltd.	800	75,647
Nitto Denko Corp.	4,000	171,379
NKSJ Holdings Inc.	9,300	197,977
NOK Corp.	2,500	53,378
Nomura Holdings Inc.	89,800	335,721
Nomura Real Estate Holdings Inc.	2,400	43,950
Nomura Real Estate Office Fund Inc.	7	39,489
Nomura Research Institute Ltd.	2,500	55,014
NSK Ltd.	11,000	71,274
NTN Corp.	12,000	37,775
NTT Data Corp.	32	98,216
NTT DoCoMo Inc.	378	628,993
NTT Urban Development Corp.	29	23,462
Obayashi Corp.	16,000	70,262
Odakyu Electric Railway Co. Ltd.	15,000	149,134
Oji Paper Co. Ltd.	21,000	80,462
Olympus Corp. (b)	5,300	85,884
Omron Corp.	5,100	108,077
Ono Pharmaceutical Co. Ltd.	2,000	125,679
Oracle Corp. Japan	900	38,738
Oriental Land Co. Ltd.	1,200	137,212
Orix Corp.	2,550	237,649
Osaka Gas Co. Ltd.	46,000	192,727
OTSUKA Corp.	400	34,053
Otsuka Holdings Co. Ltd.	8,700	267,048
Panasonic Corp.	54,500	445,527
Rakuten Inc.	18,200	188,164
Resona Holdings Inc.	46,200	190,325
Ricoh Co. Ltd.	16,000	135,033
RINNAI Corp.	800	55,201
Rohm Co. Ltd.	2,400	92,483
Sankyo Co. Ltd.	1,100	53,679
Sanrio Co. Ltd.	1,100	40,104
Santen Pharmaceutical Co. Ltd.	1,800	73,970
SBI Holdings Inc.	545	40,498
Secom Co. Ltd.	5,100	233,882
Sega Sammy Holdings Inc.	5,268	107,159
Seiko Epson Corp.	3,200	32,474
Sekisui Chemical Co. Ltd.	11,000	102,198
Sekisui House Ltd.	14,000	132,189
Seven & I Holdings Co. Ltd.	18,740	564,924
Seven Bank Ltd.	15,000	38,520
Sharp Corp.	25,000	127,374
Shikoku Electric Power Co. Inc.	4,500	95,658

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Shimadzu Corp.	6,000	$51,918
Shimamura Co. Ltd.	500	57,778
Shimano Inc.	1,800	118,013
Shimizu Corp.	14,000	48,571
Shin-Etsu Chemical Co. Ltd.	10,100	556,187
Shinsei Bank Ltd.	33,000	40,148
Shionogi & Co. Ltd.	7,500	101,976
Shiseido Co. Ltd.	8,600	135,704
Shizuoka Bank Ltd., The	14,000	144,049
Showa Denko K.K.	36,000	69,942
Showa Shell Sekiyu K.K.	4,300	26,398
SMC Corp.	1,300	225,391
Softbank Corp.	21,900	815,198
Sojitz Corp.	33,000	54,600
Sony Corp.	24,800	354,621
Sony Financial Holdings Inc.	4,200	68,551
Square Enix Holdings Co. Ltd.	1,700	26,776
Stanley Electric Co. Ltd.	3,500	54,354
SUMCO Corp. (b)	2,900	26,380
Sumitomo Chemical Co. Ltd.	38,000	116,806
Sumitomo Corp.	27,900	390,371
Sumitomo Electric Industries Ltd.	18,600	231,772
Sumitomo Heavy Industries Ltd.	14,000	63,041
Sumitomo Metal Industries Ltd.	85,000	140,216
Sumitomo Metal Mining Co. Ltd.	13,000	146,498
Sumitomo Mitsui Financial Group Inc.	32,900	1,086,849
Sumitomo Mitsui Trust Holdings Inc.	78,000	233,112
Sumitomo Realty & Development Co. Ltd.	9,000	221,367
Sumitomo Rubber Industries Ltd.	4,300	56,007
Suruga Bank Ltd.	4,000	40,969
Suzuken Co. Ltd.	1,640	55,360
Suzuki Motor Corp.	8,800	180,689
Sysmex Corp.	1,800	71,186
T&D Holdings Inc.	14,000	149,140
TAIHEIYO CEMENT CORP.	25,000	57,406
Taisei Corp.	26,000	69,688
Taisho Pharmaceutical Holdings Co. Ltd.	900	76,110
Taiyo Nippon Sanso Corp.	7,000	40,899
Takashimaya Co. Ltd.	7,000	53,803
Takeda Pharmaceutical Co. Ltd.	19,500	885,336
TDK Corp.	3,100	126,196
Teijin Ltd.	23,000	70,016
Terumo Corp.	3,900	160,277
THK Co. Ltd.	2,900	54,824
Tobu Railway Co. Ltd.	25,000	131,434
Toho Co. Ltd.	2,700	46,710
Toho Gas Co. Ltd.	10,000	62,063
Tohoku Electric Power Co. Inc. (b)	10,800	108,516
Tokio Marine Holdings Inc.	18,000	451,676
Tokyo Electric Power Company Inc. (b)	36,200	70,068
Tokyo Electron Ltd.	4,300	201,648
Tokyo Gas Co. Ltd.	61,000	311,772
Tokyu Corp.	28,000	131,805

See accompanying notes to financial statements.	49

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Tokyu Land Corp.	10,000	$49,638
TonenGeneral Sekiyu KK	7,000	62,241
Toppan Printing Co. Ltd.	14,000	93,517
Toray Industries Inc.	36,000	245,479
Toshiba Corp.	100,000	380,636
Tosoh Corp.	12,000	32,726
Toto Ltd.	7,000	52,195
Toyo Seikan Kaisha Ltd.	3,800	46,118
Toyo Suisan Kaisha Ltd.	2,000	53,334
Toyoda Gosei Co. Ltd.	1,600	36,885
Toyota Boshoku Corp.	1,700	20,659
Toyota Industries Corp.	3,800	108,949
Toyota Motor Corp.	67,700	2,732,522
Toyota Tsusho Corp.	5,200	99,401
Trend Micro Inc.	2,700	79,543
Tsumura & Co.	1,500	39,724
UBE Industries Ltd.	25,000	58,150
Unicharm Corp.	2,900	165,072
Ushio Inc.	2,600	32,226
USS Co. Ltd.	520	56,109
West Japan Railway Co.	4,200	172,779
Yahoo Japan Corp.	348	112,669
Yakult Honsha Co. Ltd.	2,400	93,986
Yamada Denki Co. Ltd.	2,150	110,076
Yamaguchi Financial Group Inc.	5,000	44,096
Yamaha Corp.	4,200	43,221
Yamaha Motor Co. Ltd.	6,700	64,156
Yamato Holdings Co. Ltd.	8,800	141,695
Yamato Kogyo Co. Ltd.	900	25,064
Yamazaki Baking Co. Ltd.	3,000	39,286
Yaskawa Electric Corp.	5,000	38,094
Yokogawa Electric Corp.	5,400	55,827

		51,926,580

Netherlands (2.54%)
Aegon NV	41,827	193,976
Akzo Nobel NV	5,732	269,774
ArcelorMittal	22,580	345,463
ASML Holding NV	10,471	537,749
Corio NV	1,512	66,569
D.E Master Blenders 1753 NV (b)	14,755	166,371
Delta Lloyd NV	2,236	31,095
Fugro NV	1,643	99,663
Heineken Holding NV	2,642	118,338
Heineken NV	5,805	302,711
ING Groep NV (b)	94,840	635,816
Koninklijke Ahold NV	26,293	325,699
Koninklijke Boskalis Westminster NV CVA	1,782	58,802
Koninklijke DSM NV	3,877	191,134
Koninklijke KPN NV	34,497	329,860
Koninklijke Philips Electronics NV	24,952	491,696
Koninklijke Vopak NV	1,674	107,373
Randstad Holding NV	2,870	84,627
Reed Elsevier NV	17,334	197,754
SBM Offshore NV (b)	4,013	55,613

	Shares	Value
Common Stocks (Cont.)
Netherlands (Cont.)
TNT Express NV	7,414	$86,970
Unilever NV CVA	39,856	1,331,406
Wolters Kluwer - CVA	7,321	116,401

		6,144,860

New Zealand (0.12%)
Auckland International Airport Ltd.	22,515	44,158
Contact Energy Ltd. (b)	8,874	34,335
Fletcher Building Ltd.	16,252	76,925
SKYCITY Entertainment Group Ltd.	12,916	35,284
Telecom Corp. of New Zealand Ltd.	47,339	90,138

		280,840

Norway (0.91%)
Aker Solutions ASA	3,887	55,154
DnB NOR ASA	24,122	239,857
Gjensidige Forsikring Asa	4,494	52,360
Norsk Hydro ASA	22,479	101,373
Orkla ASA	19,359	140,487
Seadrill Ltd.	8,465	301,908
Statoil ASA	27,674	659,984
Subsea 7 SA	7,088	140,272
Telenor ASA	17,966	300,361
Veripos Inc. (b) (c)	709	223
Yara International ASA	4,687	205,111

		2,197,090

Portugal (0.16%)
Banco Espirito Santo SA Reg. (b)	45,190	30,898
Energias de Portugal SA	48,117	113,826
Galp Energia SGPS SA B Shares	5,833	73,950
Jeronimo Martins SGPS SA	5,577	94,289
Portugal Telecom SGPS SA	16,229	71,077

		384,040

Singapore (1.83%)
Ascendas Real Estate Investment Trust	47,000	80,180
Capitaland Ltd.	62,692	135,174
Capitamall Trust	53,000	80,279
CapitaMalls Asia Ltd.	34,000	42,410
City Developments Ltd.	12,031	107,243
Comfortdelgro Corp. Ltd.	47,000	57,555
Cosco Corp. Singapore Ltd.	22,000	17,279
DBS Group Holdings Ltd.	44,667	493,378
Fraser and Neave Ltd.	23,500	130,854
Genting Singapore PLC	150,400	168,958
Global Logistic Properties Ltd. (b)	49,000	81,573
Golden Agri-Resources Ltd.	166,702	89,031
Hutchison Port Holdings Trust	130,000	92,925
Jardine Cycle & Carriage Ltd.	2,015	74,265
Keppel Corp. Ltd.	35,202	288,393
Keppel Land Ltd.	18,000	46,321
Neptune Orient Lines Ltd. (b)	22,750	20,077
Noble Group Ltd.	90,654	81,002

50	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Singapore (Cont.)
Olam International Ltd.	35,900	$51,996
Oversea-Chinese Banking Corporation Ltd.	64,000	447,545
Sembcorp Industries Ltd.	25,200	103,146
Sembcorp Marine Ltd.	21,200	80,923
Singapore Airlines Ltd.	13,000	107,198
Singapore Exchange Ltd.	21,000	105,497
Singapore Press Holdings Ltd.	37,200	114,916
Singapore Technologies Engineering Ltd.	36,381	89,689
Singapore Telecommunications Ltd.	197,150	516,289
StarHub Ltd.	15,000	40,656
United Overseas Bank Ltd.	31,616	469,483
UOL Group Ltd.	10,461	41,006
Wilmar International Ltd.	48,000	138,402
Yangzijiang Shipbuilding Holdings Ltd.	48,000	38,494

		4,432,137

Spain (2.65%)
Abertis Infraestructuras SA	9,092	122,874
Abertis Infraestructuras SA Interim Shares (b) (c)	454	6,116
Acciona SA	637	38,079
Acerinox SA	2,419	27,110
ACS Actividades de Construccion y Servicios SA	3,570	76,471
Amadeus IT Holding SA A Shares	7,713	163,409
Banco Bilbao Vizcaya Argentaria SA	116,092	829,054
Banco de Sabadell SA	51,592	100,193
Banco Popular Espanol SA	24,694	55,856
Banco Santander SA (Madrid)	228,997	1,514,873
Bankia Sa (b)	21,509	25,168
CaixaBank	18,523	60,307
Distribuidora Internacional de Alimentacion SA (b)	14,395	67,681
Enagas SA	4,514	82,363
Ferrovial SA	9,289	104,758
Gas Natural SDG SA	8,551	109,792
Grifols SA (b)	3,546	89,835
Iberdrola SA	94,818	447,656
Industria de Diseno Textil SA	5,392	557,345
International Consolidated Airlines Group SA (b)	23,616	59,252
Mapfre SA	19,111	38,878
Red Electrica Corporacion SA	2,728	119,065
Repsol YPF SA	19,531	313,963
Telefonica SA	101,564	1,336,931
Zardoya Otis SA	3,700	41,132
Zardoya Otis SA Rights (b)	3,700	1,999

		6,390,160

Sweden (3.08%)
Alfa Laval AB	8,487	145,423
Assa Abloy AB Class B	8,102	226,257
Atlas Copco AB Class A	16,609	357,438
Atlas Copco AB Class B	9,838	187,465

	Shares	Value
Common Stocks (Cont.)
Sweden (Cont.)
Boliden AB	6,896	$96,226
Electrolux AB Series B	5,897	117,353
Elekta AB B Shares	2,117	96,738
Getinge AB B Shares	5,002	124,121
Hennes & Mauritz AB (H&M) B Shares	23,574	846,163
Hexagon AB B Shares	5,458	93,686
Holmen AB Class B	1,331	36,240
Husqvarna AB B Shares	10,537	49,698
Industrivarden AB C Shares	2,968	38,240
Investment AB Kinnevik B Shares	5,200	104,376
Investor AB B Shares	11,110	212,125
Lundin Petroleum AB (b)	5,481	102,606
Millicom International Cellular SA SDR	1,621	152,983
Modern Times Group B Shares	1,183	54,756
Nordea Bank AB	65,238	562,217
Ratos AB B Shares	4,836	45,920
Sandvik AB	24,893	319,245
Scania AB Class B	8,093	138,691
Securitas AB Class B	7,894	61,381
Skandinaviska Enskilda Banken AB Class A	34,962	227,060
Skanska AB Class B	8,851	135,637
SKF AB B Shares	9,811	193,394
SSAB Svenskt Stal AB Series A	4,020	33,413
Svenska Cellulosa AB B Shares	14,105	211,624
Svenska Handelsbanken AB A Shares	12,215	401,578
Swedbank AB - A Shares	20,096	316,592
Swedish Match AB	5,330	214,828
Tele2 AB Class B	8,000	123,955
Telefonaktiebolaget LM Ericsson B Shares	74,047	677,509
TeliaSonera AB	54,068	345,426
Volvo AB B Shares	34,259	391,700

		7,442,064

Switzerland (8.34%)
ABB Ltd. Reg. (b)	54,273	886,180
Actelion Ltd. Reg. (b)	2,685	110,440
Adecco SA Reg. (b)	3,202	142,392
Aryzta AG (b)	2,151	107,065
Baloise Holding AG Reg.	1,180	77,957
Banque Cantonale Vaudoise (BCV) Reg.	61	32,328
Barry Callebaut AG Reg. (b)	44	40,029
Compagnie Financiere Richemont SA Class A	12,947	710,915
Credit Suisse Group AG Reg. (b)	28,387	519,398
GAM Holding AG (b)	4,878	54,459
Geberit AG Reg. (b)	948	187,020
Givaudan SA Reg. (b)	204	200,219
Holcim Ltd. Reg. (b)	5,751	318,637
Julius Baer Group Ltd. (b)	5,025	182,190
Kuehne & Nagel International AG Reg.	1,363	144,400
Lindt & Spruengli AG (b)	22	67,992

See accompanying notes to financial statements.	51

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Switzerland (Cont.)
Lindt & Spruengli AG Reg. (b)	3	$110,172
Lonza Group AG Reg. (b)	1,147	47,721
Nestle SA Reg.	81,289	4,851,154
Novartis AG	56,709	3,170,675
Pargesa Holding SA	681	40,543
Partners Group Holding AG	326	57,980
Roche Holding AG	17,239	2,977,743
Schindler Holding AG	1,226	137,075
Schindler Holding AG Reg.	543	61,235
SGS SA Reg	135	253,121
Sika AG	50	96,551
Sonova Holding AG Reg. (b)	1,202	116,263
Straumann Holding AG Reg.	197	28,975
Sulzer AG Reg.	564	66,869
Swatch Group AG Reg., The	1,093	76,042
Swatch Group AG, The	761	300,779
Swiss Life Holding AG Reg. (b)	777	73,234
Swiss Prime Site AG Reg. (b)	1,119	93,337
Swiss Re Ag (b)	8,566	540,016
Swisscom AG	579	233,268
Syngenta AG Reg.	2,341	801,383
Transocean Ltd.	8,495	380,947
UBS AG Reg. (b)	88,938	1,040,768
Zurich Financial Services AG (b)	3,636	822,187

		20,159,659

United Kingdom (22.86%)
3i Group PLC	24,468	75,658
Aberdeen Asset Management PLC	19,358	78,845
Admiral Group PLC	5,073	94,633
Aggreko Plc	6,561	213,368
AMEC PLC	8,246	129,995
Anglo American PLC	32,616	1,071,936
Antofagasta PLC	9,805	167,723
ARM Holdings PLC	33,246	263,396
Associated British Foods PLC	8,747	176,001
AstraZeneca PLC	31,566	1,410,610
Aviva PLC	71,481	306,078
Babcock International Group PLC	8,948	119,844
BAE Systems PLC	80,769	366,177
Balfour Beatty PLC	17,065	79,794
Barclays PLC	286,866	733,015
BG Group PLC	83,196	1,703,145
BHP Billiton PLC	52,088	1,480,468
BP PLC	465,758	3,110,424
British American Tobacco PLC	48,283	2,454,707
British Land Co. PLC	21,137	169,254
British Sky Broadcasting Group PLC	26,880	293,043
BT Group PLC	192,166	636,747
Bunzl PLC	7,962	130,137
Burberry Group PLC	10,958	228,154
Capita PLC	15,708	161,410
Capital Shopping Centres Group PLC	13,962	70,534
Carnival PLC	4,528	154,815
Centrica PLC	127,946	639,725
Cobham PLC	27,590	100,514

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Compass Group PLC	46,827	$491,544
Croda International PLC	3,134	111,352
Diageo PLC	61,788	1,592,585
Eurasian Natural Resources Corp.	6,649	43,395
Evraz PLC	6,850	28,092
Experian PLC	24,814	350,080
Fresnillo PLC	4,520	103,535
G4S PLC	35,563	155,428
GKN PLC	38,488	109,120
GlaxoSmithKline PLC	123,881	2,813,837
Glencore International Plc	33,754	156,524
Hammerson PLC	17,233	119,686
HSBC Holdings PLC	442,414	3,898,481
ICAP PLC	13,524	71,586
IMI PLC	7,424	96,988
Imperial Tobacco Group PLC	24,432	941,322
Inmarsat PLC	11,000	84,890
InterContinental Hotels Group PLC	7,280	175,262
International Power PLC	37,874	247,646
Intertek Group PLC	4,020	168,421
Invensys PLC	20,825	72,580
Investec PLC	12,880	75,189
ITV PLC	93,147	112,083
J Sainsbury PLC	30,567	144,464
Johnson Matthey PLC	5,317	184,393
Kazakhmys PLC	5,398	61,202
Kingfisher PLC	58,563	264,181
Land Securities Group PLC	19,258	223,122
Legal & General Group PLC	145,861	291,616
Lloyds Banking Group PLC (b)	1,014,308	495,499
London Stock Exchange Group PLC	4,159	65,657
Lonmin PLC	3,966	48,245
Man Group PLC	44,885	53,708
Marks & Spencer Group PLC	39,238	200,100
Meggitt PLC	19,120	115,696
National Grid PLC	88,091	933,591
Next PLC	3,994	200,547
Old Mutual PLC	120,053	285,517
Pearson PLC	20,122	399,256
Petrofac Ltd.	6,369	139,018
Prudential PLC	62,932	729,698
Randgold Resources Ltd.	2,061	185,041
Reckitt Benckiser Group PLC	16,098	850,892
Reed Elsevier PLC	29,873	239,437
Resolution Ltd.	34,700	106,743
Rexam PLC	22,159	146,248
Rio Tinto PLC	33,268	1,581,017
Rolls-Royce Holdings PLC (b)	46,402	625,395
Royal Bank of Scotland Group PLC (b)	48,928	165,731
Royal Dutch Shell PLC Class A	90,239	3,040,419
Royal Dutch Shell PLC Class B	65,255	2,278,948
RSA Insurance Group PLC	86,965	147,631
SABMiller PLC	23,516	943,491
Sage Group PLC, The	33,245	144,691
Schroders PLC	2,872	60,200
SEGRO PLC	17,831	60,750

52	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Serco Group PLC	11,902	$99,953
Severn Trent PLC	5,910	153,205
Shire PLC	13,901	399,930
Smith & Nephew PLC	21,857	218,624
Smiths Group PLC	9,834	156,177
SSE PLC	23,273	507,712
Standard Chartered PLC	58,916	1,279,831
Standard Life PLC	57,413	210,214
Tate & Lyle PLC	11,504	116,834
Tesco PLC	198,672	965,511
Tui Travel PLC	12,875	34,228
Tullow Oil PLC	22,266	514,625
Unilever PLC	31,756	1,066,168
United Utilities Group PLC	16,915	179,185
Vedanta Resources PLC	3,007	43,101
Vodafone Group PLC	1,228,242	3,452,288
Weir Group PLC, The	5,313	127,670
Whitbread PLC	4,390	139,580
William Morrison Supermarkets PLC	56,982	237,773
Wolseley PLC	7,054	262,921
WPP PLC	31,307	380,059
Xstrata PLC	51,494	647,455

		55,244,964

Total Common Stocks
(cost $255,986,790)		236,691,924

Preferred Stocks (a) (0.49%)
Germany (0.49%)
Bayerische Moteren Werke (BMW) AG PFD	1,238	61,069
Henkel AG & Co. KGaA PFD	4,424	293,956
Porsche Automobil Holding SE PFD	3,773	187,683
ProSiebenSat.1 Media AG PFD	1,931	43,288
RWE AG-Non Voting PFD	986	36,613
Volkswagen AG PFD	3,581	567,330

		1,189,939

Total Preferred Stocks
(cost $707,321)		1,189,939

	Shares	Value
Short-term Investments (0.06%)
State Street Institutional U.S. Government Money Market Fund	149,979	$149,979

Total Short-term Investments
(cost $149,979)		149,979

TOTAL INVESTMENTS (98.50%)
(cost $256,844,090)		238,031,842
CASH (d) AND OTHER ASSETS, NET OF LIABILITIES (1.50%)		3,627,798

NET ASSETS (100.00%)		$241,659,640

(a)	The Fund used data provided by an independent statistical fair value service to fair value the securities primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange. This method of fair valuing foreign securities was established in the Valuation Procedures adopted by the Board of Trustees.

(b)	Non-income producing security.

(c)	In accordance with the Trust’s Valuation Procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security. The fair value for this security was not determined using the Trust’s independent statistical fair value service.

(d)	At June 30, 2012, cash in the amount of $534,693 has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

FDR - Fiduciary Depository Receipt

SDR - Swedish Depository Receipt

See accompanying notes to financial statements.	53

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2012

(Unaudited)

INTERNATIONAL EQUITY INDEX FUND FOREIGN CURRENCY DENOMINATIONS
Currency	Value	%
Euro	$64,132,971	26.94
British Pound	55,244,964	23.21
Japanese Yen	51,926,580	21.82
Australian Dollar	20,818,226	8.75
Swiss Franc	20,159,659	8.47
Swedish Krona	7,442,064	3.13
Hong Kong Dollar	7,148,741	3.00
Singapore Dollar	4,339,212	1.82
Danish Krone	2,714,350	1.14
Norwegian Krone	2,197,090	0.92
Israeli Shekel	1,384,241	0.58
New Zealand Dollar	280,840	0.12
United States Dollar	242,904	0.10

Total Investments	$238,031,842	100.00%

INTERNATIONAL EQUITY INDEX FUND SECTOR CLASSIFICATIONS
Sector	Value	%
Financials	$53,656,385	22.20
Industrials	29,646,211	12.27
Consumer Staples	28,408,637	11.75
Consumer Discretionary	25,123,251	10.40
Health Care	23,936,955	9.90
Materials	22,863,828	9.46
Energy	19,785,505	8.19
Telecommunication Services	13,379,021	5.54
Information Technology	10,724,974	4.44
Utilities	10,357,096	4.29

Total Stocks	237,881,863	98.44
Short-term Investments	149,979	0.06
Cash and Other Assets, Net of Liabilities	3,627,798	1.50

Net Assets	$241,659,640	100.00%

54	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST STOCK AND BOND BALANCED FUND

SCHEDULE OF INVESTMENTS

June 30, 2012

(Unaudited)

	Shares	Value
Registered Investment Companies (99.82%)
State Farm Variable Product Trust Bond Fund (a)	2,861,928	$31,395,351
State Farm Variable Product Trust Large Cap Equity Index Fund (a)	3,552,781	49,241,539

Total Registered Investment Companies
(cost $72,799,783)		80,636,890

TOTAL INVESTMENTS (99.82%)
(cost $72,799,783)		80,636,890
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.18%)		149,127

NET ASSETS (100.00%)		$80,786,017

(a)	The Stock and Bond Balanced Fund’s investment adviser is an affiliate of the issuer.

See accompanying notes to financial statements.	55

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS

June 30, 2012

(Unaudited)

	Principal amount	Value
Corporate Bonds (63.59%)
Agriculture, Foods, & Beverage (6.03%)
PepsiAmericas Inc.
5.750%, 07/31/2012	$500,000	$501,794
General Mills Inc.
5.650%, 09/10/2012	500,000	504,416
HJ Heinz Co.
5.350%, 07/15/2013	500,000	524,025
Coca-Cola Co., The
1.800%, 09/01/2016	500,000	513,538
Hershey Co.
5.450%, 09/01/2016	500,000	584,307
General Mills Inc.
5.700%, 02/15/2017	1,000,000	1,187,852
Coca-Cola Co., The
5.350%, 11/15/2017	2,000,000	2,400,778
Pepsico Inc.
5.000%, 06/01/2018	1,000,000	1,168,063
Campbell Soup Co.
4.250%, 04/15/2021	1,000,000	1,132,913
Kellogg Co.
3.125%, 05/17/2022	1,000,000	1,016,582
Sysco Corp.
2.600%, 06/12/2022	1,000,000	996,515

		10,530,783

Banks (3.09%)
Barclays Bank PLC
5.450%, 09/12/2012	1,000,000	1,008,842
Wachovia Corp.
5.700%, 08/01/2013	500,000	525,460
Mellon Funding Corp.
5.200%, 05/15/2014	500,000	539,238
US Bank NA
4.950%, 10/30/2014	500,000	543,765
Fifth Third Bank
4.750%, 02/01/2015	500,000	531,914
Wachovia Bank NA
5.600%, 03/15/2016	500,000	559,590
Wells Fargo Bank NA
5.750%, 05/16/2016	500,000	565,569
Bank of America NA
6.000%, 06/15/2016	500,000	531,063
Wachovia Corp.
5.750%, 06/15/2017	500,000	582,186

		5,387,627

Building Materials & Construction (1.21%)
Leggett & Platt Inc.
4.700%, 04/01/2013	1,000,000	1,025,533
CRH America Inc.
6.000%, 09/30/2016	1,000,000	1,094,644

		2,120,177

Chemicals (2.81%)
E.I. du Pont de Nemours and Co.
4.125%, 03/06/2013	1,000,000	1,023,352

	Principal amount	Value
Corporate Bonds (Cont.)
Chemicals (Cont.)
Rohm & Haas Co.
5.600%, 03/15/2013	$500,000	$515,990
Praxair Inc.
5.375%, 11/01/2016	1,000,000	1,172,970
Rohm & Haas Co.
6.000%, 09/15/2017	500,000	582,056
E.I. du Pont de Nemours and Co.
6.000%, 07/15/2018	500,000	621,352
Praxair Inc.
2.450%, 02/15/2022	1,000,000	986,461

		4,902,181

Commercial Service/Supply (1.17%)
Pitney Bowes Inc.
5.750%, 09/15/2017	1,000,000	1,044,495
Cintas Corp. No. 2
3.250%, 06/01/2022	1,000,000	1,002,485

		2,046,980

Computers (0.69%)
International Business Machines Corp.
5.700%, 09/14/2017	1,000,000	1,202,290

Consumer & Marketing (3.48%)
Kimberly-Clark Corp.
5.000%, 08/15/2013	1,000,000	1,049,381
Procter & Gamble Co., The
4.950%, 08/15/2014	1,000,000	1,090,758
Estee Lauder Co. Inc.
5.550%, 05/15/2017	1,000,000	1,151,071
Kimberly-Clark Corp.
6.125%, 08/01/2017	500,000	612,504
Unilever Capital Corp.
4.250%, 02/10/2021	1,000,000	1,166,583
Procter & Gamble Co., The
2.300%, 02/06/2022	1,000,000	998,280

		6,068,577

Electronic/Electrical Manufacturing (0.92%)
General Electric Co.
5.000%, 02/01/2013	1,000,000	1,025,575
Emerson Electric Co.
5.125%, 12/01/2016	500,000	573,508

		1,599,083

Financial Services (3.78%)
AMB Property L.P.
6.300%, 06/01/2013	1,000,000	1,033,338
JPMorgan Chase & Co.
5.375%, 01/15/2014	500,000	530,438
General Electric Capital Corp.
4.875%, 03/04/2015	500,000	542,883

56	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2012

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Financial Services (Cont.)
5.375%, 10/20/2016	$500,000	$565,511
5.400%, 02/15/2017	500,000	568,818
John Deere Capital Corp.
5.500%, 04/13/2017	500,000	594,787
Simon Property Group Inc.
6.125%, 05/30/2018	1,000,000	1,183,241
JPMorgan Chase & Co.
4.350%, 08/15/2021	1,000,000	1,055,398
Rio Tinto Finance USA Ltd.
3.500%, 03/22/2022	500,000	526,958

		6,601,372

Health Care (9.00%)
Johnson & Johnson
5.150%, 08/15/2012	500,000	502,750
AstraZeneca PLC
5.400%, 09/15/2012	500,000	504,882
Merck & Co. Inc.
4.375%, 02/15/2013	1,000,000	1,024,228
Becton Dickinson & Co.
4.550%, 04/15/2013	1,000,000	1,030,151
Schering-Plough Corp.
5.300%, 12/01/2013	500,000	532,869
AstraZeneca PLC
5.400%, 06/01/2014	1,000,000	1,090,440
Boston Scientific Corp.
5.450%, 06/15/2014	1,000,000	1,071,694
Merck & Co. Inc.
4.750%, 03/01/2015	500,000	552,428
Abbott Laboratories
5.875%, 05/15/2016	500,000	589,567
Baxter International Inc.
5.900%, 09/01/2016	500,000	594,280
Eli Lilly & Co.
5.200%, 03/15/2017	1,000,000	1,172,000
Wyeth
5.450%, 04/01/2017	500,000	589,981
Amgen Inc.
5.850%, 06/01/2017	500,000	589,229
Johnson & Johnson
5.550%, 08/15/2017	500,000	606,926
AstraZeneca PLC
5.900%, 09/15/2017	500,000	600,687
Schering-Plough Corp.
6.000%, 09/15/2017	500,000	611,432
Bristol-Myers Squibb Co.
5.450%, 05/01/2018	500,000	601,324
GlaxoSmithKline Capital Inc.
5.650%, 05/15/2018	1,000,000	1,208,830
Medtronic Inc.
4.125%, 03/15/2021	1,000,000	1,117,958
Sanofi-Aventis
4.000%, 03/29/2021	1,000,000	1,115,339

		15,706,995

	Principal amount	Value
Corporate Bonds (Cont.)
Machinery & Manufacturing (4.83%)
Johnson Controls Inc.
4.875%, 09/15/2013	$750,000	$783,805
Caterpillar Inc.
5.700%, 08/15/2016	500,000	589,082
Eaton Corp.
5.300%, 03/15/2017	1,000,000	1,163,170
Honeywell International Inc.
5.300%, 03/15/2017	500,000	587,020
Cooper U.S. Inc.
6.100%, 07/01/2017	1,000,000	1,178,085
Caterpillar Financial Services Corp.
5.850%, 09/01/2017	500,000	600,054
2.850%, 06/01/2022	1,000,000	1,004,283
Deere & Co.
2.600%, 06/08/2022	1,000,000	998,251
Covidien International
3.200%, 06/15/2022	1,000,000	1,030,971
3M Co.
2.000%, 06/26/2022	500,000	490,204

		8,424,925

Media & Broadcasting (1.85%)
Thomson Reuters Corp.
5.950%, 07/15/2013	1,000,000	1,046,378
Walt Disney Co., The
5.625%, 09/15/2016	1,000,000	1,175,930
Comcast Corp.
3.125%, 07/15/2022	1,000,000	1,004,705

		3,227,013

Mining & Metals (3.13%)
BHP Finance USA
4.800%, 04/15/2013	1,000,000	1,033,250
Barrick Gold Finance Inc.
4.875%, 11/15/2014	1,000,000	1,077,842
Alcan Inc.
5.000%, 06/01/2015	500,000	551,008
Alcoa Inc.
5.550%, 02/01/2017	1,000,000	1,091,590
BHP Billiton Finance USA Ltd.
5.400%, 03/29/2017	500,000	584,500
Rio Tinto Finance USA Ltd.
6.500%, 07/15/2018	500,000	616,268
Barrick Gold Corp.
3.850%, 04/01/2022	500,000	517,662

		5,472,120

Oil & Gas (3.88%)
National Fuel Gas Co.
5.250%, 03/01/2013	1,000,000	1,025,750
ConocoPhillips Canada
5.625%, 10/15/2016	500,000	591,038

See accompanying notes to financial statements.	57

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2012

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas (Cont.)
Apache Corp.
5.625%, 01/15/2017	$500,000	$590,654
Shell International Finance
5.200%, 03/22/2017	500,000	588,344
Canadian National Resources
5.700%, 05/15/2017	500,000	585,000
Weatherford International Inc.
6.350%, 06/15/2017	500,000	577,397
EOG Resources Inc.
5.875%, 09/15/2017	500,000	598,644
Husky Energy Inc.
6.200%, 09/15/2017	500,000	590,882
ConocoPhillips
5.200%, 05/15/2018	500,000	591,067
Apache Corp.
3.250%, 04/15/2022	1,000,000	1,044,212

		6,782,988

Retailers (5.29%)
Lowe’s Companies Inc.
5.600%, 09/15/2012	500,000	504,586
Walgreen Co.
4.875%, 08/01/2013	500,000	522,170
Lowe’s Companies Inc.
5.000%, 10/15/2015	1,000,000	1,125,064
Target Corp.
5.875%, 07/15/2016	1,000,000	1,186,707
Lowe’s Companies Inc.
5.400%, 10/15/2016	500,000	578,670
McDonald’s Corp.
5.300%, 03/15/2017	1,000,000	1,180,520
Wal-Mart Stores Inc.
5.375%, 04/05/2017	1,000,000	1,187,554
Target Corp.
5.375%, 05/01/2017	500,000	589,770
CVS Caremark Corp.
5.750%, 06/01/2017	500,000	590,494
Wal-Mart Stores Inc.
5.800%, 02/15/2018	500,000	616,157
Home Depot Inc.
4.400%, 04/01/2021	1,000,000	1,154,232

		9,235,924

Telecom & Telecom Equipment (2.52%)
Telefonica Emisiones SAU
5.855%, 02/04/2013	1,000,000	1,002,389
BellSouth Corp.
5.200%, 09/15/2014	1,000,000	1,088,272
Verizon Communications
5.500%, 04/01/2017	1,000,000	1,171,239
AT&T Inc.
4.450%, 05/15/2021	1,000,000	1,132,013

		4,393,913

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (9.91%)
Appalachian Power Co.
5.650%, 08/15/2012	$500,000	$502,705
Vectren Utility Holdings
5.250%, 08/01/2013	500,000	522,240
Union Electric Co.
5.500%, 05/15/2014	1,000,000	1,076,656
Carolina Power & Light
5.250%, 12/15/2015	1,000,000	1,137,920
Ohio Power Co.
6.000%, 06/01/2016	1,000,000	1,157,655
Commonwealth Edison Co.
5.950%, 08/15/2016	500,000	586,828
Baltimore Gas & Electric Co.
5.900%, 10/01/2016	500,000	582,821
Consolidated Edison Co. NY
5.300%, 12/01/2016	1,000,000	1,165,070
Georgia Power Co.
5.700%, 06/01/2017	1,000,000	1,194,192
Jersey Central Power & Light
5.650%, 06/01/2017	1,000,000	1,153,488
Atmos Energy Corp.
6.350%, 06/15/2017	500,000	593,582
Kansas City Power & Light Co.
5.850%, 06/15/2017	1,000,000	1,148,813
Union Electric Co.
6.400%, 06/15/2017	500,000	599,918
MidAmerican Energy Co.
5.950%, 07/15/2017	500,000	597,428
Commonwealth Edison Co.
6.150%, 09/15/2017	500,000	605,420
Florida Power Corp.
5.800%, 09/15/2017	500,000	600,914
Virginia Electric & Power
5.950%, 09/15/2017	500,000	607,400
Public Service Electric and Gas Co.
5.300%, 05/01/2018	500,000	594,147
Florida Power Corp.
5.650%, 06/15/2018	500,000	602,702
Pacificorp
5.650%, 07/15/2018	500,000	603,115
Appalachian Power Co.
4.600%, 03/30/2021	500,000	560,652
Southern California Edison Co.
3.875%, 06/01/2021	1,000,000	1,112,529

		17,306,195

Total Corporate Bonds
(cost $99,581,604)		111,009,143

Government Agency Securities (a) (0.90%)
Federal Home Loan Mortgage Corp.
4.500%, 07/15/2013	1,500,000	1,566,162

Total Government Agency Securities
(cost $1,489,928)		1,566,162

58	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2012

(Unaudited)

	Principal amount	Value
U.S. Treasury Obligations (33.22%)
U.S. Treasury Notes
4.250%, 08/15/2014	$3,000,000	$3,246,798
4.000%, 02/15/2015	5,000,000	5,468,360
4.250%, 08/15/2015	10,000,000	11,171,880
3.250%, 03/31/2017	8,000,000	8,941,872
3.500%, 02/15/2018	10,000,000	11,441,410
2.750%, 02/15/2019	7,500,000	8,323,245
3.625%, 02/15/2020	8,000,000	9,410,624

Total U.S. Treasury Obligations
(cost $53,603,135)		58,004,189

	Shares	Value
Short-term Investments (1.77%)
JPMorgan U.S. Government Money Market Fund	3,090,411	$3,090,411

Total Short-term Investments
(cost $3,090,411)		3,090,411

TOTAL INVESTMENTS (99.48%)
(cost $157,765,078)		173,669,905
OTHER ASSETS, NET OF LIABILITIES (0.52%)		914,124

NET ASSETS (100.00%)		$174,584,029

(a)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that this entity continues to meet its obligations to holders of bonds it has issued or guaranteed.

See accompanying notes to financial statements.	59

STATE FARM VARIABLE PRODUCT TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

June 30, 2012

(Unaudited)

	Principal amount	Value
Short-term Investments (100.12%)
Agriculture, Foods, & Beverage (10.09%)
Coca-Cola Co. (a)
0.190%, 09/24/2012	$1,889,000	$1,888,143
Pepsico Inc.
0.120%, 08/13/2012	1,898,000	1,897,722

		3,785,865

Automotive (14.43%)
American Honda Finance Corp.
0.150%, 08/08/2012	1,894,000	1,893,692
PACCAR Financial Corp.
0.190%, 09/17/2012	1,600,000	1,599,333
Toyota Motor Credit Corp.
0.150%, 07/05/2012	1,925,000	1,924,960

		5,417,985

Banks (5.05%)
Wells Fargo & Co.
0.125%, 09/04/2012	1,894,000	1,893,565

Chemicals (5.06%)
EI du Pont de Nemours and Co. (a)
0.160%, 07/16/2012	1,901,000	1,900,865

Government Agency Securities (b) (36.39%)
Federal Home Loan Bank
0.040%, 07/25/2012	2,123,000	2,122,940
0.105%, 08/10/2012	6,400,000	6,399,264
0.085%, 08/10/2012	1,640,000	1,639,812
0.080%, 08/17/2012	2,000,000	1,999,787
0.105%, 08/31/2012	1,500,000	1,499,729

		13,661,532

Health Care (5.04%)
Abbott Laboratories (a)
0.150%, 09/10/2012	1,894,000	1,893,432

Machinery & Manufacturing (10.12%)
Caterpillar Finance Service Corp.
0.140%, 08/28/2012	1,900,000	1,899,564
John Deere Capital Corp. (a)
0.150%, 07/12/2012	1,901,000	1,900,905

		3,800,469

	Shares	Value
Registered Investment Companies (1.95%)
JPMorgan U.S. Government Money Market Fund	731,533	$731,533

	Principal amount	Value
U.S. Government Obligations (11.99%)
U.S. Treasury Bill
0.057%, 08/30/2012	$2,500,000	$2,499,759
0.083%, 09/27/2012	2,000,000	1,999,589

		4,499,348

Total Short-term Investments
(cost $37,584,594)		37,584,594

TOTAL INVESTMENTS (100.12%)
(cost $37,584,594)		37,584,594
LIABILITIES, NET OF OTHER ASSETS (-0.12%)		(45,257)

NET ASSETS (100.00%)		$37,539,337

(a)	Securities exempt from registration under
Section 4(2) of the Securities Act of 1933. These securities are purchased as part of the normal course of business, valued at amortized cost and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid.

(b)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

60	See accompanying notes to financial statements.

(This page intentionally left blank.)

STATE FARM VARIABLE PRODUCT TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2012

(Unaudited)

	Large Cap Equity Fund	Small/Mid Cap Equity Fund	International Equity Fund
Assets
Investments in securities at identified cost	$36,266,700	39,302,530	34,941,429

Investments in securities at market value	$39,831,728	42,713,125	35,790,016
Cash	—	—	—
Foreign currencies at value (cost $8,749 and $2,956,556, respectively)	—	—	8,696
Receivable for:
Dividends and interest	56,603	29,651	60,508
Shares of the Fund sold	924	619	1,103
Securities sold	454,711	569,102	307,593
SFIMC	1,098	2,165	8,189
Variation margin	—	—	—
Unrealized gain on forward foreign currency contracts	—	—	702
Prepaid expenses	2,181	2,269	1,998

Total assets	40,347,245	43,316,931	36,178,805

Liabilities and Net Assets
Payable for:
Shares of the Fund redeemed	116	130,130	121
Securities purchased	472,138	761,665	154,109
Unrealized loss on forward foreign currency contracts	—	—	405
Due to affiliates	20,855	28,628	39,876
Accrued liabilities	23,237	26,102	61,149

Total liabilities	516,346	946,525	255,660

Net assets applicable to shares outstanding of common stock	$39,830,899	42,370,406	35,923,145

Fund shares outstanding (no par value, unlimited number of shares authorized)	4,882,907	4,180,061	4,158,860
Net asset value, offering price and redemption price per share	$8.16	10.14	8.64

Analysis of Net Assets
Paid-in-capital	$48,169,081	42,067,392	44,308,561
Accumulated net realized gain (loss)	(12,385,654)	(3,276,647)	(9,774,987)
Net unrealized appreciation (depreciation)	3,565,028	3,410,595	847,552
Accumulated undistributed net investment income (loss)	482,444	169,066	542,019

Net assets applicable to shares outstanding	$39,830,899	42,370,406	35,923,145

(a)	Relates to investments in affiliated investment companies.

62	See accompanying notes to financial statements.

Large Cap Equity Index Fund	Small Cap Equity Index Fund	International Equity Index Fund	Stock and Bond Balanced Fund		Bond Fund	Money Market Fund

464,808,927	221,433,083	256,844,090	72,799,783	(a)	157,765,078	37,584,594

479,645,089	229,085,275	238,031,842	80,636,890	(a)	173,669,905	37,584,594
223,000	447,000	—	160,664		—	—
—	—	2,976,674	—		—	—

619,370	267,258	957,036	—		1,905,671	—
55	30	43	8		132,665	28
430,280	240,879	7,703	—		—	—
2,795	11,478	—	29,300		—	14,342
74,874	147,377	154,443	—		—	—
—	—	—	—		—	—
24,762	11,279	19,207	3,745		7,597	1,937

481,020,225	230,210,576	242,146,948	80,830,607		175,715,838	37,600,901

111,967	96,317	34,386	11,545		6,562	12,377
769,561	—	166,305	—		1,001,025	—
—	—	—	—		—	—
98,913	80,624	130,797	2,380		75,140	14,752
102,350	78,175	155,820	30,665		49,082	34,435

1,082,791	255,116	487,308	44,590		1,131,809	61,564

479,937,434	229,955,460	241,659,640	80,786,017		174,584,029	37,539,337

34,630,238	21,683,806	22,618,082	6,119,049		15,912,890	37,540,440
13.86	10.60	10.68	13.20		10.97	1.00

437,133,166	215,378,536	259,234,744	71,227,124		159,604,510	37,540,439
15,040,089	5,454,389	(3,744,349)	193,124		(925,308)	(1,102)
14,928,876	7,885,580	(18,650,253)	7,837,107		15,904,827	—
12,835,303	1,236,955	4,819,498	1,528,662		—	—

479,937,434	229,955,460	241,659,640	80,786,017		174,584,029	37,539,337

See accompanying notes to financial statements.	63

STATE FARM VARIABLE PRODUCT TRUST

STATEMENTS OF OPERATIONS

Six months ended June 30, 2012

(Unaudited)

	Large Cap Equity Fund	Small/Mid Cap Equity Fund	International Equity Fund
Investment Income:
Dividends	$376,134	255,037	638,257
Interest	35	30	52

	376,169	255,067	638,309
Less: foreign withholding taxes	(1,180)	(136)	(60,936)

Total investment income	374,989	254,931	577,373
Expenses:
Investment advisory and management fees	117,510	168,998	147,706
Professional fees	14,778	15,784	18,158
Reports to shareholders	4,774	5,459	5,065
Custodian fees	2,541	6,504	51,180
Errors and omissions insurance	1,394	1,585	1,408
Securities valuation fees	1,648	2,357	7,189
Trustees’ fees and expenses	982	1,162	919
Regulatory fees	380	380	380
ICI dues	203	217	218
Fidelity bond expense	91	99	115
License index fees	—	—	—
Federal taxes	—	—	—

Total expenses	144,301	202,545	232,338
Less: expense reimbursement from SFIMC (b)	(7,206)	(12,422)	(47,705)

Net expenses	137,095	190,123	184,633

Net investment income	237,894	64,808	392,740
Realized and unrealized gain (loss):
Net realized gain (loss) on sales of investments	1,901,520	2,447,596	(207,893)
Net realized gain (loss) on forward foreign currency contracts	—	—	(3,480)
Net realized gain (loss) on foreign currency transactions	—	—	59,496
Net realized gain (loss) on futures contracts	—	—	—
Change in unrealized gain (loss) on open futures contracts	—	—	—
Change in net unrealized appreciation (depreciation) on investments and foreign currency transactions	1,115,719	527,307	1,434,720

Net realized and unrealized gain (loss) on investments	3,017,239	2,974,903	1,282,843

Net change in net assets resulting from operations	$3,255,133	3,039,711	1,675,583

(a)	Relates to investments in affiliated investment companies.

(b)	For the Money Market Fund, this amount includes $79,825 of additional voluntary fee waivers by SFIMC. See Note 3 under Transactions with affiliates.

64	See accompanying notes to financial statements.

Large Cap Equity Index Fund	Small Cap Equity Index Fund	International Equity Index Fund	Stock and Bond Balanced Fund		Bond Fund	Money Market Fund

5,152,357	1,615,556	6,457,127	486,884	(a)	—	—
70	82	849	—		3,223,235	15,848

5,152,427	1,615,638	6,457,976	486,884		3,223,235	15,848
—	(2,339)	(522,312)	—		—	—

5,152,427	1,613,299	5,935,664	486,884		3,223,235	15,848

569,925	457,394	676,700	—		431,408	76,538
22,789	19,352	31,713	18,271		22,417	16,936
46,138	38,240	34,150	12,385		22,262	15,789
8,598	7,536	69,750	26		1,140	863
17,456	9,778	10,160	3,161		4,973	1,498
3,403	18,551	2,156	—		9,816	—
12,107	5,833	6,793	2,045		4,356	1,005
380	380	380	380		380	568
2,311	1,160	1,318	—		1,100	244
1,053	593	797	192		322	100
23,407	24,726	4,969	—		—	—
—	4,913	—	—		—	—

707,567	588,456	838,886	36,460		498,174	113,541
(8,598)	(16,713)	—	(36,460)		—	(97,693)

698,969	571,743	838,886	—		498,174	15,848

4,453,458	1,041,556	5,096,778	486,884		2,725,061	—

5,412,860	6,071,294	(1,134,839)	(59	)(a)	119,971	—
—	—	(40,671)	—		—	—
—	—	18,819	—		—	—
126,860	103,578	(138,789)	—		—	—
84,918	231,159	148,511	—		—	—
32,124,053	10,693,634	4,052,597	4,444,060	(a)	398,142	—

37,748,691	17,099,665	2,905,628	4,444,001		518,113	—

42,202,149	18,141,221	8,002,406	4,930,885		3,243,174	—

See accompanying notes to financial statements.	65

STATE FARM VARIABLE PRODUCT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Large Cap Equity Fund
Six months ended June 30, 2012 (Unaudited) and the Year ended December 31, 2011	2012	2011
From operations:
Net investment income	$237,894	439,013
Net realized gain (loss)	1,901,520	1,820,811
Change in net unrealized appreciation or depreciation	1,115,719	(2,286,167)

Net change in net assets resulting from operations	3,255,133	(26,343)
Distributions to shareholders from and in excess of:
Net investment income	—	(432,530)
Net realized gain	—	—

Total distributions to shareholders	—	(432,530)
From Fund share transactions:
Proceeds from shares sold	705,932	1,584,943
Reinvestment of distributions	—	432,530

	705,932	2,017,473
Less payments for shares redeemed	(705,293)	(1,497,246)

Net increase (decrease) in net assets from Fund share transactions	639	520,227

Total increase (decrease) in net assets	3,255,772	61,354

Net assets:
Beginning of period	36,575,127	36,513,773

End of period*	$39,830,899	36,575,127

*Including accumulated undistributed net investment income (loss)	$482,444	244,550

Share Information
Sold	86,451	204,975
Issued in reinvestment of distributions	—	58,450
Redeemed	(87,688)	(191,970)

Net increase (decrease)	(1,237)	71,455

66	See accompanying notes to financial statements.

Small/Mid Cap Equity Fund		International Equity Fund		Large Cap Equity Index Fund		Small Cap Equity Index Fund
2012	2011	2012	2011	2012	2011	2012	2011

64,808	104,652	392,740	487,485	4,453,458	8,402,033	1,041,556	1,669,865
2,447,596	3,561,910	(151,877)	342,853	5,539,720	9,939,117	6,174,872	13,696,814
527,307	(4,534,968)	1,434,720	(6,270,129)	32,208,971	(9,507,929)	10,924,793	(25,705,565)

3,039,711	(868,406)	1,675,583	(5,439,791)	42,202,149	8,833,221	18,141,221	(10,338,886)

—	(122,846)	—	(711,216)	—	(83,363)	—	(1,672,938)
—	—	—	—	—	(1,913,059)	—	(9,875,589)

—	(122,846)	—	(711,216)	—	(1,996,422)	—	(11,548,527)
612,749	1,762,441	480,866	803,636	1,978,170	4,757,210	1,232,377	2,833,453
—	122,846	—	711,216	—	1,996,422	—	11,548,527

612,749	1,885,287	480,866	1,514,852	1,978,170	6,753,632	1,232,377	14,381,980
(784,189)	(1,946,255)	(423,068)	(1,145,202)	(18,622,150)	(37,851,389)	(8,119,241)	(18,031,178)

(171,440)	(60,968)	57,798	369,650	(16,643,980)	(31,097,757)	(6,886,864)	(3,649,198)

2,868,271	(1,052,220)	1,733,381	(5,781,357)	25,558,169	(24,260,958)	11,254,357	(25,536,611)

39,502,135	40,554,355	34,189,764	39,971,121	454,379,265	478,640,223	218,701,103	244,237,714

42,370,406	39,502,135	35,923,145	34,189,764	479,937,434	454,379,265	229,955,460	218,701,103

169,066	104,258	542,019	149,279	12,835,303	8,381,845	1,236,955	195,399

60,127	177,134	53,681	87,041	144,573	373,765	116,982	271,544
—	13,097	—	86,628	—	164,450	—	1,168,879
(76,763)	(199,163)	(48,229)	(121,019)	(1,363,170)	(2,966,420)	(767,885)	(1,670,930)

(16,636)	(8,932)	5,452	52,650	(1,218,597)	(2,428,205)	(650,903)	(230,507)

See accompanying notes to financial statements.	67

STATE FARM VARIABLE PRODUCT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	International Equity Index Fund
Six months ended June 30, 2011 (Unaudited) and the Year ended December 31, 2011	2012	2011
From operations:
Net investment income	$5,096,778	7,311,122
Net realized gain (loss)	(1,295,480)	48,583
Change in net unrealized appreciation or depreciation	4,201,108	(41,166,220)

Net change in net assets resulting from operations	8,002,406	(33,806,515)
Distributions to shareholders from and in excess of:
Net investment income	—	(7,223,204)
Net realized gain	—	(909,776)

Total distributions to shareholders	—	(8,132,980)
From Fund share transactions:
Proceeds from shares sold	2,130,953	3,547,582
Reinvestment of distributions	—	8,132,980

	2,130,953	11,680,562
Less payments for shares redeemed	(5,408,127)	(12,867,577)

Net increase (decrease) in net assets from Fund share transactions	(3,277,174)	(1,187,015)

Total increase (decrease) in net assets	4,725,232	(43,126,510)

Net assets:
Beginning of period	236,934,408	280,060,918

End of period*	$241,659,640	236,934,408

*Including accumulated undistributed net investment income (loss)	$4,819,498	(277,280)

Share Information
Sold	197,528	303,194
Issued in reinvestment of distributions	—	791,152
Redeemed	(493,608)	(1,067,263)

Net increase (decrease)	(296,080)	27,083

(a)	Relates to investments in affiliated investment companies.

68	See accompanying notes to financial statements.

Stock and Bond Balanced Fund			Bond Fund		Money Market Fund
2012		2011	2012	2011	2012	2011

486,884	(a)	1,041,778 (a)	2,725,061	5,795,348	—	—
(59	)(a)	211,464 (a)	119,971	53,226	—	—
4,444,060	(a)	1,732,287 (a)	398,142	5,278,971	—	—

4,930,885		2,985,529	3,243,174	11,127,545	—	—

—		(1,947,029)	(2,725,061)	(5,795,348)	—	—
—		(521,724)	—	—	—	—

—		(2,468,753)	(2,725,061)	(5,795,348)	—	—

956,663		1,789,611	1,856,574	3,511,778	681,812	3,879,762
—		2,468,753	2,725,061	5,795,348	—	—

956,663		4,258,364	4,581,635	9,307,126	681,812	3,879,762
(3,370,547)		(7,538,476)	(5,938,945)	(12,936,603)	(3,168,118)	(6,668,468)

(2,413,884)		(3,280,112)	(1,357,310)	(3,629,477)	(2,486,306)	(2,788,706)

2,517,001		(2,763,336)	(839,197)	1,702,720	(2,486,306)	(2,788,706)

78,269,016		81,032,352	175,423,226	173,720,506	40,025,643	42,814,349

80,786,017		78,269,016	174,584,029	175,423,226	37,539,337	40,025,643

1,528,662		1,041,778	—	—	—	—

73,115		141,817	169,497	327,098	681,812	3,879,762
—		205,730	248,405	538,093	—	—
(258,640)		(600,112)	(542,086)	(1,197,677)	(3,168,118)	(6,668,468)

(185,525)		(252,565)	(124,184)	(332,486)	(2,486,306)	(2,788,706)

See accompanying notes to financial statements.	69

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1.	Investment Objective

State Farm Variable Product Trust (the “Trust”) has nine separate investment portfolios (each a “Fund” and together, the “Funds”) as of June 30, 2012. Shares of each Fund are offered exclusively in connection with variable deferred annuity and variable universal life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. Each Fund is a separate investment portfolio with its own investment objective, investment policies, restrictions and attendant risks. State Farm Investment Management Corp. (“SFIMC”) is the Trust’s investment adviser.

The Large Cap Equity Fund seeks long-term growth of capital. The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowing) in common stocks and other equity securities of U.S. large capitalization companies.

The Small/Mid Cap Equity Fund seeks long-term growth of capital. The Fund primarily invests under normal circumstances at least 80% of its net assets (plus any borrowing) in common stock and other equity securities of small and mid-capitalization companies.

The International Equity Fund seeks long-term growth of capital. The International Equity Fund invests its assets primarily in securities issued by foreign companies. There is no restriction on the size of the companies in which the Fund invests.

The Large Cap Equity Index Fund (the “Large Cap Index Fund”) seeks to match the performance of the Standard and Poor’s Composite Index of 500 Stocks® (the “S&P 500”)¹ by investing in the securities that make up the S&P 500. The S&P 500 tracks the common stock performance of 500 large U.S. companies.

The Small Cap Equity Index Fund (the “Small Cap Index Fund”) seeks to match the performance of the Russell 2000® Small Stock Index (the “Russell 2000”)² by investing in some of the stocks found in the Russell 2000. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The International Equity Index Fund (the “International Index Fund”) seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Free Index® (the “EAFE Free”)³ by investing in some of the stocks found in the EAFE Free. The EAFE Free is a capitalization-weighted index that currently includes stocks of companies in 16 European countries, Australia, New Zealand, Israel, Hong Kong, Japan and Singapore.

The Stock and Bond Balanced Fund (the “Balanced Fund”) seeks long-term growth of capital, balanced with current income. The Balanced Fund invests in the Large Cap Index and Bond Funds of the Trust.

The Bond Fund seeks to realize over a period of years the highest yield consistent with prudent investment management through current income and capital gains. The Fund typically invests 80% or more of its assets in investment grade bonds or bonds determined to be of comparable quality.

The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities valuation

Investments are valued pursuant to valuation procedures approved by the Trust’s Board of Trustees. Valuations under these procedures are designed to reflect the fair value of the investments.

Fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in three broad levels as follows:

•	Level 1 - quoted prices (unadjusted) in active markets for identical securities

•

Level 2 - significant other observable inputs (other than quoted prices included within Level 1), such as quoted prices for similar securities and interest rates, prepayment speeds, credit risk, etc., on fixed income securities

•	Level 3 - significant unobservable inputs (including SFIMC’s own assumptions in determining the fair value of a Fund’s investments)

Stocks and closed-end registered investment companies traded on securities exchanges, or in an over-the-counter market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. All of the securities of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) held by any of the other Funds are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Short sales, if any, are valued at market value.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. SFIMC may determine that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated. Such events might include company-specific developments, a development that might affect an entire market or region, a potentially global development or a significant change in one or more U.S. securities indexes. If SFIMC determines that the market quotation for a foreign security is not reliable, SFIMC may use an independent statistical fair value service to assist in determining value, or SFIMC may determine the foreign security’s value in SFIMC’s reasonable judgment.

For securities other than foreign securities, for which market prices are not readily available or are considered unreliable, SFIMC is required to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s value in SFIMC’s reasonable judgment.

In determining a value based on reasonable judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, exchange traded funds, index futures or other financial instruments in the U.S. or other markets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ assets and liabilities as of June 30, 2012:

	Investments in Securities				Derivative Instruments

Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Large Cap Equity Fund					$—	$—	$—	$—
Common Stocks (a)	$38,972,698	$—	$—	$38,972,698
Short-term Investments	859,030	—	—	859,030
Small/Mid Cap Equity Fund					—	—	—	—
Common Stocks (a)	41,946,951	—	—	41,946,951
Registered Investment Companies	132,431	—	—	132,431
Short-term Investments	633,743	—	—	633,743
International Equity Fund					—	297	—	297
Common Stocks (a)	—	33,803,209	—	33,803,209
Preferred Stocks (a)	—	645,531	—	645,531
Short-term Investments	1,341,276	—	—	1,341,276
Large Cap Index Fund					92,714	—	—	92,714
Common Stocks (a)	477,054,259	—	—	477,054,259
Short-term Investments	2,590,830	—	—	2,590,830
Small Cap Index Fund					223,388	—	—	223,388
Common Stocks (a)	222,637,347	2,874	0	222,640,221
Registered Investment Companies	2,206,389	—	—	2,206,389
Short-term Investments	4,238,665	—	—	4,238,665
International Index Fund					148,081	—	—	148,081
Common Stocks (a)	—	236,691,924	0	236,691,924
Preferred Stocks (a)	—	1,189,939	—	1,189,939
Short-term Investments	149,979	—	—	149,979
Balanced Fund					—	—	—	—
Registered Investment Companies	80,636,890	—	—	80,636,890

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Investments in Securities				Derivative Instruments

Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Bond Fund					$—	$—	$—	$—
Corporate Bonds (a)	$—	$111,009,143	$—	$111,009,143
Government Agency Securities	—	1,566,162	—	1,566,162
U.S. Treasury Obligations	—	58,004,189	—	58,004,189
Short-term Investments	3,090,411	—	—	3,090,411
Money Market Fund					—	—	—	—
Short-term Investments	731,533	36,853,061	—	37,584,594

(a) Industry classification and/or country is disclosed in the Schedules of Investments.

On December 31, 2011, substantially all of the common stocks and preferred stocks in the International Equity Fund and International Index Fund were valued at last traded price (except as noted on the Schedules of Investments), because the Trust’s valuation procedures did not require the use of the independent statistical fair value service. On June 30, 2012, substantially all of the common stocks and preferred stocks in these Funds were fair valued using the independent statistical fair value service in accordance with valuation procedures approved by the Trust’s Board of Trustees, and were therefore valued using Level 2 inputs. Accordingly, using the end of the reporting period method for determining when transfers between levels are recognized, common stocks and preferred stocks valued on June 30, 2012 at $34,445,375 were transferred from Level 1 to Level 2 in the International Equity Fund and $237,881,863 of common stocks and preferred stocks were transferred from Level 1 to Level 2 in the International Index Fund. For the remaining Funds, there were no transfers of securities between Level 1 and Level 2 as of June 30, 2012 as compared to December 31, 2011.

Derivative instruments, such as futures and foreign currency contracts, are not listed separately in the Schedules of Investments and are valued at the unrealized appreciation (depreciation) on the instrument.

The Small Cap Index Fund and International Index Fund did not hold any Level 3 securities valued at other than zero as of December 31, 2011 or for the period ended June 30, 2012. The remaining Funds did not hold any Level 3 securities as of December 31, 2011, or for the period ended June 30, 2012.

Securities transactions and investment income

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Funds. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums on money market instruments and long-term debt instruments. Realized gains and losses from security transactions are reported on an identified cost basis.

Fund share valuation

Fund shares are sold and redeemed on a continuous basis at net asset value. Net asset value per share is determined daily on each day the New York Stock Exchange is open. The net asset values are determined as of the close of regular session trading on the New York Stock Exchange (usually 3:00 p.m., Central Time). The net asset value per share is computed by dividing the total value of the Fund’s investments and other assets, less liabilities, by the number of Fund shares outstanding.

Federal income taxes, dividends and distributions to shareholders

Each Fund is a separate taxpayer for federal income tax purposes. It is the Funds’ policy to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments reportable for federal income tax purposes.

As of December 31, 2011, the Trust’s management completed a review of uncertain tax positions taken by the Funds and determined that no tax liability was required for unrecognized tax benefits, and no additional disclosures were needed. Generally, the tax authorities can initiate examinations of tax returns within the three year period beginning on the date such returns are filed. As a result, some tax returns are still open and subject to examination. In addition, as of December 31, 2011, management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change for the period ending December 31, 2012.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

As of June 30, 2012, each Fund’s aggregate unrealized gains and losses on securities based on cost for federal income tax purposes were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Cap Equity Fund	$36,291,677	$5,865,598	$(2,325,547)	$3,540,051
Small/Mid Cap Equity Fund	39,357,993	5,859,216	(2,504,084)	3,355,132
International Equity Fund	35,262,510	3,925,761	(3,398,255)	527,506
Large Cap Index Fund	465,310,111	134,221,596	(119,886,618)	14,334,978
Small Cap Index Fund	221,705,156	50,917,688	(43,537,569)	7,380,119
International Index Fund	258,469,723	58,843,607	(79,281,488)	(20,437,881)
Balanced Fund	72,799,783	7,837,107	—	7,837,107
Bond Fund	157,765,078	15,919,329	(14,502)	15,904,827
Money Market Fund	37,584,594	—	—	—

The differences between the cost of investments for federal income tax purposes and the cost of investments reflected on the Statements of Assets and Liabilities and Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

At December 31, 2011, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. Future capital loss carryforward utilization in any given year may be subject to Internal Revenue Code limitations. If not applied, the carryforwards will expire as follows:

	Non Expiring		Year of Expiration
	Short-term	Long-term	2013	2015	2016	2017	2018	Total
Large Cap Equity Fund	$—	$—	$—	$—	$7,444,476	$6,789,243	$—	$14,233,719
Small/Mid Cap Equity Fund	—	—	—	—	—	5,395,507	—	5,395,507
International Equity Fund	—	—	—	—	4,320,255	3,776,139	924,320	9,020,714
Bond Fund	—	—	—	147,522	—	897,757	—	1,045,279
Money Market Fund	—	—	1,102	—	—	—	—	1,102

Capital loss carryforwards incurred after January 1, 2012 will be permitted to carry forward indefinitely. These carryforwards must be utilized prior to carryforwards incurred before January 1, 2012. Therefore any carryforwards incurred prior to 2012 may be more likely to expire unused.

As of December 31, 2011, in accordance with federal tax regulations, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-term Gain	Unrealized Appreciation (Depreciation)	Accumulated Capital and Other Losses	Total
Large Cap Equity Fund	$244,550	$—	$2,395,853	$(14,233,719)	$(11,593,316)
Small/Mid Cap Equity Fund	98,551	—	2,790,665	(5,625,914)	(2,736,698)
International Equity Fund	210,489	—	(975,842)	(9,295,646)	(10,060,999)
Large Cap Index Fund	8,400,781	10,968,829	(17,724,005)	(1,043,486)	602,119
Small Cap Index Fund	11,863	100,855	(2,999,428)	(677,587)	(3,564,297)
International Index Fund	373,781	2,300	(24,501,973)	(1,451,618)	(25,577,510)
Balanced Fund	1,049,975	185,873	3,392,160	—	4,628,008
Bond Fund	—	—	15,506,685	(1,045,279)	14,461,406
Money Market Fund	—	—	—	(1,102)	(1,102)

Differences between these amounts and the undistributed net investment income reported on the Statements of Assets and Liabilities as of December 31, 2011 relate to current year estimates for return of capital transactions, accumulated capital losses, post-October loss deferrals, short term capital gains and mark-to-market of Passive Foreign Investment Companies (“PFICs”), and/or forward foreign currency and futures contract adjustments.

From November 1, 2011 through December 31, 2011, the Small/Mid Cap Equity Fund incurred $230,407 in realized losses, the International Equity Fund incurred $274,932 in realized losses, the Large Cap Index Fund incurred $1,043,486 in realized losses, the Small Cap Index Fund incurred $675,968 in realized losses and $1,620 in specified losses, and the International Index Fund incurred $1,300,093 in realized losses and $151,525 in specified losses. As permitted by tax regulation, the Funds intend to elect to defer these losses and treat them as arising on January 1, 2012.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for futures contracts, the recognition of net realized losses, the timing of Fund distributions, and foreign currency transactions. As a result, net investment income and net realized gain or loss on investment transactions for a reporting period may differ from distributions during such period. Accordingly, each Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

For the year ended December 31, 2011, these reclassifications were as follows:

Fund	Paid in Capital	Accumulated Net Realized Gain (Loss)	Net Unrealized Gain (Loss)	Accumulated Undistributed Net Investment Income (Loss)
Small/Mid Cap Equity Fund	$—	$13,586	$—	$(13,586)
International Equity Fund	—	(148,435)	—	148,435
Large Cap Index Fund	—	74,929	—	(74,929)
Small Cap Index Fund	(23,933)	85,755	—	(61,822)
International Index Fund	—	(1,181,378)	—	1,181,378

The Large Cap Equity, Small/Mid Cap Equity, International Equity, Large Cap Index, Small Cap Index, International Index, and Balanced Funds declare and pay dividend and capital gain distributions, if any, at least annually.

The Bond and Money Market Funds declare dividends daily and distribute dividends monthly on the last business day of the month. Capital gain distributions on these Funds, if any, are paid at least annually.

The tax character of distributions for certain Funds was designated as follows for the year ended December 31, 2011.

2011	Ordinary Income	Long-term Capital Gain	Total
Large Cap Index Fund	$211,546	$1,784,876	$1,996,422
Balanced Fund	1,949,667	519,086	2,468,753

For the remaining Funds, the tax distributions of ordinary income and long-term capital gains were the same as the distributions from net investment income and capital gains reflected in the Statements of Changes in Net Assets for the year ended December 31, 2011.

Foreign currency translations

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at June 30, 2012. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with realized and unrealized gains and losses on investment securities.

Expenses

Expenses arising in connection with a specific Fund are allocated to that Fund. Common Trust expenses are generally allocated between the Funds in proportion to each Fund’s relative net assets.

Use of estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Commitments and contingencies

In the normal course of business, the Trust enters into contracts on behalf of the Funds that may contain provisions for general indemnifications. Each Fund’s maximum exposure under these indemnification provisions is unknown, as this would involve future claims that may be made against each Fund that are not known at this time. However, based on past experience, the Funds believe the risk of loss from these indemnification provisions is remote.

Line of credit

State Farm Mutual Automobile Insurance Company (“Auto Company”), the parent company of SFIMC, has entered into a Line of Credit Agreement with the Trust. Under that agreement, a Fund may request and Auto Company, in its complete discretion, may lend money to a Fund for up to 30 days on an unsecured basis. Auto Company will not lend more than $50 million at any one time to the Funds and to the other mutual funds advised by SFIMC.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Under the agreement, a Fund will pay interest to Auto Company on any outstanding loan at a rate equal to the current 30-day A1+/P1 Commerical Paper Index. The Funds did not borrow under the Line of Credit Agreement during the six months ended June 30, 2012.

Financial Instruments

The Large Cap Index, Small Cap Index, and International Index Funds, and, indirectly, the Balanced Fund, are subject to equity price risk in the normal course of pursuing their investment objectives. These Funds entered into stock index futures contracts to gain exposure to market fluctuations, as the use of these instruments was more efficient or cost effective than actually buying the underlying securities. These contracts obligated those Funds to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. Realized and unrealized gains and losses from these contracts are reflected in the Statements of Operations. Unrealized gains and losses on open futures contracts are reflected as a component of net unrealized appreciation (depreciation) in the Statements of Assets and Liabilities, and in other assets in the Schedules of Investments. Daily fluctuation in the margin requirements for futures contracts are recorded as variation margin receivable or payable on the Statements of Assets and Liabilities. Upon entering into a futures contract, these Funds bore the risk of futures contracts’ prices moving unexpectedly, in which case, the Funds might not have been able to achieve the anticipated benefits of the futures contract and might realize a loss. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as the ultimate counterparty to all exchange traded futures, guarantees the futures against default.

The International Equity and International Index Funds are subject to foreign currency exchange risk in the normal course of pursuing their investment objectives. In order to attempt to decrease exposure to this risk, both Funds engaged in transaction hedging with the objective to protect against variations in exchange rates. Transaction hedging involved the purchase and sale of forward foreign currency contracts between trade date and settlement date on security transactions. Realized and unrealized gains and losses on forward foreign currency contracts are reflected in the Statements of Operations. Unrealized gains and losses on forward foreign currency contracts are reflected as a component of net unrealized appreciation (depreciation) in the Statements of Assets and Liabilities, and in other assets in the Schedules of Investments. These Funds bore the market risk that arises from changes in foreign currency rates and the credit risk should a counterparty fail to perform under such contracts, and as a result, might realize a loss.

The Large Cap Index, Small Cap Index, International Index Funds, and indirectly, the Balanced Fund, may enter into covered short sale transactions to dispose of certain securities received as part of corporate actions (e.g., corporate mergers or spin-offs) that no longer are included in the respective benchmark indices. These transactions are designed to help minimize the impact these non-index securities have on the overall performance of the Funds.

For unrealized gain (loss) of derivative instruments held by the Funds, see Note 5 under Futures and foreign currency contracts.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

As of June 30, 2012, the fair value of derivative instruments, which are also disclosed in Note 5 under Futures and foreign currency contracts, was as follows:

		Asset Derivatives			Liability Derivatives
Fund	Derivatives not accounted for as hedging instruments	Statements of Assets and Liabilities Location	Value		Statements of Assets and Liabilities Location	Value
International Equity Fund	Forward Foreign Currency Contracts	Unrealized gain on forward foreign currency contracts	$702		Unrealized loss on forward foreign currency contracts	$405

Total			$702			$405

Large Cap Index Fund	Stock Index Futures Contracts	Variation Margin; Analysis of Net Assets - Net Unrealized Appreciation	$92,714	(a)	Variation Margin; Analysis of Net Assets - Net Unrealized Depreciation	$—

Total			$92,714			$—

Small Cap Index Fund	Stock Index Futures Contracts	Variation Margin; Analysis of Net Assets - Net Unrealized Appreciation	$233,388	(a)	Variation Margin; Analysis of Net Assets - Net Unrealized Depreciation	$—

Total			$233,388			$—

International Index Fund	Stock Index Futures Contracts	Variation Margin; Analysis of Net Assets - Net Unrealized Appreciation	$148,081	(a)	Variation Margin; Analysis of Net Assets - Net Unrealized Depreciation	$—

Total			$148,081			$—

(a) Represents cumulative unrealized gain (loss) on futures contracts. Variation margin disclosed on the Statements of Assets and Liabilities is for the last day of the period.

As of June 30, 2012, the effect of derivative instruments on the Statement of Operations was as follows:

		Amount of Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Fund	Derivatives not accounted for as hedging instruments	Futures	Forward Currency Contracts	Futures	Forward Currency Contracts
International Equity Fund	Forward Foreign Currency Contracts	$—	$(3,480)	$—	$(60,932)
Large Cap Index Fund	Stock Index Futures Contracts	126,860	—	84,918	—
Small Cap Index Fund	Stock Index Futures Contracts	103,578	—	231,159	—
International Index Fund	Forward Foreign Currency Contracts	—	(40,671)	—	—
International Index Fund	Stock Index Futures Contracts	(138,789)	—	148,511	—

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

As of June 30, 2012, the average quarterly balance of outstanding derivative instruments was as follows:

	Futures Contracts		Foreign Currency Contracts
Fund	Average Number of Contracts Purchased	Average Notional Value of Contracts Purchased	Average Number of Contracts Purchased	Average U.S. Dollar of Contracts Purchased	Average Number of Contracts Sold	Average U.S. Dollar of Contracts Sold
International Equity Fund	—	$—	5	$180,117	6	$94,613
Large Cap Index Fund	36	2,407,364	—	—	—	—
Small Cap Index Fund	46	3,481,729	—	—	—	—
International Index Fund	54	2,774,253	—	—	—	—

3.	Transactions with affiliates

The Trust has entered into an investment advisory and management services agreement with SFIMC pursuant to which each Fund pays SFIMC an annual fee (computed on a daily basis and paid monthly) at the following annual rates:

Large Cap Equity Fund	0.60% of average daily net assets
Small/Mid Cap Equity Fund	0.80% of average daily net assets
International Equity Fund	0.80% of average daily net assets
Large Cap Index Fund (a)	0.24% of average daily net assets
Small Cap Index Fund	0.40% of average daily net assets
International Index Fund	0.55% of average daily net assets
Balanced Fund	None
Bond Fund	0.50% of average daily net assets
Money Market Fund	0.40% of average daily net assets

(a) Effective September 1, 2011, the management fee for the Large Cap Equity Index Fund decreased from 0.26% to 0.24% of the Fund’s average daily net assets.

SFIMC has agreed not to be paid an investment advisory and management services fee for performing its services for the Balanced Fund. However, SFIMC receives investment advisory fees from managing the underlying Funds in which the Balanced Fund invests.

With respect to each Fund, other than the Balanced, International Equity and International Index Funds, SFIMC has agreed to reimburse the expenses incurred by each Fund, (other than the investment advisory and management services fee, acquired fund fees and expenses and custody fees in the case of the Large Cap Index Fund and the Small Cap Index Fund) that exceed 0.10% of such Fund’s average daily net assets. With respect to the Balanced Fund, SFIMC has agreed to reimburse all expenses incurred by the Fund other than acquired fund fees and expenses. With respect to the International Equity and International Index Funds, SFIMC has agreed to reimburse the expenses incurred by these Funds, other than the investment advisory and management services fee and acquired fund fees and expenses, that exceed 0.20% of the Fund’s average daily net assets. With respect to the Large Cap Index Fund and the Small Cap Index Fund, SFIMC has agreed to reimburse all custody fees.

Beginning in early February 2009, the daily interest income on securities held by the Money Market Fund fell to a level below the amount of operating expenses incurred by the Money Market Fund. Since that time, SFIMC has been voluntarily waiving portions of its fees in amounts necessary to keep the daily net investment income of the Money Market Fund from falling below zero.

These expense reductions are voluntary and may be eliminated by SFIMC at any time.

The Funds do not pay any direct or indirect discount, commission or other compensation for transfer agent services provided by SFIMC or for distribution and underwriting services provided by State Farm VP Management Corp.

SFIMC has engaged Bridgeway Capital Management, Inc. (“Bridgeway”) and Westwood Management Corp. (“Westwood”) as the investment sub-advisers to provide day-to-day portfolio management for the Large Cap Equity Fund; Bridgeway and Rainier Investment Management, Inc. (“Rainier”) as the investment sub-advisers to provide day-to-day portfolio management for the Small/Mid Cap Equity Fund; Marsico Capital Management, LLC (“Marsico”) and Northern Cross, LLC (“Northern Cross”) as the investment sub-advisers to provide day-to-day portfolio management for the International Equity Fund; and BlackRock Fund Advisors (“BlackRock”) as the investment sub-adviser to provide day-to-day portfolio management for the Large Cap Index, Small Cap Index and International Index Funds.

In accordance with the investment objective of the Fund or Funds each sub-advises, Bridgeway, Westwood, Marsico, Northern Cross, BlackRock, and Rainier determine which securities to buy and sell, select the brokers and dealers to effect the transactions, and negotiate commissions. Bridgeway’s,

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Westwood’s, Rainier’s, Marsico’s, Northern Cross’s, and BlackRock’s sub-advisory fees for managing the respective portfolios are paid by SFIMC. No additional advisory fees are charged to the Funds for the services of the sub-advisers.

For the six months ended June 30, 2012, the following fees were earned by BlackRock, Bridgeway, Rainier, Westwood, Marisco, and Northern Cross for sub-advisory services (not all amounts earned were paid during the period):

	BlackRock	Bridgeway	Rainier	Westwood	Marsico	Northern Cross
Large Cap Equity Fund	$—	$44,704	$—	$34,975	$—	$—
Small Mid/Cap Equity Fund	—	61,886	64,522	—	—	—
International Equity Fund	—	—	—	—	47,159	54,163
Large Cap Index Fund	66,486	—	—	—	—	—
Small Cap Index Fund	115,022	—	—	—	—	—
International Index Fund	123,049	—	—	—	—	—

Total Sub-Advisory Fees	$304,557	$106,590	$64,522	$34,975	$47,159	$54,163

Certain officers and/or trustees of the Trust are also officers and/or directors of SFIMC. The Trust made no payments to its officers or trustees except for trustees’ fees paid to or accrued for the Trust’s independent trustees.

4.	Investment transactions

For the six months ended June 30, 2012, investment transactions (exclusive of short-term instruments) were as follows:

	Purchases (excluding U.S. Government Obligations)	Sales (excluding U.S. Government Obligations)	Purchases of U.S. Government Obligations	Sales of U.S. Government Obligations
Large Cap Equity Fund	$13,887,137	$13,542,186	$—	$—
Small/Mid Cap Equity Fund	19,867,317	19,513,063	—	—
International Equity Fund	7,817,390	8,059,615	—	—
Large Cap Index Fund	5,770,317	18,130,909	—	—
Small Cap Index Fund	25,738,820	33,039,571	—	—
International Index Fund	3,514,070	3,357,154	—	—
Balanced Fund	486,883	2,250,000	—	—
Bond Fund	11,450,474	5,001,242	—	3,703,047

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

5.	Futures and foreign currency contracts

As of June 30, 2012, the International Equity Fund had the following open forward foreign currency contracts. See Note 2 under Financial Instruments:

International Equity Fund
Foreign Amount Purchased (Sold)	Currency	Counterparty	Settlement Date	U.S. Dollar Amount Purchased (Sold)	Unrealized Gain	Unrealized (Loss)
5,278	British Pound	JPMorgan Chase Bank N.A	07/03/2012	(8,178)	$87	$—
5,521	British Pound	JPMorgan Chase Bank N.A	07/03/2012	(8,556)	91	—
25,738	British Pound	JPMorgan Chase Bank N.A	07/02/2012	(40,066)	244	—
985	British Pound	State Street Bank and Trust Company	07/03/2012	(1,528)	15	—
1,552	British Pound	State Street Bank and Trust Company	07/02/2012	(2,417)	14	—
32,083	British Pound	UBS AG	07/03/2012	(50,348)	—	(101)
6,943	Euro	UBS AG	07/03/2012	(8,789)	—	(3)
29,506	Swedish Krona	JPMorgan Chase Bank N.A	07/03/2012	(4,174)	90	—
8,407	Swedish Krona	UBS AG	07/03/2012	(1,215)	1	—
(17,465)	British Pound	JPMorgan Chase Bank N.A	07/03/2012	27,063	—	(289)
(41,741)	British Pound	UBS AG	07/05/2012	65,504	130	—
(700)	Hong Kong Dollar	State Street Bank and Trust Company	07/03/2012	90	1	—
(388,961)	Japanese Yen	State Street Bank and Trust Company	07/02/2012	4,893	28	—
(304,874)	Japanese Yen	State Street Bank and Trust Company	07/02/2012	3,811	—	(3)
(467)	Swiss Franc	JPMorgan Chase Bank N.A	07/03/2012	483	—	(9)
(8,926)	Swiss Franc	UBS AG	07/05/2012	9,405	1	—

				Total	$702	$(405)

The Large Cap Index, Small Cap Index and International Index Funds had the following open futures contracts at June 30, 2012:

Fund	Type	Number of contracts	Notional Value	Market Value	Position	Expiration Month	Unrealized Gain (Loss)
Large Cap Index Fund	S&P 500 Index Mini	39	$2,552,266	$2,644,980	Long	September ‘12	$92,714

Small Cap Index Fund	Russell 2000 Index Mini	70	5,334,412	5,567,800	Long	September ‘12	$233,388

International Index Fund	ASX SPI 200 Index	5	522,650	519,042	Long	September ‘12	$(3,608)
International Index Fund	Euro Stoxx 50	46	1,245,530	1,312,703	Long	September ‘12	67,173
International Index Fund	FTSE 100 Index	15	1,271,535	1,297,478	Long	September ‘12	25,943
International Index Fund	Nikkei 225 Index	16	839,656	898,229	Long	September ‘12	58,573

Total							$148,081

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

(1)

“Standard & Poor’s ®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500”, and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by State Farm Life Insurance Company, State Farm Life and Accident Assurance Company and the State Farm Variable Product Trust. Neither the Large Cap Equity Index Fund nor the Stock and Bond Balanced Fund is sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Large Cap Equity Index Fund or the Stock and Bond Balanced Fund.

(2)

The Russell 2000®Index is a trademark/service mark and Russell® is a trademark of the Frank Russell Company, doing business as Russell Investment Group (“Russell”). The Small Cap Equity Index Fund is not sponsored, endorsed, sold or promoted by, nor in any way affiliated with the Russell. Russell is not responsible for and has not reviewed the Small Cap Equity Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

(3)

The EAFE®Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and its affiliates and has been licensed for use by the State Farm Variable Product Trust (the “Trust”). The International Equity Index Fund (the “Fund”), based on the EAFE®Free Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of the Fund shares. The Trust’s Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each Fund for the past five years, or if performance information is not available for these periods, since the Fund’s inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

(For a share outstanding throughout each period)

	Six months ended June 30, 2012		Year ended December 31,
	(Unaudited)		2011	2010	2009	2008	2007
Net asset value, beginning of period	$7.49		7.59	6.74	5.59	9.82	11.43

Income from Investment Operations
Net investment income (a)	0.05		0.09	0.06	0.07	0.18	0.26
Net gain (loss) on investments (both realized and unrealized)	0.62		(0.10)	0.85	1.15	(4.22)	(1.00)

Total from investment operations	0.67		(0.01)	0.91	1.22	(4.04)	(0.74)

Less Distributions
Net investment income	—		(0.09)	(0.06)	(0.07)	(0.13)	(0.24)
Net realized gain	—		—	—	—	(0.06)	(0.63)

Total distributions	—		(0.09)	(0.06)	(0.07)	(0.19)	(0.87)

Net asset value, end of period	$8.16		7.49	7.59	6.74	5.59	9.82

Total Return (b)	8.95%		(0.12)%	13.55%	21.84%	(41.12)%	(6.55)%
Net assets, end of period (millions)	$39.8		36.6	36.5	31.5	25.1	40.2
Ratios to average net assets assuming expense reductions
Expenses	0.70	%(c)	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income	1.21	%(c)	1.19%	0.89%	1.24%	2.30%	2.24%
Ratios to average net assets absent expense reductions
Expenses	0.74	%(c)	0.75%	0.75%	0.78%	0.74%	0.70%
Net investment income	1.17	%(c)	1.14%	0.84%	1.16%	2.26%	2.24%
Portfolio turnover rate	71	%(c)	42%	57%	70%	144%	40%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Total return is not annualized for periods that are less than a full year.

(c)	Determined on an annualized basis.

See accompanying notes to financial statements.	81

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

(For a share outstanding throughout each period)

	Six months ended June 30, 2012		Year ended December 31,
	(Unaudited)		2011	2010	2009	2008	2007
Net asset value, beginning of period	$9.41		9.64	7.80	6.00	11.28	10.79
Income from Investment Operations
Net investment income (a)(b)	0.02		0.02	0.03	0.03	0.01	—
Net gain (loss) on investments (both realized and unrealized)	0.71		(0.22)	1.83	1.78	(5.14)	1.71

Total from investment operations	0.73		(0.20)	1.86	1.81	(5.13)	1.71

Less Distributions
Net investment income (c)	—		(0.03)	(0.02)	(0.01)	—	—
Net realized gain	—		—	—	—	(0.15)	(1.22)

Total distributions	—		(0.03)	(0.02)	(0.01)	(0.15)	(1.22)

Net asset value, end of period	$10.14		9.41	9.64	7.80	6.00	11.28

Total Return (d)	7.76%		(2.08)%	23.89%	30.12%	(45.36)%	15.81%
Net assets, end of period (millions)	$42.4		39.5	40.6	32.4	24.0	41.2
Ratios to average net assets assuming expense reductions
Expenses	0.90	%(e)	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment income	0.31	%(e)	0.25%	0.36%	0.42%	0.10%	0.04%
Ratios to average net assets absent expense reductions
Expenses	0.96	%(e)	0.97%	0.99%	1.02%	0.97%	0.97%
Net investment income	0.25	%(e)	0.18%	0.27%	0.30%	0.03%	(0.03)%
Portfolio turnover rate	94	%(e)	87%	108%	131%	101%	96%

(a)	Net investment income represents less than $0.01 per share in 2007.

(b)	Average shares outstanding for the period were used to calculate net investment income per share.

(c)	Distributions from net investment income represent less than $0.01 per share in 2008 and 2007.

(d)	Total return is not annualized for periods that are less than a full year.

(e)	Determined on an annualized basis.

82	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

(For a share outstanding throughout each period)

	Six months ended
	June 30, 2012			Year ended December 31,
	(Unaudited)		2011	2010	2009	2008	2007
Net asset value, beginning of period	$8.23		9.75	8.82	6.55	12.84	12.93
Income from Investment Operations
Net investment income (a)	0.09		0.12	0.09	0.09	0.21	0.17
Net gain (loss) on investments (both realized and unrealized)	0.32		(1.47)	1.01	2.36	(6.26)	1.30

Total from investment operations	0.41		(1.35)	1.10	2.45	(6.05)	1.47

Less Distributions
Net investment income (b)	—		(0.17)	(0.17)	(0.18)	—	(0.22)
Net realized gain	—		—	—	—	(0.24)	(1.34)

Total distributions	—		(0.17)	(0.17)	(0.18)	(0.24)	(1.56)

Net asset value, end of period	$8.64		8.23	9.75	8.82	6.55	12.84

Total Return (c)	4.98%		(13.79)%	12.52%	37.35%	(47.03)%	11.10%
Net assets, end of period (millions)	$35.9		34.2	40.0	35.2	25.1	47.2
Ratios to average net assets assuming expense reductions
Expenses	1.00	%(d)	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income	2.13	%(d)	1.28%	1.05%	1.19%	2.08%	1.23%
Ratios to average net assets absent expense reductions
Expenses	1.26	%(d)	1.29%	1.36%	1.53%	1.38%	1.23%
Net investment income	1.87	%(d)	0.99%	0.69%	0.66%	1.70%	1.00%
Portfolio turnover rate	44	%(d)	57%	66%	65%	157%	49%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Distributions from net investment income represent less than $0.01 per share in 2008.

(c)	Total return is not annualized for periods that are less than a full year.

(d)	Determined on an annualized basis.

See accompanying notes to financial statements.	83

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

(For a share outstanding throughout each period)

	Six months ended
	June 30, 2012			Year ended December 31,
	(Unaudited)		2011	2010	2009	2008	2007
Net asset value, beginning of period	$12.67		12.50	11.20	9.04	14.83	14.37
Income from Investment Operations
Net investment income (a)	0.13		0.23	0.20	0.19	0.25	0.25
Net gain (loss) on investments (both realized and unrealized)	1.06		(0.01)	1.45	2.16	(5.76)	0.50

Total from investment operations	1.19		0.22	1.65	2.35	(5.51)	0.75

Less Distributions
Net investment income (b)	—		—	(0.21)	(0.19)	(0.25)	(0.25)
Net realized gain	—		(0.05)	(0.14)	—	(0.03)	(0.04)

Total distributions	—		(0.05)	(0.35)	(0.19)	(0.28)	(0.29)

Net asset value, end of period	$13.86		12.67	12.50	11.20	9.04	14.83

Total Return (c)	9.39%		1.83%	14.73%	26.07%	(37.14)%	5.23%
Net assets, end of period (millions)	$479.9		454.4	478.6	445.4	368.2	613.1
Ratios to average net assets
Expenses (d)	0.29	%(e)	0.31%	0.32%	0.32%	0.32%	0.31%
Net investment income	1.88	%(e)	1.79%	1.75%	2.02%	2.00%	1.65%
Portfolio turnover rate	2	%(e)	4%	5%	5%	5%	4%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Distributions from net investment income represent less than $0.01 per share in 2011.

(c)	Total return is not annualized for periods that are less than a full year.

(d)	The effect of expense reimbursements is less than 0.005%.

(e)	Determined on an annualized basis.

84	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

(For a share outstanding throughout each period)

	Six months ended June 30, 2012			Year ended December 31,
	(Unaudited)		2011	2010	2009	2008	2007
Net asset value, beginning of period	$9.79		10.82	8.64	6.89	11.57	12.94
Income from Investment Operations
Net investment income (a)	0.05		0.08	0.08	0.07	0.10	0.15
Net gain (loss) on investments (both realized and unrealized)	0.76		(0.56)	2.18	1.75	(4.09)	(0.43)

Total from investment operations	0.81		(0.48)	2.26	1.82	(3.99)	(0.28)

Less Distributions
Net investment income	—		(0.08)	(0.08)	(0.06)	(0.09)	(0.14)
Net realized gain	—		(0.47)	—	(0.01)	(0.60)	(0.95)

Total distributions	—		(0.55)	(0.08)	(0.07)	(0.69)	(1.09)

Net asset value, end of period	$10.60		9.79	10.82	8.64	6.89	11.57

Total Return (b)	8.27%		(4.53)%	26.12%	26.39%	(34.05)%	(2.22)%
Net assets, end of period (millions)	$230.0		218.7	244.2	208.0	172.1	276.2
Ratios to average net assets assuming expense reductions
Expenses	0.50	%(c)	0.50%	0.50%	0.50%	0.50%	0.49%
Net investment income	0.91	%(c)	0.72%	0.83%	0.94%	1.00%	1.15%
Ratios to average net assets absent expense reductions
Expenses	0.51	%(c)	0.51%	0.52%	0.53%	0.51%	0.50%
Net investment income	0.90	%(c)	0.71%	0.81%	0.91%	0.99%	1.14%
Portfolio turnover rate	23	%(c)	14%	13%	22%	20%	20%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Total return is not annualized for periods that are less than a full year.

(c)	Determined on an annualized basis.

See accompanying notes to financial statements.	85

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

(For a share outstanding throughout each period)

	Six months ended June 30, 2012			Year ended December 31,
	(Unaudited)		2011	2010	2009	2008	2007
Net asset value, beginning of period	$10.34		12.24	11.67	9.35	17.11	16.32
Income from Investment Operations
Net investment income (a)	0.22		0.32	0.25	0.24	0.41	0.38
Net gain (loss) on investments (both realized and unrealized)	0.12		(1.85)	0.59	2.37	(7.63)	1.30

Total from investment operations	0.34		(1.53)	0.84	2.61	(7.22)	1.68

Less Distributions
Net investment income	—		(0.33)	(0.27)	(0.29)	(0.25)	(0.47)
Net realized gain (b)	—		(0.04)	—	—	(0.29)	(0.42)

Total distributions	—		(0.37)	(0.27)	(0.29)	(0.54)	(0.89)

Net asset value, end of period	$10.68		10.34	12.24	11.67	9.35	17.11

Total Return (c)	3.29%		(12.50)%	7.18%	28.01%	(42.13)%	10.04%
Net assets, end of period (millions)	$241.7		236.9	280.1	272.9	220.1	394.5
Ratios to average net assets
Expenses	0.68	%(d)	0.69%	0.67%	0.71%	0.75%	0.71%
Net investment income	4.14	%(d)	2.73%	2.19%	2.42%	2.95%	2.19%
Portfolio turnover rate	3	%(d)	2%	4%	4%	5%	6%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Distributions from net realized gain represent less than $0.01 per share in 2009.

(c)	Total return is not annualized for periods that are less than a full year.

(d)	Determined on an annualized basis.

86	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST STOCK AND BOND BALANCED FUND

(For a share outstanding throughout each period)

	Six months ended June 30, 2012			Year ended December 31,
	(Unaudited)		2011	2010	2009	2008	2007
Net asset value, beginning of period	$12.41		12.36	11.39	9.76	13.33	12.96
Income from Investment Operations
Net investment income (a)	0.08		0.16	0.30	0.30	0.38	0.36
Net gain (loss) on investments (both realized and unrealized)	0.71		0.28	1.00	1.74	(3.48)	0.39

Total from investment operations	0.79		0.44	1.30	2.04	(3.10)	0.75

Less Distributions
Net investment income	—		(0.31)	(0.32)	(0.41)	(0.39)	(0.34)
Net realized gain (b)	—		(0.08)	(0.01)	—	(0.08)	(0.04)

Total distributions	—		(0.39)	(0.33)	(0.41)	(0.47)	(0.38)

Net asset value, end of period	$13.20		12.41	12.36	11.39	9.76	13.33

Total Return (c)	6.37%		3.72%	11.46%	21.06%	(23.14)%	5.73%
Net assets, end of period (millions)	$80.8		78.3	81.0	76.7	68.3	98.5
Ratios to average net assets assuming expense reductions
Expenses (d)	0.00	%(e)	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	1.22	%(e)	1.30%	2.51%	2.92%	3.15%	2.71%
Ratios to average net assets absent expense reductions
Expenses (d)	0.09	%(e)	0.09%	0.07%	0.07%	0.07%	0.07%
Net investment income	1.13	%(e)	1.21%	2.44%	2.85%	3.08%	2.64%
Portfolio turnover rate	1	%(e)	2%	8%	3%	7%	3%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Distributions from net realized gain represent less than $0.01 per share in 2009.

(c)	Total return is not annualized for periods that are less than a full year.

(d)	Expense ratios relate to the Balanced Fund only and do not reflect the Fund’s proportionate share of the expenses of the underlying funds.

(e)	Determined on an annualized basis.

See accompanying notes to financial statements.	87

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

(For a share outstanding throughout each period)

	Six months ended June 30, 2012			Year ended December 31,
	(Unaudited)		2011	2010	2009	2008		2007
Net asset value, beginning of period	$10.94		10.61	10.43	9.71	10.08		9.92
Income from Investment Operations
Net investment income	0.17		0.36	0.39	0.45	0.46		0.46
Net gain (loss) on investments (both realized and unrealized)	0.03		0.33	0.18	0.72	(0.37)		0.16

Total from investment operations	0.20		0.69	0.57	1.17	0.09		0.62

Less Distributions
Net investment income	(0.17)		(0.36)	(0.39)	(0.45)	(0.46)		(0.46)

Total distributions	(0.17)		(0.36)	(0.39)	(0.45)	(0.46)		(0.46)

Net asset value, end of period	$10.97		10.94	10.61	10.43	9.71		10.08

Total Return (a)	1.85%		6.58%	5.54%	12.25%	0.95%		6.37%
Net assets, end of period (millions)	$174.6		175.4	173.7	170.4	166.7		190.3
Ratios to average net assets
Expenses	0.58	%(b)	0.58%	0.58%	0.58%	0.58	%(c)	0.58	%(c)
Net investment income	3.16	%(b)	3.31%	3.70%	4.42%	4.67%		4.59%
Portfolio turnover rate	10	%(b)	15%	18%	7%	6%		17%

(a)	Total return is not annualized for periods that are less than a full year.

(b)	Determined on an annualized basis.

(c)	The effect of expense reimbursements is less than 0.005%.

88	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST MONEY MARKET FUND

(For a share outstanding throughout each period)

	Six months ended June 30, 2012			Year ended December 31,
	(Unaudited)		2011	2010	2009	2008	2007
Net asset value, beginning of period	$1.00		1.00	1.00	1.00	1.00	1.00
Income from Investment Operations
Net investment income (a)	—		—	—	—	0.02	0.05

Total from investment operations	—		—	—	—	0.02	0.05

Less Distributions
Net investment income (b)	—		—	—	—	(0.02)	(0.05)

Total distributions	—		—	—	—	(0.02)	(0.05)

Net asset value, end of period	$1.00		1.00	1.00	1.00	1.00	1.00

Total Return (c)	0.00%		0.00%	0.00%	0.03%	2.08%	4.77%
Net assets, end of period (millions)	$37.5		40.0	42.8	46.4	50.9	49.8
Ratios to average net assets assuming expense reductions
Expenses (d)	0.08	%(e)	0.11%	0.16%	0.28%	0.50%	0.50%
Net investment income	0.00	%(e)	0.00%	0.00%	0.03%	2.06%	4.67%
Ratios to average net assets absent expense reductions
Expenses	0.59	%(e)	0.58%	0.53%	0.55%	0.53%	0.55%
Net investment income	(0.51	)%(e)	(0.47)%	(0.37)%	(0.24)%	2.03%	4.62%

(a)	Net investment income represents less than $0.01 per share in 2009.

(b)	Distributions from net investment income represent less than $0.01 per share in 2009.

(c)	Total return is not annualized for periods that are less than a full year.

(d)	The expense ratio for 2012, 2011, 2010 and 2009 includes the effect of the voluntary fee waiver from SFIMC described in Note 3 under Transactions with affiliates.

(e)	Determined on an annualized basis.

See accompanying notes to financial statements.	89

State Farm VP Management Corp
(Underwriter and Distributor of Securities Products)
One State Farm Plaza
Bloomington, IL 61710-0001

FORWARDING SERVICE REQUESTED

U.S. POSTAGE
PAID
LANCASTER, PA
PERMIT NO. 1275

PRESORTED STANDARD

StateFarm™

Issued by:

State Farm Life Insurance Company
(Not licensed in MA, NY, or WI)
State Farm Life and Accident Assurance Company
(Licensed in NY and WI)
Home Office, Bloomington, Illinois

State Farm VP Management Corp.
(Underwriter and Distributor of Securities Products)
One State Farm Plaza
Bloomington, Illinois 61710-0001
1-888-702-2307

statefarm.com®

Not FDIC Insured	• May Lose Value • No Bank Guarantee

231-360213-CH

AP2012/08/1006

8-2012
Printed in U.S.A.

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a) The information required by this Item 6(a) is included as part of the report to shareholders under Item 1 of this Form N-CSR.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may recommend nominees to the State Farm Variable Product Trust Board of Trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(b) Certification of principal executive officer and principal financial officer required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-14(b) or 240.15d-14(b))(as applicable), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350): Attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Variable Product Trust

BY	/S/ EDWARD B. RUST, JR.
Edward B. Rust, Jr.
President

Date August 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

BY	/S/ EDWARD B. RUST, JR.
Edward B. Rust, Jr.
President

Date August 27, 2012

BY	/S/ MICHAEL L. TIPSORD
Michael L. Tipsord
Senior Vice President and Treasurer

Date August 27, 2012